UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Christina H. Lee, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2022

Item 1.

Reports to Stockholders

Strategic Advisers® Core Income Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report

August 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of New Sub-Advisory and Sub-Subadvisory Agreements

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2022

(by issuer, excluding cash equivalents)	% of fund's net assets
PIMCO Total Return Fund Institutional Class	12.8
Fidelity SAI Total Bond Fund	11.3
U.S. Treasury Obligations	8.9
Western Asset Core Plus Bond Fund Class I	6.2
Western Asset Core Bond Fund Class I	5.1
DoubleLine Total Return Bond Fund Class N	3.8
Fidelity U.S. Bond Index Fund	3.3
Fidelity SAI U.S. Treasury Bond Index Fund	3.1
Voya Intermediate Bond Fund Class I	3.0
Fannie Mae	2.7

Asset Allocation (% of fund's net assets)

As of August 31, 2022
Corporate Bonds	9.5%
U.S. Government and U.S. Government Agency Obligations	17.4%
Asset-Backed Securities	2.2%
CMOs and Other Mortgage Related Securities	2.5%
Municipal Securities	0.2%
Bank Loan Funds	0.3%
High Yield Fixed-Income Funds	1.0%
Intermediate Government Funds	3.1%
Intermediate-Term Bond Funds	60.3%
Long Government Bond Funds	2.4%
Short-Term Bond Funds	1.1%
Other Investments	0.7%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.7)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.5%
		Principal Amount(a)	Value
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
1.7% 3/25/26		$700,000	$638,982
2.55% 12/1/33		8,833,000	7,037,840
3.5% 6/1/41		4,990,000	3,933,255
3.5% 9/15/53		1,298,000	956,905
3.55% 9/15/55		1,440,000	1,054,356
3.65% 9/15/59		8,915,000	6,462,231
3.8% 12/1/57		31,378,000	23,752,181
4.3% 2/15/30		3,709,000	3,557,630
4.5% 5/15/35		1,980,000	1,859,549
4.5% 3/9/48		6,650,000	5,831,242
4.75% 5/15/46		14,210,000	13,177,956
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		305,000	269,163
Cablevision Lightpath LLC 3.875% 9/15/27 (b)		10,000	8,727
Cellnex Telecom SA 1.75% 10/23/30 (Reg. S)	EUR	5,500,000	4,200,293
Cogent Communications Group, Inc.:
3.5% 5/1/26 (b)		165,000	148,554
7% 6/15/27 (b)		255,000	243,701
Frontier Communications Holdings LLC:
5% 5/1/28 (b)		215,000	188,439
5.875% 10/15/27 (b)		95,000	88,611
Holdco SASU:
6.5% 10/15/26 (b)		475,000	434,046
7% 10/15/28 (b)		450,000	412,822
Iliad SA 1.5% 10/14/24 (Reg. S)	EUR	3,100,000	2,968,313
Level 3 Financing, Inc.:
3.4% 3/1/27 (b)		2,605,000	2,310,534
3.625% 1/15/29 (b)		4,900,000	3,932,789
3.875% 11/15/29 (b)		2,945,000	2,498,584
4.25% 7/1/28 (b)		1,520,000	1,263,500
5.375% 5/1/25		400,000	400,059
Lumen Technologies, Inc.:
4.5% 1/15/29 (b)		235,000	175,308
5.125% 12/15/26 (b)		185,000	159,856
5.625% 4/1/25		175,000	169,735
6.875% 1/15/28		15,000	13,503
7.6% 9/15/39		939,000	738,805
7.65% 3/15/42		1,000,000	778,660
Qwest Corp. 7.25% 9/15/25		203,000	210,159
Sable International Finance Ltd. 5.75% 9/7/27 (b)		526,000	479,975
Sprint Capital Corp. 8.75% 3/15/32		555,000	670,007
Sprint Spectrum Co. LLC:
4.738% 9/20/29 (b)		941,875	945,311
5.152% 9/20/29 (b)		14,655,000	14,746,192
Telecom Italia SpA 5.303% 5/30/24 (b)		370,000	356,169
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		400,000	364,000
Verizon Communications, Inc.:
2.355% 3/15/32		6,199,000	5,085,706
2.65% 11/20/40		1,515,000	1,093,526
3.4% 3/22/41		5,480,000	4,414,595
4.016% 12/3/29		5,531,000	5,306,651
Virgin Media Finance PLC 5% 7/15/30 (b)		270,000	213,287
Windstream Escrow LLC 7.75% 8/15/28 (b)		500,000	429,790
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		1,900,000	1,619,750
			125,601,247
Entertainment - 0.0%
Netflix, Inc. 4.375% 11/15/26		165,000	160,050
Roblox Corp. 3.875% 5/1/30 (b)		280,000	233,568
Take-Two Interactive Software, Inc. 4% 4/14/32		3,095,000	2,854,317
Universal Music Group NV 3.75% 6/30/32 (Reg. S)	EUR	300,000	300,392
			3,548,327
Interactive Media & Services - 0.0%
Tencent Holdings Ltd. 3.84% 4/22/51 (b)		2,435,000	1,805,066
Media - 0.4%
Adria Bidco BV 5.25% 2/1/30 (b)	EUR	5,200,000	4,073,851
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		555,000	477,300
Altice France Holding SA:
4% 2/15/28 (Reg. S)	EUR	4,800,000	3,424,870
8% 5/15/27 (Reg. S)	EUR	4,800,000	3,931,364
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		2,450,000	2,438,532
4.5% 8/15/30 (b)		180,000	151,376
4.5% 5/1/32		3,822,000	3,101,477
4.5% 6/1/33 (b)		2,110,000	1,656,350
4.75% 2/1/32 (b)		115,000	95,128
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51		2,995,000	1,998,403
3.9% 6/1/52		12,063,000	8,173,313
4.8% 3/1/50		4,815,000	3,779,394
4.908% 7/23/25		7,565,000	7,539,069
5.25% 4/1/53		1,805,000	1,510,047
5.375% 4/1/38		450,000	394,597
5.375% 5/1/47		32,024,000	27,293,666
6.384% 10/23/35		3,210,000	3,177,355
6.484% 10/23/45		2,420,000	2,309,978
Comcast Corp.:
2.937% 11/1/56		1,940,000	1,314,380
3.75% 4/1/40		670,000	581,462
3.999% 11/1/49		10,000	8,542
COX Communications, Inc.:
1.8% 10/1/30 (b)		975,000	773,433
2.6% 6/15/31 (b)		275,000	228,916
3.15% 8/15/24 (b)		1,550,000	1,504,956
Cox Enterprises, Inc. 7.375% 7/15/27 (b)		3,445,000	3,733,757
CSC Holdings LLC:
4.125% 12/1/30 (b)		215,000	174,150
4.5% 11/15/31 (b)		220,000	176,491
4.625% 12/1/30 (b)		170,000	121,550
5.75% 1/15/30 (b)		1,000,000	774,440
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)		7,375,000	1,401,250
Discovery Communications LLC:
3.625% 5/15/30		4,338,000	3,800,574
4% 9/15/55		1,620,000	1,073,255
4.65% 5/15/50		11,727,000	8,908,930
5.3% 5/15/49		7,695,000	6,378,699
DISH DBS Corp.:
5.125% 6/1/29		1,100,000	651,750
5.875% 11/15/24		200,000	181,000
7.75% 7/1/26		550,000	433,631
Fox Corp.:
5.476% 1/25/39		2,474,000	2,432,035
5.576% 1/25/49		1,641,000	1,586,599
Gray Television, Inc. 4.75% 10/15/30 (b)		100,000	82,400
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	800,000	763,346
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		200,000	172,000
Magallanes, Inc.:
3.428% 3/15/24 (b)		3,519,000	3,439,997
3.638% 3/15/25 (b)		2,033,000	1,962,894
3.755% 3/15/27 (b)		3,520,000	3,287,966
4.054% 3/15/29 (b)		1,378,000	1,254,798
4.279% 3/15/32 (b)		3,731,000	3,250,947
5.05% 3/15/42 (b)		11,871,000	9,704,679
5.141% 3/15/52 (b)		16,654,000	13,329,808
5.391% 3/15/62 (b)		580,000	465,568
Paramount Global:
4.2% 5/19/32		650,000	571,937
4.6% 1/15/45		5,565,000	4,318,537
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (b)		345,000	297,390
SES Global Americas Holdings GP 5.3% 3/25/44 (b)		2,000,000	1,701,540
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)		370,000	298,775
5.5% 7/1/29 (b)		1,000,000	935,080
TEGNA, Inc. 4.75% 3/15/26 (b)		225,000	220,943
Time Warner Cable LLC:
5.5% 9/1/41		3,791,000	3,254,935
5.875% 11/15/40		6,893,000	6,175,136
6.55% 5/1/37		8,522,000	8,370,755
7.3% 7/1/38		6,393,000	6,567,505
Virgin Media Secured Finance PLC:
4.25% 1/15/30 (Reg. S)	GBP	1,500,000	1,458,891
5.5% 5/15/29 (b)		175,000	157,063
VZ Secured Financing BV 5% 1/15/32 (b)		565,000	460,673
Ziggo BV:
2.875% 1/15/30 (Reg. S)	EUR	1,100,000	881,592
4.875% 1/15/30 (b)		115,000	97,083
			185,248,108
Wireless Telecommunication Services - 0.2%
Digicel International Finance Ltd. / Digicel International Holdings Ltd.:
8% 12/31/26 (b)		2,650,000	1,702,625
8.75% 5/25/24 (b)		300,000	283,088
8.75% 5/25/24 (b)		400,000	375,500
13% 12/31/25 pay-in-kind (b)(c)		2,217,435	1,826,612
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (d)(e)		2,500,000	0
9.75% 7/15/25 (b)(d)(e)		5,500,000	1
Millicom International Cellular SA:
4.5% 4/27/31 (b)		200,000	164,163
5.125% 1/15/28 (b)		346,500	317,829
Rogers Communications, Inc.:
3% 3/15/23		150,000	149,341
3.2% 3/15/27 (b)		4,297,000	4,088,309
3.8% 3/15/32 (b)		3,750,000	3,422,648
Sprint Corp.:
7.125% 6/15/24		2,950,000	3,045,757
7.875% 9/15/23		5,977,000	6,158,103
T-Mobile U.S.A., Inc.:
2.05% 2/15/28		1,450,000	1,258,423
2.25% 2/15/26		3,450,000	3,171,482
2.25% 11/15/31		3,015,000	2,418,781
2.625% 4/15/26		220,000	203,419
2.625% 2/15/29		275,000	237,117
3% 2/15/41		3,775,000	2,762,898
3.4% 10/15/52		2,935,000	2,119,575
3.75% 4/15/27		11,565,000	11,089,686
3.875% 4/15/30		36,257,000	33,509,694
4.375% 4/15/40		200,000	176,412
4.5% 4/15/50		3,381,000	2,950,294
Vodafone Group PLC:
4.25% 9/17/50		3,525,000	2,882,182
4.875% 10/3/78 (Reg. S) (c)	GBP	600,000	646,486
5.25% 5/30/48		3,350,000	3,092,220
6.25% 10/3/78 (Reg. S) (c)		805,000	778,596
			88,831,241

TOTAL COMMUNICATION SERVICES			405,033,989

CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.0%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)		2,000,000	1,850,880
Aptiv PLC / Aptiv Corp. 3.25% 3/1/32		1,015,000	853,071
Dana, Inc.:
4.5% 2/15/32		115,000	91,809
5.625% 6/15/28		400,000	358,916
Patrick Industries, Inc. 4.75% 5/1/29 (b)		110,000	90,063
Valeo SA 1% 8/3/28 (Reg. S)	EUR	600,000	473,555
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	800,000	639,835
			4,358,129
Automobiles - 0.1%
Ford Motor Co.:
3.25% 2/12/32		1,675,000	1,311,391
4.75% 1/15/43		2,000,000	1,496,100
5.291% 12/8/46		1,925,000	1,544,813
6.1% 8/19/32		8,650,000	8,423,024
General Motors Co.:
6.25% 10/2/43		8,870,000	8,546,414
6.6% 4/1/36		575,000	580,204
6.75% 4/1/46		1,775,000	1,780,538
General Motors Financial Co., Inc.:
2.4% 4/10/28		1,895,000	1,603,511
3.7% 5/9/23		11,800,000	11,770,372
4% 1/15/25		5,695,000	5,623,601
4.25% 5/15/23		1,875,000	1,875,819
Thor Industries, Inc. 4% 10/15/29 (b)		150,000	121,627
			44,677,414
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		639,000	607,050
California Institute of Technology 3.65% 9/1/19		535,000	386,094
ERAC U.S.A. Finance LLC 3.3% 12/1/26 (b)		8,865,000	8,385,233
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		425,000	426,157
Massachusetts Institute of Technology:
2.989% 7/1/50		1,340,000	1,075,076
5.6% 7/1/11		400,000	463,480
President and Fellows of Harvard College:
3.15% 7/15/46		315,000	265,266
3.3% 7/15/56		190,000	155,467
3.745% 11/15/52		720,000	666,612
Service Corp. International 5.125% 6/1/29		270,000	255,801
Thomas Jefferson University 3.847% 11/1/57		2,575,000	2,110,205
Trustees of Boston University 4.061% 10/1/48		450,000	419,052
University of Pennsylvania Trustees:
2.396% 10/1/50		495,000	344,326
3.61% 2/15/2119		285,000	207,769
University of Southern California 3.841% 10/1/47		715,000	657,231
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		325,000	313,290
Washington University:
3.524% 4/15/54		2,630,000	2,244,567
4.349% 4/15/22		2,340,000	1,978,661
Yale University 2.402% 4/15/50		2,140,000	1,536,365
			22,497,702
Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (b)		4,925,000	3,996,958
4.375% 1/15/28 (b)		280,000	250,310
5.75% 4/15/25 (b)		90,000	90,450
Accor SA 2.375% 11/29/28 (Reg. S)	EUR	500,000	418,310
Aramark Services, Inc. 5% 2/1/28 (b)		1,990,000	1,831,437
Brinker International, Inc. 3.875% 5/15/23		1,066,000	1,047,345
Caesars Entertainment, Inc.:
4.625% 10/15/29 (b)		1,600,000	1,286,952
6.25% 7/1/25 (b)		380,000	371,036
Carnival Corp.:
4% 8/1/28 (b)		225,000	187,308
7.625% 3/1/26 (b)		1,050,000	892,500
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (b)		1,500,000	1,307,145
6.75% 1/15/30 (b)		325,000	265,018
Garden SpinCo Corp. 8.625% 7/20/30 (b)		45,000	47,925
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)		325,000	262,377
3.75% 5/1/29 (b)		255,000	220,006
4% 5/1/31 (b)		970,000	819,794
5.75% 5/1/28 (b)		350,000	342,192
Hyatt Hotels Corp. 1.8% 10/1/24		3,020,000	2,871,051
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	1,305,000	1,337,553
International Game Technology PLC 6.5% 2/15/25 (b)		800,000	794,000
Marriott International, Inc.:
3.125% 6/15/26		1,240,000	1,178,381
3.6% 4/15/24		1,310,000	1,297,110
McDonald's Corp. 4.7% 12/9/35		1,865,000	1,850,806
MGM Resorts International:
4.625% 9/1/26		500,000	454,885
6.75% 5/1/25		100,000	99,887
NCL Corp. Ltd. 5.875% 2/15/27 (b)		155,000	140,480
NCL Finance Ltd. 6.125% 3/15/28 (b)		40,000	31,060
Papa John's International, Inc. 3.875% 9/15/29 (b)		1,650,000	1,410,750
Premier Entertainment Sub LLC 5.875% 9/1/31 (b)		1,325,000	925,950
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)		100,000	77,363
5.5% 8/31/26 (b)		280,000	223,815
9.125% 6/15/23 (b)		55,000	55,548
Starbucks Corp. 3% 2/14/32		3,135,000	2,739,477
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	1,320,000	1,328,748
3.375% 10/16/25 (Reg. S)	GBP	1,870,000	2,038,417
Yum! Brands, Inc. 3.625% 3/15/31		145,000	122,119
			32,614,463
Household Durables - 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)		500,000	384,942
Century Communities, Inc.:
3.875% 8/15/29 (b)		135,000	108,507
6.75% 6/1/27		275,000	269,666
Lennar Corp.:
4.75% 11/29/27		9,350,000	9,099,218
5% 6/15/27		12,100,000	12,012,350
5.25% 6/1/26		2,920,000	2,941,206
Newell Brands, Inc. 5.625% 4/1/36 (f)		30,000	26,868
SWF Escrow Issuer Corp. 6.5% 10/1/29 (b)		850,000	613,870
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		298,000	296,784
Tempur Sealy International, Inc.:
3.875% 10/15/31 (b)		120,000	92,337
4% 4/15/29 (b)		875,000	718,909
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,015,000	825,005
Toll Brothers Finance Corp.:
4.35% 2/15/28		29,675,000	27,163,428
4.375% 4/15/23		5,000,000	4,978,232
4.875% 11/15/25		35,000	34,459
4.875% 3/15/27		7,917,000	7,631,114
TopBuild Corp. 4.125% 2/15/32 (b)		815,000	671,233
			67,868,128
Internet & Direct Marketing Retail - 0.0%
Match Group Holdings II LLC:
3.625% 10/1/31 (b)		170,000	132,981
4.125% 8/1/30 (b)		70,000	57,921
			190,902
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24		5,655,000	5,512,992
Multiline Retail - 0.0%
John Lewis PLC 6.125% 1/21/25	GBP	1,286,000	1,500,340
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	1,500,000	1,500,771
			3,001,111
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)		75,000	64,313
5% 2/15/32 (b)		80,000	66,812
AutoNation, Inc. 4.75% 6/1/30		953,000	892,052
AutoZone, Inc.:
1.65% 1/15/31		505,000	397,810
3.75% 4/18/29		1,400,000	1,316,461
4% 4/15/30		6,924,000	6,572,576
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		345,000	313,419
Foot Locker, Inc. 4% 10/1/29 (b)		60,000	48,900
Gap, Inc. 3.875% 10/1/31 (b)		1,490,000	1,033,337
LCM Investments Holdings 4.875% 5/1/29 (b)		50,000	41,740
Lowe's Companies, Inc.:
3.35% 4/1/27		619,000	596,658
3.75% 4/1/32		1,904,000	1,753,434
4.25% 4/1/52		6,910,000	5,885,161
4.45% 4/1/62		6,910,000	5,835,548
Michaels Companies, Inc.:
5.25% 5/1/28 (b)		110,000	84,337
7.875% 5/1/29 (b)		1,000,000	665,000
O'Reilly Automotive, Inc.:
1.75% 3/15/31		770,000	611,089
3.9% 6/1/29		500,000	473,300
4.7% 6/15/32		965,000	955,819
Rent-A-Center, Inc. 6.375% 2/15/29 (b)		325,000	274,521
The Home Depot, Inc.:
4.875% 2/15/44		1,150,000	1,154,096
5.875% 12/16/36		300,000	336,856
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	700,000	569,046
			29,942,285
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. 4.125% 8/15/31 (b)		120,000	94,446
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		40,000	34,114
Levi Strauss & Co. 3.5% 3/1/31 (b)		170,000	142,788
Tapestry, Inc. 3.05% 3/15/32		14,311,000	11,397,537
The William Carter Co. 5.625% 3/15/27 (b)		875,000	844,926
Wolverine World Wide, Inc. 4% 8/15/29 (b)		170,000	138,380
			12,652,191

TOTAL CONSUMER DISCRETIONARY			223,315,317

CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36		3,465,000	3,352,345
4.9% 2/1/46		15,510,000	14,724,543
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		9,871,000	9,550,072
4.9% 2/1/46		12,306,000	11,682,800
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		8,175,000	7,684,548
4.35% 6/1/40		4,618,000	4,200,633
4.375% 4/15/38		1,140,000	1,052,762
4.5% 6/1/50		8,175,000	7,412,205
4.6% 6/1/60		5,007,000	4,441,531
4.75% 1/23/29		1,690,000	1,724,667
5.45% 1/23/39		5,390,000	5,556,156
5.55% 1/23/49		14,852,000	15,441,817
5.8% 1/23/59 (Reg. S)		6,509,000	6,942,207
Bacardi Ltd.:
4.45% 5/15/25 (b)		4,015,000	3,947,267
4.7% 5/15/28 (b)		343,000	333,996
Constellation Brands, Inc.:
2.25% 8/1/31		1,285,000	1,046,500
3.7% 12/6/26		1,200,000	1,161,807
4.4% 11/15/25		805,000	805,610
4.75% 11/15/24		5,595,000	5,666,218
PepsiCo, Inc. 2.625% 3/19/27		839,000	796,932
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)		220,000	188,055
			107,712,671
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		645,000	530,061
4.875% 2/15/30 (b)		615,000	538,586
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)		1,800,000	1,557,601
Bellis Acquisition Co. PLC 4.5% 2/16/26 (b)	GBP	975,000	901,482
Bellis Finco PLC 4% 2/16/27 (b)	GBP	9,000,000	6,860,705
C&S Group Enterprises LLC 5% 12/15/28 (b)		2,000,000	1,478,582
Co-Operative Group Ltd. 5.125% 5/17/24 (Reg. S)	GBP	725,000	768,146
Kroger Co. 2.65% 10/15/26		430,000	405,941
Market Bidco Finco PLC 5.5% 11/4/27 (b)	GBP	5,300,000	5,048,748
U.S. Foods, Inc.:
4.625% 6/1/30 (b)		55,000	47,438
6.25% 4/15/25 (b)		185,000	185,901
			18,323,191
Food Products - 0.2%
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)		1,600,000	1,400,202
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)		300,000	294,243
6% 6/15/30 (b)		65,000	65,082
Hormel Foods Corp. 0.65% 6/3/24		895,000	850,660
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)		6,705,000	6,017,134
3% 2/2/29 (b)		390,000	338,951
3% 5/15/32 (b)		6,735,000	5,564,996
3.625% 1/15/32 (b)		1,194,000	1,032,117
3.75% 12/1/31 (b)		1,040,000	910,905
4.375% 2/2/52 (b)		1,620,000	1,280,252
5.125% 2/1/28 (b)		2,515,000	2,511,856
5.5% 1/15/30 (b)		16,270,000	16,270,000
5.75% 4/1/33 (b)		5,185,000	5,165,141
6.5% 4/15/29 (b)		3,136,000	3,253,318
6.5% 12/1/52 (b)		5,490,000	5,775,260
JDE Peet's BV 2.25% 9/24/31 (b)		1,400,000	1,076,533
Kraft Heinz Foods Co.:
3.75% 4/1/30		4,653,000	4,311,450
4.375% 6/1/46		8,790,000	7,466,925
4.875% 10/1/49		250,000	227,546
5.2% 7/15/45		4,602,000	4,322,145
7.125% 8/1/39 (b)		9,093,000	10,122,785
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)		900,000	811,125
4.375% 1/31/32 (b)		900,000	796,592
4.875% 5/15/28 (b)		345,000	328,725
Pilgrim's Pride Corp.:
3.5% 3/1/32 (b)		3,000,000	2,433,240
4.25% 4/15/31 (b)		2,825,000	2,431,633
5.875% 9/30/27 (b)		500,000	492,550
Post Holdings, Inc.:
4.625% 4/15/30 (b)		530,000	460,286
5.5% 12/15/29 (b)		1,270,000	1,163,834
TreeHouse Foods, Inc. 4% 9/1/28		505,000	423,392
Tyson Foods, Inc. 4% 3/1/26		2,520,000	2,491,410
			90,090,288
Household Products - 0.0%
Central Garden & Pet Co. 4.125% 4/30/31 (b)		600,000	491,188
Spectrum Brands Holdings, Inc.:
3.875% 3/15/31 (b)		2,500,000	1,939,288
5.5% 7/15/30 (b)		1,000,000	861,465
The Clorox Co. 4.6% 5/1/32		3,115,000	3,077,334
			6,369,275
Personal Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		110,000	105,049
GSK Consumer Healthcare Capital 2.125% 3/29/34 (Reg. S)	EUR	700,000	597,720
			702,769
Tobacco - 0.1%
Altria Group, Inc.:
2.45% 2/4/32		6,000,000	4,534,833
3.4% 2/4/41		5,970,000	4,035,781
4.25% 8/9/42		490,000	367,179
BAT Capital Corp.:
3.557% 8/15/27		3,160,000	2,902,945
4.39% 8/15/37		1,000,000	790,958
4.54% 8/15/47		11,635,000	8,492,909
4.7% 4/2/27		325,000	316,238
5.65% 3/16/52		3,000,000	2,544,645
BAT International Finance PLC:
2.25% 6/26/28 (Reg. S)	GBP	3,970,000	3,725,532
3.95% 6/15/25 (b)		6,600,000	6,450,391
4.448% 3/16/28		8,700,000	8,241,418
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)		4,250,000	4,089,304
4.25% 7/21/25 (b)		1,500,000	1,467,825
Philip Morris International, Inc.:
1.125% 5/1/23		955,000	938,907
3.875% 8/21/42		730,000	548,989
Reynolds American, Inc. 5.7% 8/15/35		635,000	585,500
			50,033,354

TOTAL CONSUMER STAPLES			273,231,548

ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		1,000,000	910,000
Halliburton Co.:
4.75% 8/1/43		445,000	394,852
6.7% 9/15/38		170,000	184,697
Precision Drilling Corp. 7.125% 1/15/26 (b)		115,000	109,913
Technip Energies NV 1.125% 5/28/28	EUR	1,055,000	852,030
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (b)		1,400,850	1,372,833
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		105,000	98,700
Transocean Proteus Ltd. 6.25% 12/1/24 (b)		1,800,000	1,746,000
Transocean, Inc. 11.5% 1/30/27 (b)		140,000	134,947
U.S.A. Compression Partners LP 6.875% 4/1/26		551,000	516,755
			6,320,727
Oil, Gas & Consumable Fuels - 1.0%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)		125,000	124,948
Aker BP ASA:
2.875% 1/15/26 (b)		7,120,000	6,641,658
3.1% 7/15/31 (b)		2,295,000	1,930,464
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (b)		1,250,000	1,184,375
7.875% 5/15/26 (b)		1,225,000	1,246,438
Apache Corp.:
4.25% 1/15/30		575,000	519,294
5.25% 2/1/42		210,000	175,954
Cenovus Energy, Inc.:
3.75% 2/15/52		3,445,000	2,660,732
5.25% 6/15/37		3,195,000	3,066,084
Cheniere Energy Partners LP:
3.25% 1/31/32		115,000	92,058
4% 3/1/31		220,000	192,775
Chesapeake Energy Corp.:
5.5% 2/1/26 (b)		330,000	317,884
5.875% 2/1/29 (b)		105,000	100,217
CNX Midstream Partners LP 4.75% 4/15/30 (b)		45,000	37,989
Colgate Energy Partners III LLC 5.875% 7/1/29 (b)		60,000	55,950
Columbia Pipeline Group, Inc. 4.5% 6/1/25		1,418,000	1,412,238
Comstock Resources, Inc. 6.75% 3/1/29 (b)		130,000	124,082
ConocoPhillips Co. 3.758% 3/15/42 (b)		525,000	460,344
Continental Resources, Inc.:
2.875% 4/1/32 (b)		5,280,000	4,117,790
5.75% 1/15/31 (b)		770,000	737,016
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25		1,657,000	1,596,975
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)		40,000	36,738
CVR Energy, Inc.:
5.25% 2/15/25 (b)		330,000	311,309
5.75% 2/15/28 (b)		40,000	36,400
DCP Midstream Operating LP:
3.875% 3/15/23		17,626,000	17,581,935
5.125% 5/15/29		355,000	346,019
5.375% 7/15/25		345,000	345,863
5.6% 4/1/44		3,773,000	3,636,832
5.625% 7/15/27		260,000	263,250
5.85% 5/21/43 (b)(c)		16,392,000	15,972,365
Devon Energy Corp. 5.6% 7/15/41		900,000	889,453
Diamondback Energy, Inc.:
3.125% 3/24/31		2,805,000	2,418,552
3.25% 12/1/26		4,500,000	4,316,432
3.5% 12/1/29		1,705,000	1,546,737
Ecopetrol SA:
5.875% 9/18/23		2,218,000	2,219,331
6.875% 4/29/30		1,534,000	1,421,834
EG Global Finance PLC:
4.375% 2/7/25 (Reg. S)	EUR	4,000,000	3,724,465
6.25% 10/30/25 (Reg. S)	EUR	5,600,000	5,252,205
6.75% 2/7/25 (b)		220,000	207,858
8.5% 10/30/25 (b)		380,000	354,844
Enbridge, Inc.:
4% 10/1/23		3,799,000	3,787,976
4.25% 12/1/26		1,943,000	1,912,539
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		1,455,000	1,435,212
Energean Israel Finance Ltd.:
4.5% 3/30/24 (Reg. S) (b)		900,000	864,000
4.875% 3/30/26 (Reg. S) (b)		1,356,000	1,247,520
5.375% 3/30/28 (Reg. S) (b)		1,395,000	1,252,013
Energy Transfer LP:
3.75% 5/15/30		2,964,000	2,663,768
3.9% 5/15/24 (c)		1,210,000	1,193,251
3.9% 7/15/26		955,000	913,420
4.2% 9/15/23		1,452,000	1,448,957
4.25% 3/15/23		1,373,000	1,373,540
4.5% 4/15/24		1,723,000	1,716,788
4.75% 1/15/26		850,000	842,648
4.95% 6/15/28		4,954,000	4,869,084
5% 5/15/50		11,610,000	9,963,593
5.15% 3/15/45		2,260,000	1,948,673
5.25% 4/15/29		2,803,000	2,732,807
5.3% 4/15/47		225,000	197,164
5.35% 5/15/45		2,595,000	2,286,880
5.4% 10/1/47		10,546,000	9,395,340
5.8% 6/15/38		2,762,000	2,586,426
6% 6/15/48		2,369,000	2,251,536
6.125% 12/15/45		2,010,000	1,936,029
6.25% 4/15/49		1,925,000	1,886,242
6.625% 10/15/36		900,000	909,919
EnLink Midstream LLC 5.625% 1/15/28 (b)		220,000	211,343
Enterprise Products Operating LP:
3.125% 7/31/29		880,000	794,706
4.85% 3/15/44		2,665,000	2,460,179
EOG Resources, Inc. 3.9% 4/1/35		205,000	188,674
EQM Midstream Partners LP:
6.5% 7/1/27 (b)		125,000	120,656
6.5% 7/15/48		220,000	186,663
7.5% 6/1/27 (b)		290,000	286,764
7.5% 6/1/30 (b)		100,000	99,281
EQT Corp.:
3.9% 10/1/27		180,000	170,392
5% 1/15/29		595,000	581,583
Equinor ASA:
3.7% 4/6/50		920,000	798,636
3.95% 5/15/43		300,000	270,884
Exxon Mobil Corp. 4.114% 3/1/46		805,000	740,930
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34		768,688	668,759
2.16% 3/31/34 (b)		542,886	472,311
Global Partners LP/GLP Finance Corp. 7% 8/1/27		505,000	477,125
Gulfstream Natural Gas System LLC 6.19% 11/1/25 (b)		3,640,000	3,750,383
Hess Corp.:
4.3% 4/1/27		1,117,000	1,090,550
5.6% 2/15/41		3,986,000	3,845,686
5.8% 4/1/47		4,517,000	4,482,667
7.125% 3/15/33		1,335,000	1,479,261
7.3% 8/15/31		1,849,000	2,065,778
7.875% 10/1/29		5,583,000	6,369,060
Hess Midstream Partners LP:
5.125% 6/15/28 (b)		110,000	102,163
5.5% 10/15/30 (b)		50,000	45,526
5.625% 2/15/26 (b)		669,000	652,322
Hilcorp Energy I LP/Hilcorp Finance Co.:
6% 4/15/30 (b)		965,000	888,408
6.25% 4/15/32 (b)		950,000	851,524
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (b)		375,000	349,189
6.375% 4/15/27 (b)		90,000	87,585
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		1,220,000	955,870
5.375% 4/24/30 (Reg. S)		200,000	185,975
Kinder Morgan Energy Partners LP 4.15% 2/1/24		425,000	424,772
Magellan Midstream Partners LP:
3.95% 3/1/50		1,150,000	903,577
4.2% 10/3/47		795,000	648,651
4.25% 9/15/46		190,000	156,596
Marathon Petroleum Corp. 3.8% 4/1/28		5,590,000	5,274,803
MEG Energy Corp.:
5.875% 2/1/29 (b)		300,000	279,000
7.125% 2/1/27 (b)		220,000	222,310
MPLX LP:
2.65% 8/15/30		1,925,000	1,604,670
4.125% 3/1/27		505,000	489,574
4.5% 7/15/23		160,000	160,584
4.5% 4/15/38		1,125,000	994,432
4.7% 4/15/48		2,160,000	1,842,981
4.8% 2/15/29		2,965,000	2,894,401
4.875% 12/1/24		2,489,000	2,511,484
4.95% 3/14/52		545,000	480,674
5.2% 3/1/47		3,275,000	2,983,724
5.5% 2/15/49		4,516,000	4,299,632
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)		535,000	506,832
6.75% 9/15/25 (b)		540,000	522,369
Occidental Petroleum Corp.:
3.5% 8/15/29		195,000	179,317
4.1% 2/15/47		265,000	220,651
4.2% 3/15/48		125,000	105,047
4.3% 8/15/39		70,000	60,395
4.4% 4/15/46		200,000	173,500
4.4% 8/15/49		240,000	204,491
5.55% 3/15/26		7,558,000	7,741,168
6.2% 3/15/40		65,000	65,975
6.45% 9/15/36		4,545,000	4,857,196
6.6% 3/15/46		6,475,000	7,127,000
7.5% 5/1/31		8,596,000	9,682,491
7.875% 9/15/31		40,000	46,102
8.875% 7/15/30		145,000	169,389
ONEOK Partners LP 6.65% 10/1/36		400,000	410,384
ONEOK, Inc.:
3.1% 3/15/30		4,385,000	3,780,357
4.45% 9/1/49		8,400,000	6,722,400
4.95% 7/13/47		1,165,000	1,002,877
5.2% 7/15/48		1,375,000	1,227,874
Ovintiv Exploration, Inc. 5.375% 1/1/26		310,000	315,301
Ovintiv, Inc.:
5.15% 11/15/41		3,000,000	2,818,980
8.125% 9/15/30		6,179,000	6,867,676
Parsley Energy LLC/Parsley Finance Corp. 5.625% 10/15/27 (b)		1,920,000	1,853,252
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28		190,000	170,651
Petrobras Global Finance BV:
5.75% 2/1/29		407,000	405,677
6.25% 12/14/26	GBP	800,000	936,795
7.375% 1/17/27		557,000	590,420
Petroleos Mexicanos:
3.75% 2/21/24 (Reg. S)	EUR	2,300,000	2,256,201
4.75% 2/26/29 (Reg. S)	EUR	3,400,000	2,699,296
5.35% 2/12/28		253,000	205,588
5.95% 1/28/31		2,830,000	2,117,548
6.5% 3/13/27		37,757,000	33,256,366
6.5% 1/23/29		1,190,000	985,201
6.75% 9/21/47		11,150,000	7,001,085
6.84% 1/23/30		9,212,000	7,461,720
7.69% 1/23/50		84,565,000	57,715,613
Petronas Capital Ltd.:
2.48% 1/28/32 (b)		200,000	174,482
3.5% 4/21/30 (b)		1,700,000	1,632,102
Phillips 66 Co.:
2.15% 12/15/30		800,000	655,890
3.75% 3/1/28 (b)		595,000	559,394
4.9% 10/1/46 (b)		750,000	708,192
Pioneer Natural Resources Co.:
1.9% 8/15/30		1,570,000	1,279,153
2.15% 1/15/31		325,000	267,473
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		3,784,000	3,311,910
3.6% 11/1/24		1,877,000	1,832,250
5.15% 6/1/42		2,125,000	1,786,667
PT Pertamina Persero 3.1% 8/27/30 (b)		600,000	535,566
Qatar Petroleum:
1.375% 9/12/26 (b)		1,000,000	904,500
2.25% 7/12/31 (Reg. S)		620,000	539,400
3.125% 7/12/41 (b)		1,145,000	926,233
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)		1,331,000	1,116,376
4.95% 7/15/29 (b)		2,375,000	2,142,177
SA Global Sukuk Ltd. 1.602% 6/17/26 (Reg. S)		200,000	183,580
Sabine Pass Liquefaction LLC 4.5% 5/15/30		13,018,000	12,462,542
Santos Finance Ltd. 3.649% 4/29/31 (b)		4,800,000	4,031,253
Saudi Arabian Oil Co. 1.625% 11/24/25 (Reg. S)		800,000	740,000
Schlumberger Investment SA 3.65% 12/1/23		210,000	209,845
Shell International Finance BV 3.25% 5/11/25		1,465,000	1,440,621
SM Energy Co. 6.625% 1/15/27		300,000	292,500
Spectra Energy Partners LP 4.75% 3/15/24		6,000,000	6,031,101
Suncor Energy, Inc.:
3.75% 3/4/51		695,000	555,587
6.8% 5/15/38		350,000	385,772
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		255,000	216,645
5.875% 3/15/28		55,000	51,140
6% 4/15/27		420,000	406,195
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 12/31/30 (b)		2,450,000	2,144,396
6% 9/1/31 (b)		225,000	196,875
Targa Resources Corp. 4.2% 2/1/33		1,075,000	965,211
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30		55,000	53,722
The Williams Companies, Inc.:
3.5% 11/15/30		10,592,000	9,528,111
3.7% 1/15/23		2,512,000	2,513,145
3.75% 6/15/27		1,635,000	1,577,566
4.65% 8/15/32		6,660,000	6,420,557
4.85% 3/1/48		100,000	90,147
4.9% 1/15/45		960,000	862,480
5.3% 8/15/52		1,511,000	1,454,881
Total Capital International SA:
2.7% 1/25/23		1,375,000	1,368,096
2.829% 1/10/30		800,000	721,889
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		3,185,000	2,846,908
4.6% 3/15/48		350,000	317,334
TransMontaigne Partners LP 6.125% 2/15/26		1,158,000	995,880
Valero Energy Corp. 4% 4/1/29		1,120,000	1,065,253
Var Energi ASA 5% 5/18/27 (b)		5,410,000	5,316,998
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)		340,000	296,650
3.875% 11/1/33 (b)		115,000	95,546
4.125% 8/15/31 (b)		285,000	247,360
Western Gas Partners LP:
3.95% 6/1/25		1,126,000	1,075,758
4.3% 2/1/30		785,000	708,463
4.65% 7/1/26		2,085,000	1,984,232
4.75% 8/15/28		1,465,000	1,379,107
			473,264,006

TOTAL ENERGY			479,584,733

FINANCIALS - 3.7%
Banks - 1.7%
ABN AMRO Bank NV 2.47% 12/13/29 (b)(c)		3,000,000	2,507,676
AIB Group PLC:
1.875% 11/19/29 (Reg. S) (c)	EUR	1,510,000	1,399,718
2.25% 4/4/28 (Reg. S) (c)	EUR	1,900,000	1,744,488
2.875% 5/30/31 (Reg. S) (c)	EUR	400,000	367,603
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (c)	EUR	390,000	325,976
Banco Santander SA 3.49% 5/28/30		1,000,000	855,918
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(g)		1,554,000	1,457,188
1.658% 3/11/27 (c)		8,135,000	7,290,248
1.734% 7/22/27 (c)		13,095,000	11,619,876
1.922% 10/24/31 (c)		3,580,000	2,832,153
2.087% 6/14/29 (c)		7,865,000	6,686,597
2.496% 2/13/31 (c)		12,655,000	10,617,434
2.572% 10/20/32 (c)		4,575,000	3,739,448
2.592% 4/29/31 (c)		2,295,000	1,936,288
2.651% 3/11/32 (c)		16,000,000	13,265,317
2.676% 6/19/41 (c)		3,550,000	2,541,923
2.687% 4/22/32 (c)		4,930,000	4,086,955
2.972% 2/4/33 (c)		1,915,000	1,608,967
3.004% 12/20/23 (c)		3,865,000	3,850,722
3.093% 10/1/25 (c)		746,000	722,360
3.3% 1/11/23		3,572,000	3,569,191
3.419% 12/20/28 (c)		8,640,000	8,002,894
3.5% 4/19/26		5,358,000	5,213,813
3.95% 4/21/25		12,493,000	12,368,170
3.97% 3/5/29 (c)		10,565,000	10,000,126
4% 1/22/25		43,905,000	43,544,280
4.078% 4/23/40 (c)		7,865,000	6,861,663
4.1% 7/24/23		13,989,000	14,012,685
4.2% 8/26/24		2,028,000	2,024,706
4.25% 10/22/26		10,727,000	10,565,204
4.271% 7/23/29 (c)		3,660,000	3,500,572
4.45% 3/3/26		2,065,000	2,056,603
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (c)	EUR	2,365,000	2,026,798
2.029% 9/30/27 (b)(c)		1,400,000	1,203,852
Barclays PLC:
2.645% 6/24/31 (c)		2,615,000	2,074,726
2.667% 3/10/32 (c)		10,165,000	7,951,835
2.852% 5/7/26 (c)		10,143,000	9,496,107
4.836% 5/9/28		6,667,000	6,289,093
4.95% 1/10/47		1,435,000	1,319,278
4.972% 5/16/29 (c)		15,000,000	14,312,956
5.088% 6/20/30 (c)		13,438,000	12,544,663
5.2% 5/12/26		1,701,000	1,687,993
5.501% 8/9/28 (c)		220,000	216,342
5.746% 8/9/33 (c)		326,000	319,426
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(g)		9,875,000	8,662,270
2.159% 9/15/29 (b)(c)		1,870,000	1,538,907
2.219% 6/9/26 (b)(c)		9,163,000	8,446,279
2.5% 3/31/32 (Reg. S) (c)	EUR	1,400,000	1,269,901
3.132% 1/20/33 (b)(c)		3,670,000	2,988,212
BPCE SA 1.5% 1/13/42 (Reg. S) (c)	EUR	1,200,000	1,043,536
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (c)(g)		4,710,000	4,371,189
1.462% 6/9/27 (c)		6,780,000	5,981,177
2.561% 5/1/32 (c)		3,940,000	3,222,499
2.572% 6/3/31 (c)		6,305,000	5,267,960
2.666% 1/29/31 (c)		19,195,000	16,183,320
2.904% 11/3/42 (c)		470,000	343,531
2.976% 11/5/30 (c)		240,000	209,157
3.057% 1/25/33 (c)		600,000	507,704
3.07% 2/24/28 (c)		1,565,000	1,447,005
3.352% 4/24/25 (c)		600,000	588,027
3.785% 3/17/33 (c)		3,945,000	3,546,059
4.075% 4/23/29 (c)		26,430,000	25,139,283
4.3% 11/20/26		2,129,000	2,099,010
4.4% 6/10/25		17,376,000	17,300,120
4.412% 3/31/31 (c)		13,726,000	13,098,044
4.45% 9/29/27		4,630,000	4,514,135
4.6% 3/9/26		3,500,000	3,491,723
4.65% 7/30/45		350,000	321,065
4.75% 5/18/46		10,000,000	9,006,417
5.5% 9/13/25		8,267,000	8,481,045
Citizens Financial Group, Inc. 2.638% 9/30/32		9,574,000	7,615,052
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)		3,419,000	2,984,155
Danske Bank A/S 2.25% 1/14/28 (Reg. S) (c)	GBP	980,000	991,429
DNB Bank ASA 1.605% 3/30/28 (b)(c)		4,905,000	4,243,657
First Citizens Bank & Trust Co.:
3.929% 6/19/24 (c)		1,375,000	1,361,648
6.125% 3/9/28		4,840,000	4,991,866
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)		145,000	125,830
HSBC Holdings PLC:
0.976% 5/24/25 (c)		635,000	591,912
1.589% 5/24/27 (c)		675,000	587,953
2.013% 9/22/28 (c)		5,985,000	5,060,066
2.099% 6/4/26 (c)		2,295,000	2,114,911
2.206% 8/17/29 (c)		6,795,000	5,623,525
2.804% 5/24/32 (c)		1,665,000	1,320,936
4.041% 3/13/28 (c)		3,380,000	3,179,786
4.25% 3/14/24		1,872,000	1,866,415
4.292% 9/12/26 (c)		3,000,000	2,914,190
4.755% 6/9/28 (c)		2,825,000	2,724,408
4.95% 3/31/30		1,855,000	1,799,700
5.402% 8/11/33 (c)		3,075,000	2,925,783
ING Groep NV 1.726% 4/1/27 (c)		5,935,000	5,255,341
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)		31,005,000	29,661,037
5.71% 1/15/26 (b)		10,048,000	9,425,049
Japan Bank International Cooperation 3.25% 7/20/23		400,000	398,173
JPMorgan Chase & Co.:
1.47% 9/22/27 (c)		4,565,000	3,997,672
1.578% 4/22/27 (c)		3,395,000	3,029,181
1.764% 11/19/31 (c)		4,860,000	3,823,983
1.953% 2/4/32 (c)		3,160,000	2,505,096
2.005% 3/13/26 (c)		7,285,000	6,831,752
2.522% 4/22/31 (c)		4,025,000	3,404,643
2.525% 11/19/41 (c)		22,775,000	15,946,645
2.545% 11/8/32 (c)		5,570,000	4,579,814
2.58% 4/22/32 (c)		9,159,000	7,566,347
2.739% 10/15/30 (c)		8,845,000	7,659,876
2.947% 2/24/28 (c)		2,035,000	1,888,721
2.956% 5/13/31 (c)		5,386,000	4,616,327
3.509% 1/23/29 (c)		6,550,000	6,060,880
3.875% 9/10/24		250,000	248,908
3.882% 7/24/38 (c)		4,490,000	3,944,715
4.005% 4/23/29 (c)		2,290,000	2,166,475
4.125% 12/15/26		4,475,000	4,418,673
Lloyds Banking Group PLC:
1.627% 5/11/27 (c)		2,000,000	1,766,544
1.985% 12/15/31 (c)	GBP	665,000	650,942
2.907% 11/7/23 (c)		5,690,000	5,673,088
3.574% 11/7/28 (c)		875,000	808,638
3.87% 7/9/25 (c)		5,375,000	5,265,640
4.375% 3/22/28		1,365,000	1,318,659
4.976% 8/11/33 (c)		2,530,000	2,403,240
M&T Bank Corp. 4% 7/15/24		40,000	39,822
NatWest Group PLC:
3.073% 5/22/28 (c)		5,799,000	5,238,750
3.619% 3/29/29 (Reg. S) (c)	GBP	900,000	942,353
3.622% 8/14/30 (Reg. S) (c)	GBP	1,900,000	2,044,553
4.269% 3/22/25 (c)		7,301,000	7,217,225
4.8% 4/5/26		15,438,000	15,351,907
5.125% 5/28/24		25,198,000	25,202,317
NatWest Markets PLC 2.375% 5/21/23 (b)		10,828,000	10,683,834
PNC Financial Services Group, Inc. 3.9% 4/29/24		375,000	374,654
Rabobank Nederland 4.375% 8/4/25		7,713,000	7,583,972
Santander UK Group Holdings PLC:
1.089% 3/15/25 (c)		6,685,000	6,254,201
1.673% 6/14/27 (c)		6,825,000	5,903,174
4.796% 11/15/24 (c)		4,025,000	4,009,933
Societe Generale:
1.488% 12/14/26 (b)(c)		9,875,000	8,605,719
2.797% 1/19/28 (b)(c)		1,835,000	1,616,814
3.337% 1/21/33 (b)(c)		1,315,000	1,057,655
4.25% 4/14/25 (b)		21,901,000	21,444,687
4.75% 11/24/25 (b)		830,000	810,895
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23		250,000	250,095
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (c)	EUR	1,880,000	1,586,412
3.127% 6/3/32 (b)(c)		2,515,000	1,891,854
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (c)	GBP	600,000	659,430
Wells Fargo & Co.:
2.164% 2/11/26 (c)		7,535,000	7,089,522
2.188% 4/30/26 (c)		4,250,000	3,978,124
2.406% 10/30/25 (c)		5,834,000	5,574,509
2.572% 2/11/31 (c)		2,285,000	1,935,351
2.879% 10/30/30 (c)		23,750,000	20,832,030
3.35% 3/2/33 (c)		8,765,000	7,651,357
3.526% 3/24/28 (c)		8,796,000	8,309,364
4.125% 8/15/23		280,000	280,065
4.3% 7/22/27		21,880,000	21,527,403
4.478% 4/4/31 (c)		15,500,000	14,906,501
4.65% 11/4/44		1,335,000	1,203,422
4.897% 7/25/33 (c)		2,645,000	2,602,580
5.013% 4/4/51 (c)		3,500,000	3,418,314
Westpac Banking Corp. 4.11% 7/24/34 (c)		4,937,000	4,440,780
			840,546,265
Capital Markets - 1.0%
Affiliated Managers Group, Inc. 4.25% 2/15/24		1,847,000	1,848,539
Ares Capital Corp.:
3.875% 1/15/26		13,816,000	12,993,459
4.2% 6/10/24		12,032,000	11,924,162
Bank of New York Mellon Corp. 1.6% 4/24/25		525,000	494,265
Cboe Global Markets, Inc. 3% 3/16/32		3,560,000	3,154,048
Charles Schwab Corp. 2.9% 3/3/32		3,115,000	2,745,907
Coinbase Global, Inc.:
3.375% 10/1/28 (b)		285,000	184,183
3.625% 10/1/31 (b)		615,000	374,434
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)		6,900,000	5,806,056
2.125% 10/13/26 (Reg. S) (c)	EUR	1,400,000	1,288,395
2.125% 11/15/29 (Reg. S) (c)	GBP	700,000	616,265
2.193% 6/5/26 (b)(c)		1,665,000	1,487,611
2.593% 9/11/25 (b)(c)		13,060,000	12,083,477
3.091% 5/14/32 (b)(c)		19,770,000	14,942,227
3.75% 3/26/25		15,667,000	14,970,389
4.194% 4/1/31 (b)(c)		13,355,000	11,221,173
4.282% 1/9/28 (b)		1,250,000	1,122,132
4.55% 4/17/26		7,159,000	6,862,289
6.537% 8/12/33 (b)(c)		9,195,000	8,780,281
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (c)	EUR	600,000	561,962
4% 6/24/32 (Reg. S) (c)	EUR	1,300,000	1,179,815
4.5% 4/1/25		13,996,000	13,542,382
Deutsche Bank AG New York Branch 3.3% 11/16/22		10,180,000	10,162,723
Goldman Sachs Group, Inc.:
1.217% 12/6/23		7,855,000	7,583,876
1.431% 3/9/27 (c)		15,505,000	13,794,409
1.948% 10/21/27 (c)		6,735,000	5,981,936
1.992% 1/27/32 (c)		8,500,000	6,721,388
2.383% 7/21/32 (c)		14,925,000	12,081,480
2.65% 10/21/32 (c)		2,130,000	1,748,925
3.2% 2/23/23		2,275,000	2,270,888
3.814% 4/23/29 (c)		7,695,000	7,200,653
4.017% 10/31/38 (c)		6,495,000	5,661,457
4.223% 5/1/29 (c)		3,395,000	3,246,183
6.75% 10/1/37		50,954,000	56,478,590
Hightower Holding LLC 6.75% 4/15/29 (b)		350,000	294,160
Intercontinental Exchange, Inc.:
1.85% 9/15/32		3,475,000	2,737,598
3.75% 12/1/25		3,162,000	3,128,425
4.6% 3/15/33		1,120,000	1,108,848
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		65,000	58,896
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 2.625% 10/15/31		5,530,000	4,295,969
Jefferies Group, Inc. 2.75% 10/15/32		1,355,000	1,040,869
LPL Holdings, Inc. 4% 3/15/29 (b)		445,000	394,012
Macquarie Group Ltd.:
1.34% 1/12/27 (b)(c)		5,861,000	5,128,391
2.871% 1/14/33 (b)(c)		1,690,000	1,354,709
3.189% 11/28/23 (b)(c)		1,885,000	1,879,484
Moody's Corp. 4.25% 8/8/32		2,065,000	1,997,092
Morgan Stanley:
1.512% 7/20/27 (c)		10,390,000	9,200,362
1.794% 2/13/32 (c)		6,555,000	5,144,436
1.928% 4/28/32 (c)		9,690,000	7,675,015
2.239% 7/21/32 (c)		5,560,000	4,478,618
2.484% 9/16/36 (c)		1,820,000	1,401,008
2.511% 10/20/32 (c)		5,850,000	4,790,504
2.699% 1/22/31 (c)		27,640,000	23,914,349
2.943% 1/21/33 (c)		2,860,000	2,433,349
3.125% 7/27/26		37,616,000	35,837,389
3.622% 4/1/31 (c)		13,084,000	11,988,788
3.7% 10/23/24		21,259,000	21,107,941
3.772% 1/24/29 (c)		5,345,000	5,044,939
3.875% 1/27/26		540,000	533,921
4% 7/23/25		1,000,000	993,816
4.35% 9/8/26		2,070,000	2,045,673
4.431% 1/23/30 (c)		2,525,000	2,459,702
5% 11/24/25		40,891,000	41,527,863
MSCI, Inc. 3.25% 8/15/33 (b)		90,000	71,433
Nomura Holdings, Inc.:
2.608% 7/14/31		1,155,000	923,517
2.648% 1/16/25		1,075,000	1,023,545
S&P Global, Inc. 2.9% 3/1/32 (b)		1,000,000	886,904
State Street Corp.:
2.2% 3/3/31		12,290,000	10,204,487
2.901% 3/30/26 (c)		833,000	800,797
UBS Group AG:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.580% 3.8623% 5/12/26 (b)(c)(g)		4,920,000	4,931,220
4.488% 5/12/26 (b)(c)		3,035,000	3,003,374
4.988% 8/5/33 (Reg. S) (c)		200,000	192,762
			487,150,124
Consumer Finance - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		10,272,000	9,504,784
2.45% 10/29/26		3,749,000	3,305,693
2.875% 8/14/24		7,954,000	7,598,031
3% 10/29/28		11,826,000	10,053,504
3.15% 2/15/24		2,065,000	2,001,955
3.3% 1/30/32		4,200,000	3,389,532
4.125% 7/3/23		5,132,000	5,119,369
4.45% 4/3/26		4,282,000	4,114,583
4.875% 1/16/24		11,491,000	11,435,837
6.5% 7/15/25		4,320,000	4,423,567
Ally Financial, Inc.:
1.45% 10/2/23		2,261,000	2,192,481
3.05% 6/5/23		11,748,000	11,659,172
3.875% 5/21/24		6,322,000	6,268,270
5.125% 9/30/24		2,688,000	2,721,912
5.8% 5/1/25		6,894,000	7,052,150
American Express Co. 2.55% 3/4/27		3,110,000	2,888,003
Capital One Financial Corp.:
1.343% 12/6/24 (c)		4,720,000	4,526,736
3.65% 5/11/27		15,820,000	15,122,454
3.8% 1/31/28		7,795,000	7,365,476
4.985% 7/24/26 (c)		6,500,000	6,490,890
5.247% 7/26/30 (c)		6,880,000	6,768,167
Discover Financial Services:
3.95% 11/6/24		8,102,000	8,020,198
4.5% 1/30/26		6,463,000	6,329,682
First Cash Financial Services, Inc. 5.625% 1/1/30 (b)		1,500,000	1,342,500
Ford Motor Credit Co. LLC:
2.9% 2/16/28		275,000	229,969
4% 11/13/30		345,000	288,206
4.063% 11/1/24		22,139,000	21,490,991
4.125% 8/17/27		185,000	166,635
4.271% 1/9/27		85,000	77,639
4.687% 6/9/25		180,000	172,800
5.113% 5/3/29		400,000	369,670
5.125% 6/16/25		135,000	131,873
5.584% 3/18/24		8,575,000	8,533,851
GE Capital International Funding Co. 4.418% 11/15/35		6,791,000	6,421,127
John Deere Capital Corp. 2.65% 6/24/24		615,000	605,107
OneMain Finance Corp.:
4% 9/15/30		500,000	372,549
5.375% 11/15/29		1,679,000	1,390,565
6.875% 3/15/25		1,165,000	1,132,409
Synchrony Financial:
3.95% 12/1/27		8,719,000	7,926,539
4.25% 8/15/24		6,050,000	5,981,341
4.375% 3/19/24		7,165,000	7,134,862
5.15% 3/19/29		13,451,000	12,792,968
			224,914,047
Diversified Financial Services - 0.2%
1MDB Global Investments Ltd. 4.4% 3/9/23		2,500,000	2,389,150
Altus Midstream LP 5.875% 6/15/30 (b)		105,000	99,888
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31		940,000	790,464
Athene Global Funding:
1.608% 6/29/26 (b)		3,350,000	2,915,247
2.717% 1/7/29 (b)		4,805,000	4,077,331
3.205% 3/8/27 (b)		1,485,000	1,349,320
Blackstone Private Credit Fund 4.875% 4/14/26	GBP	1,200,000	1,253,669
Brixmor Operating Partnership LP:
2.5% 8/16/31		2,070,000	1,601,927
4.05% 7/1/30		12,288,000	10,922,641
4.125% 6/15/26		5,706,000	5,516,165
4.125% 5/15/29		6,724,000	6,189,242
Equitable Holdings, Inc. 3.9% 4/20/23		827,000	827,996
Greystone Commercial Capital Trust 1 month U.S. LIBOR + 2.270% 4.6497% 5/31/25 (b)(c)(e)(g)		7,700,000	7,700,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27		140,000	127,225
6.25% 5/15/26		2,209,000	2,117,625
6.375% 12/15/25		205,000	200,048
Indian Railway Finance Corp. Ltd. 3.57% 1/21/32 (b)		1,010,000	872,261
Jackson Financial, Inc.:
5.17% 6/8/27		2,958,000	2,920,084
5.67% 6/8/32		3,734,000	3,624,810
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	1,145,000	845,188
M&G PLC 5.625% 10/20/51 (Reg. S) (c)	GBP	830,000	895,659
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		8,593,000	8,485,250
Pine Street Trust I 4.572% 2/15/29 (b)		7,798,000	7,438,363
Pine Street Trust II 5.568% 2/15/49 (b)		7,800,000	7,546,892
Power Finance Corp. Ltd.:
1.841% 9/21/28 (Reg. S)	EUR	2,400,000	1,974,425
6.15% 12/6/28 (b)		3,050,000	3,139,213
Sasol Financing International PLC 4.5% 11/14/22		1,790,000	1,781,050
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		495,000	399,188
			88,000,321
Insurance - 0.3%
ACE INA Holdings, Inc.:
2.7% 3/13/23		145,000	144,333
3.15% 3/15/25		1,765,000	1,736,028
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (c)	EUR	395,000	321,989
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (b)		340,000	306,262
6.75% 10/15/27 (b)		325,000	295,198
Aon Corp. 2.8% 5/15/30		3,670,000	3,203,684
Arch Capital Finance LLC 4.011% 12/15/26		4,420,000	4,322,058
Arthur J. Gallagher & Co. 3.05% 3/9/52		3,030,000	2,085,201
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50		120,000	85,932
1.777% 11/15/30		870,000	707,611
Berkshire Hathaway Finance Corp. 3.85% 3/15/52		4,665,000	4,024,622
CNA Financial Corp.:
3.9% 5/1/29		1,400,000	1,310,826
3.95% 5/15/24		1,400,000	1,395,382
Credit Agricole Assurances SA 4.75% 9/27/48 (c)	EUR	1,200,000	1,202,984
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		3,225,000	3,071,813
Everest Reinsurance Holdings, Inc. 3.5% 10/15/50		1,725,000	1,300,881
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31		4,595,000	3,926,467
5.625% 8/16/32 (b)		5,100,000	4,996,554
Farmers Exchange Capital II 6.151% 11/1/53 (b)(c)		1,500,000	1,525,892
Farmers Exchange Capital III 5.454% 10/15/54 (b)(c)		3,335,000	3,234,513
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (c)	EUR	500,000	453,725
Five Corners Funding Trust II 2.85% 5/15/30 (b)		12,846,000	11,137,582
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		9,380,000	9,124,951
Lincoln National Corp.:
3.05% 1/15/30		230,000	203,318
4.35% 3/1/48		165,000	141,140
6.3% 10/9/37		110,000	119,438
Markel Corp.:
3.45% 5/7/52		840,000	620,924
4.15% 9/17/50		445,000	369,737
4.3% 11/1/47		650,000	552,092
Marsh & McLennan Companies, Inc.:
2.25% 11/15/30		1,940,000	1,655,252
3.5% 6/3/24		1,140,000	1,132,966
Metropolitan Life Global Funding I 4.3% 8/25/29 (b)		7,000,000	6,811,534
Nationwide Mutual Insurance Co. 3 month U.S. LIBOR + 2.290% 4.1189% 12/15/24 (b)(c)(g)		5,490,000	5,491,184
New York Life Insurance Co. 3.75% 5/15/50 (b)		2,630,000	2,187,831
Pricoa Global Funding I 5.375% 5/15/45 (c)		5,278,000	5,186,807
Protective Life Global Funding 1.9% 7/6/28 (b)		2,595,000	2,216,205
Prudential PLC 2.95% 11/3/33 (Reg. S) (c)		2,100,000	1,787,360
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (c)	GBP	950,000	869,097
6.75% 12/2/44 (Reg. S) (c)		2,025,000	2,032,594
Ryan Specialty Group LLC 4.375% 2/1/30 (b)		165,000	148,706
SunAmerica, Inc.:
3.85% 4/5/29 (b)		2,590,000	2,383,838
3.9% 4/5/32 (b)		6,598,000	5,926,864
4.35% 4/5/42 (b)		701,000	594,300
4.4% 4/5/52 (b)		2,074,000	1,730,134
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)		3,200,000	3,040,000
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)		3,310,000	2,517,899
4.375% 9/15/54 (b)(c)		2,100,000	2,042,287
The Chubb Corp. 6% 5/11/37		130,000	147,280
Unum Group:
4% 6/15/29		5,961,000	5,533,015
5.75% 8/15/42		2,238,000	2,070,704
Willis Group North America, Inc. 2.95% 9/15/29		4,385,000	3,790,737
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (c)		900,000	733,572
			121,951,303
Thrifts & Mortgage Finance - 0.0%
Home Point Capital, Inc. 5% 2/1/26 (b)		275,000	195,250
Nationstar Mortgage Holdings, Inc. 6% 1/15/27 (b)		500,000	444,708
Nationwide Building Society:
3.766% 3/8/24 (b)(c)		1,970,000	1,960,504
4.363% 8/1/24 (b)(c)		2,510,000	2,491,160
PennyMac Financial Services, Inc. 4.25% 2/15/29 (b)		1,200,000	938,400
			6,030,022

TOTAL FINANCIALS			1,768,592,082

HEALTH CARE - 0.8%
Biotechnology - 0.1%
AbbVie, Inc.:
4.05% 11/21/39		18,245,000	16,082,697
4.25% 11/21/49		1,215,000	1,068,441
4.4% 11/6/42		3,405,000	3,080,379
4.5% 5/14/35		2,200,000	2,092,410
4.55% 3/15/35		400,000	383,845
4.7% 5/14/45		5,225,000	4,866,358
4.875% 11/14/48		335,000	324,811
Amgen, Inc.:
2.6% 8/19/26		3,835,000	3,628,992
2.8% 8/15/41		2,030,000	1,521,512
4.4% 5/1/45		1,450,000	1,304,502
4.663% 6/15/51		120,000	112,424
4.875% 3/1/53		3,390,000	3,288,292
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		494,000	345,800
Gilead Sciences, Inc. 4.5% 2/1/45		565,000	514,130
Grifols Escrow Issuer SA 4.75% 10/15/28 (b)		1,800,000	1,500,571
			40,115,164
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.:
2.6% 5/27/30 (b)		2,185,000	1,859,224
3% 9/23/29 (b)		4,500,000	3,991,888
Avantor Funding, Inc.:
3.875% 7/15/28 (Reg. S)	EUR	2,500,000	2,292,847
4.625% 7/15/28 (b)		380,000	345,754
Becton, Dickinson & Co.:
1.957% 2/11/31		3,000,000	2,442,935
2.823% 5/20/30		1,695,000	1,494,844
3.7% 6/6/27		118,000	114,603
3.734% 12/15/24		1,734,000	1,718,522
4.298% 8/22/32		750,000	728,351
Dentsply Sirona, Inc. 3.25% 6/1/30		3,000,000	2,470,398
Fresenius U.S. Finance II, Inc. 4.5% 1/15/23 (b)		4,787,000	4,776,641
Hologic, Inc. 3.25% 2/15/29 (b)		225,000	191,802
Mozart Borrower LP:
3.875% 4/1/29 (b)		2,100,000	1,779,750
5.25% 10/1/29 (b)		425,000	357,179
Stryker Corp.:
3.375% 5/15/24		535,000	530,765
3.375% 11/1/25		430,000	419,124
3.5% 3/15/26		675,000	663,030
3.65% 3/7/28		4,060,000	3,966,853
Teleflex, Inc. 4.25% 6/1/28 (b)		60,000	54,513
			30,199,023
Health Care Providers & Services - 0.4%
180 Medical, Inc. 3.875% 10/15/29 (b)		200,000	174,119
AHS Hospital Corp. 2.78% 7/1/51		315,000	221,279
AmerisourceBergen Corp. 2.7% 3/15/31		5,980,000	5,090,817
Ascension Health:
2.532% 11/15/29		295,000	263,446
3.106% 11/15/39		610,000	501,673
BayCare Health System, Inc. 3.831% 11/15/50		2,320,000	2,009,686
Centene Corp.:
2.45% 7/15/28		7,280,000	6,139,879
2.625% 8/1/31		2,980,000	2,384,179
3% 10/15/30		7,638,000	6,372,880
3.375% 2/15/30		5,670,000	4,862,025
4.25% 12/15/27		8,825,000	8,380,750
4.625% 12/15/29		7,750,000	7,300,810
Children's Health System of Texas 2.511% 8/15/50		360,000	235,986
Childrens Hospital Corp. 4.115% 1/1/47		265,000	243,837
Cigna Corp.:
2.4% 3/15/30		4,245,000	3,630,705
3.25% 4/15/25		355,000	346,871
3.4% 3/15/51		4,490,000	3,417,547
4.375% 10/15/28		14,599,000	14,376,857
4.5% 2/25/26		4,665,000	4,674,742
4.8% 7/15/46		2,375,000	2,219,241
CommonSpirit Health:
2.76% 10/1/24		575,000	557,025
2.782% 10/1/30		695,000	581,852
3.347% 10/1/29		1,500,000	1,340,684
4.35% 11/1/42		2,500,000	2,228,832
Community Health Systems, Inc. 4.75% 2/15/31 (b)		560,000	413,504
CVS Health Corp.:
2.7% 8/21/40		9,385,000	6,782,254
3.625% 4/1/27		2,341,000	2,276,720
4.3% 3/25/28		653,000	645,544
4.78% 3/25/38		1,320,000	1,254,735
5.05% 3/25/48		8,960,000	8,626,801
5.125% 7/20/45		1,815,000	1,740,781
5.3% 12/5/43		1,405,000	1,394,694
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (b)		1,900,000	1,397,973
4.625% 6/1/30 (b)		125,000	100,630
Elevance Health, Inc.:
3.3% 1/15/23		3,395,000	3,390,270
3.65% 12/1/27		1,260,000	1,220,583
4.101% 3/1/28		1,570,000	1,538,416
4.625% 5/15/42		1,420,000	1,347,655
Encompass Health Corp. 4.625% 4/1/31		1,808,000	1,493,256
Fresenius Medical Care U.S. Finance III, Inc. 1.875% 12/1/26 (b)		660,000	566,606
HCA Holdings, Inc.:
2.375% 7/15/31		1,040,000	825,077
3.125% 3/15/27 (b)		1,050,000	966,498
3.5% 9/1/30		2,575,000	2,247,055
3.5% 7/15/51		2,870,000	1,970,083
3.625% 3/15/32 (b)		2,095,000	1,810,056
4.125% 6/15/29		5,911,000	5,441,289
4.625% 3/15/52 (b)		1,655,000	1,369,557
5.25% 6/15/49		5,250,000	4,697,486
5.375% 2/1/25		1,305,000	1,317,398
5.375% 9/1/26		875,000	877,402
5.5% 6/15/47		1,315,000	1,213,815
5.625% 9/1/28		2,000,000	2,010,170
5.875% 2/15/26		1,135,000	1,158,949
7.75% 7/15/36		2,700,000	3,158,865
HealthEquity, Inc. 4.5% 10/1/29 (b)		45,000	39,579
Humana, Inc.:
2.15% 2/3/32		670,000	542,435
3.125% 8/15/29		2,600,000	2,370,348
3.7% 3/23/29		2,425,000	2,289,845
Kaiser Foundation Hospitals:
2.81% 6/1/41		6,820,000	5,224,852
3.002% 6/1/51		975,000	723,843
4.15% 5/1/47		200,000	184,707
Laboratory Corp. of America Holdings 3.6% 2/1/25		1,210,000	1,192,934
Memorial Sloan-Kettring Cancer Center:
2.955% 1/1/50		290,000	213,714
4.2% 7/1/55		140,000	128,544
5% 7/1/42		350,000	356,745
Methodist Hospital 2.705% 12/1/50		820,000	568,164
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)		6,245,000	5,405,360
3.875% 5/15/32 (b)		155,000	133,385
Mount Sinai Hospital 3.737% 7/1/49		460,000	369,052
New York & Presbyterian Hospital:
4.024% 8/1/45		600,000	545,552
4.063% 8/1/56		390,000	346,202
Nidda Healthcare Holding AG 3.5% 9/30/24 (Reg. S)	EUR	3,000,000	2,773,903
NYU Hospitals Center 4.368% 7/1/47		810,000	736,333
OhioHealth Corp. 2.297% 11/15/31		8,505,000	7,125,467
Owens & Minor, Inc. 4.5% 3/31/29 (b)		65,000	55,398
PeaceHealth Obligated Group 1.375% 11/15/25		165,000	150,172
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		170,000	144,920
Piedmont Healthcare, Inc.:
2.719% 1/1/42		1,780,000	1,310,560
2.864% 1/1/52		1,055,000	720,216
Prime Healthcare Services 7.25% 11/1/25 (b)		1,325,000	1,172,625
Providence St. Joseph Health Obligated Group:
2.532% 10/1/29		2,405,000	2,115,818
2.746% 10/1/26		180,000	169,972
Quest Diagnostics, Inc.:
4.7% 3/30/45		150,000	133,813
5.75% 1/30/40		68,000	68,740
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		325,000	290,114
Sabra Health Care LP 3.2% 12/1/31		8,499,000	6,757,968
Sentara Healthcare 2.927% 11/1/51		565,000	413,993
Stanford Health Care 3.027% 8/15/51		680,000	510,292
Surgery Center Holdings, Inc. 6.75% 7/1/25 (b)		215,000	207,432
Sutter Health 4.091% 8/15/48		1,240,000	1,079,782
Tenet Healthcare Corp.:
4.625% 7/15/24		99,000	96,942
4.875% 1/1/26 (b)		1,160,000	1,102,000
5.125% 11/1/27 (b)		5,000,000	4,632,500
6.125% 6/15/30 (b)		175,000	168,018
Toledo Hospital 5.325% 11/15/28		2,792,000	1,825,351
UnitedHealth Group, Inc.:
2.9% 5/15/50		1,897,000	1,391,358
3.05% 5/15/41		1,530,000	1,222,830
3.25% 5/15/51		3,405,000	2,673,780
4.25% 4/15/47		770,000	713,894
4.25% 6/15/48		575,000	529,733
4.95% 5/15/62		275,000	275,287
5.8% 3/15/36		820,000	904,847
			202,919,163
Health Care Technology - 0.0%
IQVIA, Inc.:
1.75% 3/15/26 (b)	EUR	625,000	568,268
5% 10/15/26 (b)		230,000	222,815
			791,083
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 2.3% 3/12/31		1,245,000	1,024,297
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)		75,000	64,640
4.25% 5/1/28 (b)		330,000	302,435
Danaher Corp. 2.8% 12/10/51		965,000	684,855
Thermo Fisher Scientific, Inc. 2.8% 10/15/41		620,000	480,671
			2,556,898
Pharmaceuticals - 0.2%
AstraZeneca Finance LLC 2.25% 5/28/31		635,000	549,575
Bausch Health Companies, Inc.:
5% 2/15/29 (b)		400,000	156,000
5.25% 1/30/30 (b)		825,000	305,250
5.25% 2/15/31 (b)		4,796,000	1,894,420
6.25% 2/15/29 (b)		1,500,000	566,250
Bayer U.S. Finance II LLC:
2.85% 4/15/25 (b)		850,000	804,852
4.25% 12/15/25 (b)		54,704,000	53,809,081
4.4% 7/15/44 (b)		3,231,000	2,630,297
4.625% 6/25/38 (b)		570,000	506,976
4.875% 6/25/48 (b)		4,430,000	4,012,472
Bristol-Myers Squibb Co. 4.25% 10/26/49		345,000	319,537
Catalent Pharma Solutions:
3.125% 2/15/29 (b)		275,000	227,986
3.5% 4/1/30 (b)		220,000	181,193
Elanco Animal Health, Inc.:
5.772% 8/28/23 (f)		4,020,000	4,013,166
6.4% 8/28/28 (c)		1,693,000	1,574,490
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23		875,000	871,723
GSK Consumer Healthcare Capital U.S. LLC 3.625% 3/24/32 (b)		1,470,000	1,310,760
Jazz Securities DAC 4.375% 1/15/29 (b)		95,000	85,665
Johnson & Johnson 3.625% 3/3/37		695,000	644,917
Merck & Co., Inc. 3.4% 3/7/29		1,400,000	1,343,715
Mylan NV:
4.2% 11/29/23		1,100,000	1,099,162
5.2% 4/15/48		1,780,000	1,376,151
5.4% 11/29/43		1,480,000	1,213,387
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)		65,000	58,316
5.125% 4/30/31 (b)		1,210,000	1,058,750
Pfizer, Inc. 2.55% 5/28/40		1,380,000	1,059,998
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30		3,100,000	2,591,671
3.025% 7/9/40		1,410,000	1,092,430
Utah Acquisition Sub, Inc.:
3.95% 6/15/26		2,804,000	2,635,041
5.25% 6/15/46		190,000	150,893
Viatris, Inc.:
1.65% 6/22/25		1,160,000	1,057,349
2.7% 6/22/30		5,898,000	4,645,596
3.85% 6/22/40		13,139,000	9,127,841
4% 6/22/50		6,222,000	4,020,254
Wyeth LLC 6.45% 2/1/24		1,875,000	1,944,562
Zoetis, Inc. 3.25% 2/1/23		5,975,000	5,968,807
			114,908,533

TOTAL HEALTH CARE			391,489,864

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.85% 12/15/25 (b)		5,718,000	5,538,272
BAE Systems PLC 3.4% 4/15/30 (b)		2,985,000	2,717,497
Bombardier, Inc.:
6% 2/15/28 (b)		3,750,000	3,315,207
7.125% 6/15/26 (b)		2,780,000	2,649,006
7.875% 4/15/27 (b)		4,360,000	4,174,918
BWX Technologies, Inc.:
4.125% 6/30/28 (b)		200,000	184,000
4.125% 4/15/29 (b)		325,000	290,063
General Dynamics Corp. 3.25% 4/1/25		955,000	940,614
Howmet Aerospace, Inc.:
5.95% 2/1/37		575,000	557,578
6.75% 1/15/28		345,000	355,350
Moog, Inc. 4.25% 12/15/27 (b)		360,000	329,526
Northrop Grumman Corp. 4.75% 6/1/43		545,000	524,265
Raytheon Technologies Corp. 4.125% 11/16/28		490,000	479,838
Rolls-Royce PLC 3.375% 6/18/26	GBP	1,085,000	1,093,120
Textron, Inc. 2.45% 3/15/31		2,595,000	2,115,842
The Boeing Co.:
1.167% 2/4/23		4,000,000	3,957,988
1.433% 2/4/24		1,000,000	958,658
2.196% 2/4/26		4,665,000	4,268,836
2.25% 6/15/26		810,000	737,163
3.6% 5/1/34		2,100,000	1,708,583
3.625% 2/1/31		12,650,000	11,195,196
4.508% 5/1/23		1,500,000	1,502,740
4.875% 5/1/25		2,035,000	2,040,685
5.04% 5/1/27		4,430,000	4,416,676
5.15% 5/1/30		4,430,000	4,360,052
5.805% 5/1/50		6,560,000	6,291,883
5.93% 5/1/60		4,430,000	4,230,558
TransDigm, Inc.:
4.875% 5/1/29		220,000	186,582
6.25% 3/15/26 (b)		915,000	898,988
7.5% 3/15/27		40,000	39,000
8% 12/15/25 (b)		465,000	476,253
			72,534,937
Air Freight & Logistics - 0.0%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		160,000	146,400
Airlines - 0.0%
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29		400,680	346,724
Mexico City Airport Trust:
4.25% 10/31/26 (b)		4,270,000	4,013,800
5.5% 7/31/47 (b)		2,250,000	1,693,125
Southwest Airlines Co.:
2.625% 2/10/30		735,000	617,803
5.125% 6/15/27		5,340,000	5,446,080
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27		123,637	116,191
United Airlines, Inc.:
equipment trust certificate 4.15% 10/11/25		476,262	463,494
4.375% 4/15/26 (b)		1,740,000	1,586,445
4.625% 4/15/29 (b)		370,000	324,675
			14,608,337
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		500,000	475,000
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		110,000	87,806
Carlisle Companies, Inc. 2.2% 3/1/32		1,890,000	1,489,187
Owens Corning:
3.95% 8/15/29		600,000	562,833
4.3% 7/15/47		5,310,000	4,317,575
Standard Industries, Inc./New Jersey 4.75% 1/15/28 (b)		3,618,000	3,162,633
			10,095,034
Commercial Services & Supplies - 0.0%
ADT Corp.:
4.125% 8/1/29 (b)		115,000	98,754
4.875% 7/15/32 (b)		615,000	514,476
Advocate Health & Hospitals Corp. 3.387% 10/15/49		510,000	405,553
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (b)		1,175,000	872,079
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (b)		830,000	699,379
4.625% 6/1/28 (b)		520,000	435,726
Cintas Corp. No. 2 3.7% 4/1/27		1,035,000	1,019,895
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		60,000	54,750
Madison IAQ LLC 4.125% 6/30/28 (b)		605,000	518,788
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (b)		115,000	115,465
Nielsen Finance LLC/Nielsen Finance Co. 5.625% 10/1/28 (b)		205,000	205,467
Pitney Bowes, Inc.:
6.875% 3/15/27 (b)		55,000	41,607
7.25% 3/15/29 (b)		110,000	74,866
PowerTeam Services LLC 9.033% 12/4/25 (b)		1,108,000	910,466
Rentokil Initial PLC 5% 6/27/32 (Reg. S)	GBP	450,000	516,025
Stericycle, Inc. 3.875% 1/15/29 (b)		530,000	459,113
Waste Connections, Inc. 4.2% 1/15/33		3,195,000	3,073,019
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (b)		2,086,000	1,869,578
			11,885,006
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27		1,280,000	1,241,600
Arcosa, Inc. 4.375% 4/15/29 (b)		65,000	58,880
Dycom Industries, Inc. 4.5% 4/15/29 (b)		165,000	147,284
			1,447,764
Electrical Equipment - 0.0%
Eaton Corp. 4.7% 8/23/52		495,000	482,034
Sensata Technologies BV:
4% 4/15/29 (b)		170,000	146,955
4.875% 10/15/23 (b)		300,000	302,658
Vertiv Group Corp. 4.125% 11/15/28 (b)		280,000	242,200
Wesco Distribution, Inc.:
7.125% 6/15/25 (b)		1,500,000	1,500,270
7.25% 6/15/28 (b)		1,250,000	1,260,325
			3,934,442
Machinery - 0.0%
Flowserve Corp. 2.8% 1/15/32		405,000	315,787
Fortive Corp. 3.15% 6/15/26		275,000	263,692
Pentair Finance SA 4.5% 7/1/29		8,020,000	7,508,786
Westinghouse Air Brake Tech Co.:
3.45% 11/15/26		1,390,000	1,293,163
4.95% 9/15/28		9,085,000	8,808,813
			18,190,241
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		115,000	94,707
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		110,000	97,215
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)		320,000	284,640
4% 7/1/29 (b)		45,000	39,675
Equifax, Inc.:
2.35% 9/15/31		625,000	503,735
2.6% 12/1/24		2,095,000	2,024,804
TriNet Group, Inc. 3.5% 3/1/29 (b)		165,000	141,498
Verisk Analytics, Inc. 4.125% 9/12/22		690,000	690,087
			3,781,654
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	950,000	926,019
CSX Corp. 6.15% 5/1/37		1,375,000	1,536,841
Union Pacific Corp.:
2.973% 9/16/62		200,000	137,688
3.6% 9/15/37		1,015,000	903,074
3.799% 4/6/71		315,000	252,966
XPO Logistics, Inc. 6.25% 5/1/25 (b)		819,000	828,545
			4,585,133
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23		1,711,000	1,698,380
3% 9/15/23		800,000	788,792
3.375% 7/1/25		7,608,000	7,224,629
4.25% 2/1/24		7,846,000	7,825,483
4.25% 9/15/24		9,907,000	9,792,738
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	600,000	623,519
United Rentals North America, Inc.:
3.75% 1/15/32		825,000	685,695
3.875% 2/15/31		200,000	172,930
4.875% 1/15/28		2,000,000	1,869,220
			30,681,386
Transportation Infrastructure - 0.1%
Aeroporti di Roma SPA 1.75% 7/30/31 (Reg. S)	EUR	745,000	562,065
Airport Authority Hong Kong 3.25% 1/12/52 (b)		3,190,000	2,505,332
Autostrade per L'italia SpA 2.25% 1/25/32 (Reg. S)	EUR	1,000,000	779,079
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)		8,455,000	6,905,220
2.75% 2/21/28 (b)		2,730,000	2,223,971
3.95% 7/1/24 (b)		2,862,000	2,732,769
4.375% 5/1/26 (b)		3,477,000	3,214,211
5.25% 5/15/24 (b)		4,140,000	4,058,921
Heathrow Funding Ltd. 2.625% 3/16/28 (Reg. S)	GBP	1,985,000	1,954,544
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	300,000	242,756
			25,178,868

TOTAL INDUSTRIALS			197,163,909

INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	1,600,000	1,334,445
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		230,000	197,358
			1,531,803
Electronic Equipment & Components - 0.0%
Dell International LLC/EMC Corp.:
5.45% 6/15/23		1,627,000	1,643,651
6.02% 6/15/26		2,112,000	2,193,631
II-VI, Inc. 5% 12/15/29 (b)		505,000	449,637
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		590,000	487,383
TD SYNNEX Corp. 1.75% 8/9/26		6,930,000	6,067,972
Teledyne Technologies, Inc.:
2.25% 4/1/28		1,675,000	1,452,213
2.75% 4/1/31		4,505,000	3,752,599
TTM Technologies, Inc. 4% 3/1/29 (b)		130,000	112,450
			16,159,536
IT Services - 0.1%
Automatic Data Processing, Inc. 1.7% 5/15/28		695,000	622,448
Block, Inc. 2.75% 6/1/26		110,000	97,754
Fidelity National Information Services, Inc. 3.1% 3/1/41		3,540,000	2,565,075
Fiserv, Inc.:
2.75% 7/1/24		105,000	102,424
3.5% 7/1/29		7,395,000	6,771,475
3.85% 6/1/25		1,490,000	1,465,507
Gartner, Inc.:
3.625% 6/15/29 (b)		65,000	55,900
3.75% 10/1/30 (b)		105,000	90,038
4.5% 7/1/28 (b)		165,000	152,287
Genpact Luxembourg SARL / Genpact U.S.A., Inc. 1.75% 4/10/26		960,000	869,033
Global Payments, Inc. 4.95% 8/15/27		3,500,000	3,466,733
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		330,000	279,241
IBM Corp. 2.85% 5/15/40		480,000	364,824
Nexi SpA 2.125% 4/30/29 (Reg. S)	EUR	3,350,000	2,592,794
Tempo Acquisition LLC 5.75% 6/1/25 (b)		5,000,000	4,956,487
Twilio, Inc.:
3.625% 3/15/29		80,000	66,800
3.875% 3/15/31		85,000	68,589
Virtusa Corp. 7.125% 12/15/28 (b)		60,000	47,400
			24,634,809
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.:
1.95% 2/15/28 (b)		1,620,000	1,389,507
2.45% 2/15/31 (b)		12,129,000	9,671,095
2.6% 2/15/33 (b)		12,129,000	9,326,507
3.137% 11/15/35 (b)		1,763,000	1,335,800
3.419% 4/15/33 (b)		5,782,000	4,769,123
3.469% 4/15/34 (b)		1,000,000	809,744
3.5% 2/15/41 (b)		19,586,000	14,692,561
3.75% 2/15/51 (b)		5,224,000	3,829,675
4% 4/15/29 (b)		1,410,000	1,306,058
4.926% 5/15/37 (b)		2,135,000	1,901,941
Entegris Escrow Corp. 5.95% 6/15/30 (b)		200,000	189,766
Entegris, Inc.:
3.625% 5/1/29 (b)		275,000	231,605
4.375% 4/15/28 (b)		325,000	286,876
onsemi 3.875% 9/1/28 (b)		125,000	111,475
Teledyne FLIR LLC 2.5% 8/1/30		345,000	283,721
TSMC Arizona Corp. 4.5% 4/22/52		1,520,000	1,474,202
TSMC Global Ltd. 4.625% 7/22/32 (b)		750,000	751,208
			52,360,864
Software - 0.1%
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		135,000	129,277
Crowdstrike Holdings, Inc. 3% 2/15/29		125,000	110,625
Fair Isaac Corp. 4% 6/15/28 (b)		500,000	441,687
Intuit, Inc. 1.35% 7/15/27		200,000	176,058
Microsoft Corp. 2.921% 3/17/52		2,952,000	2,322,152
MicroStrategy, Inc. 6.125% 6/15/28 (b)		170,000	141,861
NortonLifeLock, Inc. 5% 4/15/25 (b)		370,000	365,190
Open Text Corp.:
3.875% 2/15/28 (b)		490,000	417,725
3.875% 12/1/29 (b)		55,000	44,354
Oracle Corp.:
2.5% 4/1/25		6,499,000	6,169,430
2.8% 4/1/27		9,449,000	8,649,692
2.95% 5/15/25		1,185,000	1,135,866
3.6% 4/1/50		1,300,000	885,206
3.8% 11/15/37		1,225,000	951,202
3.85% 4/1/60		6,500,000	4,309,811
3.95% 3/25/51		5,494,000	3,946,096
4.125% 5/15/45		770,000	575,167
ServiceNow, Inc. 1.4% 9/1/30		1,005,000	787,745
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		775,000	734,351
Workday, Inc.:
3.5% 4/1/27		405,000	386,350
3.7% 4/1/29		1,010,000	946,668
			33,626,513
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.:
3.25% 2/23/26		7,285,000	7,158,072
3.85% 8/4/46		1,420,000	1,290,878
Lenovo Group Ltd. 6.536% 7/27/32 (b)		1,490,000	1,476,168
			9,925,118

TOTAL INFORMATION TECHNOLOGY			138,238,643

MATERIALS - 0.2%
Chemicals - 0.1%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		240,000	222,300
Consolidated Energy Finance SA 6.5% 5/15/26 (b)		375,000	342,488
DuPont de Nemours, Inc. 4.493% 11/15/25		2,625,000	2,643,958
FMC Corp. 4.5% 10/1/49		1,395,000	1,169,174
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (b)		275,000	237,875
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)		3,285,000	2,955,190
LSB Industries, Inc. 6.25% 10/15/28 (b)		235,000	217,504
LYB International Finance BV:
4.875% 3/15/44		1,000,000	907,951
5.25% 7/15/43		5,455,000	5,086,618
LYB International Finance III LLC:
3.375% 10/1/40		490,000	373,556
4.2% 5/1/50		150,000	121,329
Methanex Corp.:
5.125% 10/15/27		320,000	291,360
5.25% 12/15/29		155,000	130,213
5.65% 12/1/44		105,000	76,647
NOVA Chemicals Corp. 5% 5/1/25 (b)		1,080,000	1,015,735
Nufarm Australia Ltd. 5% 1/27/30 (b)		280,000	232,400
Nutrien Ltd. 4.9% 6/1/43		1,225,000	1,169,050
OCI NV 3.625% 10/15/25 (Reg. S)	EUR	2,773,800	2,787,530
Olin Corp.:
5% 2/1/30		195,000	176,966
5.125% 9/15/27		700,000	664,409
5.625% 8/1/29		195,000	185,790
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		810,000	752,439
5.875% 3/27/24		1,500,000	1,494,750
Sherwin-Williams Co. 4.5% 6/1/47		210,000	187,093
SPCM SA 3.125% 3/15/27 (b)		115,000	102,063
The Chemours Co. LLC 4.625% 11/15/29 (b)		530,000	437,250
The Dow Chemical Co. 4.625% 10/1/44		295,000	263,517
The Scotts Miracle-Gro Co.:
4% 4/1/31		1,575,000	1,183,014
4.5% 10/15/29		1,971,000	1,579,086
Valvoline, Inc.:
3.625% 6/15/31 (b)		1,700,000	1,369,384
4.25% 2/15/30 (b)		2,270,000	2,213,023
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)		125,000	115,610
5.625% 10/1/24 (b)		400,000	395,000
Westlake Corp. 3.125% 8/15/51		1,920,000	1,332,968
			32,433,240
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.4% 7/15/31		1,455,000	1,198,406
2.5% 3/15/30		755,000	637,664
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (b)		1,000,000	899,485
Vulcan Materials Co. 4.5% 6/15/47		325,000	286,643
			3,022,198
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)		200,000	196,026
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)		10,000	8,627
4.75% 7/15/27 (Reg. S)	GBP	3,650,000	3,120,841
5.25% 8/15/27 (b)		1,750,000	1,265,118
5.25% 8/15/27 (b)		1,960,000	1,416,932
Ball Corp. 3.125% 9/15/31		395,000	319,921
Berry Global, Inc.:
0.95% 2/15/24		965,000	913,715
1.57% 1/15/26		1,675,000	1,496,553
4.875% 7/15/26 (b)		7,055,000	6,868,262
Graphic Packaging International, Inc.:
3.75% 2/1/30 (b)		55,000	47,271
4.125% 8/15/24		3,137,000	3,050,733
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)		40,000	34,217
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4% 10/15/27 (b)		1,250,000	1,091,063
Sealed Air Corp. 1.573% 10/15/26 (b)		2,750,000	2,411,327
Trivium Packaging Finance BV 5.5% 8/15/26 (b)		2,470,000	2,371,200
Verallia SA 1.625% 5/14/28 (Reg. S)	EUR	1,500,000	1,305,478
			25,917,284
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 4.125% 3/31/29 (b)		110,000	96,999
Barrick North America Finance LLC:
5.7% 5/30/41		2,330,000	2,387,268
5.75% 5/1/43		475,000	489,196
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39		1,240,000	1,299,403
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (b)		110,000	97,650
4.875% 3/1/31 (b)		110,000	96,032
Commercial Metals Co. 3.875% 2/15/31		235,000	195,055
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)		5,000	4,568
Freeport-McMoRan, Inc.:
4.125% 3/1/28		860,000	805,381
4.375% 8/1/28		2,590,000	2,437,928
5.25% 9/1/29		3,190,000	3,073,358
5.4% 11/14/34		570,000	540,514
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		55,000	49,913
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		415,000	357,454
Kinross Gold Corp. 4.5% 7/15/27		9,190,000	8,914,254
Mineral Resources Ltd. 8% 11/1/27 (b)		150,000	149,642
Newmont Corp.:
2.25% 10/1/30		2,345,000	1,925,615
2.6% 7/15/32		945,000	773,372
2.8% 10/1/29		2,095,000	1,828,959
5.45% 6/9/44		185,000	182,732
Novelis Corp. 3.875% 8/15/31 (b)		115,000	92,823
Nucor Corp. 4.3% 5/23/27		1,320,000	1,312,451
PMHC II, Inc. 9% 2/15/30 (b)		175,000	127,486
PT Freeport Indonesia 4.763% 4/14/27 (b)		200,000	194,250
PT Indonesia Asahan Aluminium Tbk:
4.75% 5/15/25 (Reg. S)		800,000	802,920
6.53% 11/15/28 (b)		1,950,000	2,021,053
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		30,000	26,925
Southern Copper Corp. 5.875% 4/23/45		455,000	472,432
Steel Dynamics, Inc.:
2.4% 6/15/25		790,000	748,736
3.45% 4/15/30		9,595,000	8,526,400
Teck Resources Ltd. 6% 8/15/40		1,193,000	1,145,991
Thyssenkrupp AG 1.875% 3/6/23 (Reg. S)	EUR	2,650,000	2,613,264
Vale Overseas Ltd. 6.25% 8/10/26		700,000	733,075
			44,523,099
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 4.5% 8/1/24		1,850,000	1,845,098
Clearwater Paper Corp. 4.75% 8/15/28 (b)		1,500,000	1,341,120
Glatfelter Corp. 4.75% 11/15/29 (b)		90,000	55,800
Suzano Austria GmbH 6% 1/15/29		1,263,000	1,265,526
			4,507,544

TOTAL MATERIALS			110,403,365

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		5,395,000	5,363,967
American Assets Trust LP 3.375% 2/1/31		3,370,000	2,838,587
American Homes 4 Rent LP:
2.375% 7/15/31		704,000	564,970
3.375% 7/15/51		1,089,000	743,051
3.625% 4/15/32		8,905,000	7,772,203
Boston Properties, Inc. 4.5% 12/1/28		5,210,000	5,070,553
Corporate Office Properties LP:
2% 1/15/29		600,000	473,934
2.25% 3/15/26		1,775,000	1,590,951
2.75% 4/15/31		6,209,000	4,876,119
2.9% 12/1/33		490,000	368,576
CubeSmart LP 2.25% 12/15/28		4,185,000	3,536,572
Duke Realty LP 3.25% 6/30/26		805,000	768,589
GLP Capital LP/GLP Financing II, Inc.:
3.25% 1/15/32		2,890,000	2,339,644
4% 1/15/30		125,000	109,549
5.25% 6/1/25		1,085,000	1,071,709
5.375% 11/1/23		2,000,000	1,974,520
5.375% 4/15/26		13,325,000	13,094,244
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		3,015,000	2,598,053
3.5% 8/1/26		2,311,000	2,204,284
3.75% 7/1/27		1,375,000	1,315,664
3.875% 5/1/25		2,750,000	2,669,632
Healthpeak Properties, Inc. 3% 1/15/30		1,625,000	1,439,155
Hudson Pacific Properties LP:
3.25% 1/15/30		1,750,000	1,475,081
4.65% 4/1/29		12,773,000	11,991,215
Invitation Homes Operating Partnership LP 4.15% 4/15/32		7,290,000	6,553,397
Iron Mountain, Inc. 5.25% 7/15/30 (b)		1,277,000	1,130,145
Kilroy Realty LP 2.65% 11/15/33		2,010,000	1,526,735
Kimco Realty Corp.:
1.9% 3/1/28		2,865,000	2,454,028
3.2% 4/1/32		1,340,000	1,159,671
3.375% 10/15/22		472,000	472,002
4.6% 2/1/33		3,535,000	3,418,617
Kite Realty Group Trust:
4% 3/15/25		6,865,000	6,688,959
4.75% 9/15/30		10,799,000	9,805,168
Life Storage LP:
2.2% 10/15/30		3,660,000	2,938,629
2.4% 10/15/31		160,000	127,695
LXP Industrial Trust (REIT):
2.7% 9/15/30		894,000	721,262
4.4% 6/15/24		1,319,000	1,301,311
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	4,400,000	4,377,339
5% 10/15/27		2,650,000	2,380,592
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		5,977,000	4,539,005
3.375% 2/1/31		3,399,000	2,768,659
3.625% 10/1/29		7,647,000	6,536,354
4.375% 8/1/23		1,368,000	1,359,127
4.5% 1/15/25		2,793,000	2,768,016
4.5% 4/1/27		1,500,000	1,436,535
4.75% 1/15/28		7,569,000	7,238,853
4.95% 4/1/24		1,152,000	1,154,994
5.25% 1/15/26		5,841,000	5,791,046
Piedmont Operating Partnership LP 2.75% 4/1/32		1,374,000	1,046,434
Realty Income Corp.:
2.2% 6/15/28		791,000	694,228
2.85% 12/15/32		1,553,000	1,331,582
3.1% 12/15/29		6,235,000	5,672,657
3.25% 1/15/31		1,177,000	1,055,084
3.4% 1/15/28		4,640,000	4,352,794
Retail Opportunity Investments Partnership LP:
4% 12/15/24		877,000	853,587
5% 12/15/23		626,000	627,143
SBA Communications Corp.:
3.125% 2/1/29		220,000	181,264
3.875% 2/15/27		400,000	364,111
Senior Housing Properties Trust 4.75% 2/15/28		2,917,000	2,154,025
Service Properties Trust:
4.375% 2/15/30		200,000	146,610
4.95% 10/1/29		100,000	75,577
5.5% 12/15/27		100,000	86,514
Simon Property Group LP:
1.75% 2/1/28		1,805,000	1,563,588
2.45% 9/13/29		1,120,000	966,696
3.375% 10/1/24		2,945,000	2,911,569
3.5% 9/1/25		55,000	54,225
3.75% 2/1/24		375,000	373,755
SITE Centers Corp.:
3.625% 2/1/25		2,396,000	2,305,962
4.25% 2/1/26		5,582,000	5,435,673
Spirit Realty LP 2.7% 2/15/32		7,105,000	5,526,336
Store Capital Corp.:
2.75% 11/18/30		1,957,000	1,588,491
4.625% 3/15/29		2,475,000	2,392,338
Sun Communities Operating LP:
2.3% 11/1/28		1,550,000	1,308,708
2.7% 7/15/31		4,027,000	3,241,841
Uniti Group LP / Uniti Group Finance, Inc. 4.75% 4/15/28 (b)		585,000	488,817
Uniti Group, Inc. 7.875% 2/15/25 (b)		2,800,000	2,766,106
Ventas Realty LP:
3% 1/15/30		10,008,000	8,710,911
3.85% 4/1/27		1,650,000	1,583,139
4% 3/1/28		2,712,000	2,581,487
4.125% 1/15/26		1,628,000	1,596,863
4.75% 11/15/30		13,000,000	12,605,145
VICI Properties LP:
4.375% 5/15/25		749,000	731,376
4.75% 2/15/28		6,736,000	6,463,917
4.95% 2/15/30		6,790,000	6,519,221
5.125% 5/15/32		3,998,000	3,809,974
5.625% 5/15/52		1,498,000	1,385,115
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (b)		125,000	117,733
3.75% 2/15/27 (b)		190,000	171,800
3.875% 2/15/29 (b)		1,690,000	1,502,997
4.25% 12/1/26 (b)		670,000	627,569
4.5% 9/1/26 (b)		1,325,000	1,248,528
4.5% 1/15/28 (b)		435,000	403,347
4.625% 6/15/25 (b)		315,000	304,907
5.625% 5/1/24 (b)		1,185,000	1,186,778
5.75% 2/1/27 (b)		1,115,000	1,097,751
Vornado Realty LP:
2.15% 6/1/26		1,762,000	1,550,806
3.4% 6/1/31		6,373,000	5,187,899
Welltower, Inc.:
2.7% 2/15/27		990,000	919,120
2.75% 1/15/31		6,560,000	5,510,887
2.8% 6/1/31		2,305,000	1,942,810
Weyerhaeuser Co. 4% 4/15/30		2,050,000	1,929,945
WP Carey, Inc.:
2.25% 4/1/33		3,815,000	2,900,966
2.4% 2/1/31		1,970,000	1,601,352
3.85% 7/15/29		1,725,000	1,599,722
4% 2/1/25		5,544,000	5,489,647
4.6% 4/1/24		7,436,000	7,456,985
			293,203,373
Real Estate Management & Development - 0.1%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	815,000	424,260
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	300,000	162,048
2.25% 4/27/27 (Reg. S)	EUR	3,100,000	1,651,444
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (c)	EUR	361,000	351,903
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	2,355,000	1,874,776
2.625% 10/20/28 (Reg. S)	GBP	350,000	331,991
Brandywine Operating Partnership LP:
3.95% 2/15/23		4,006,000	4,004,325
3.95% 11/15/27		5,608,000	5,169,046
4.1% 10/1/24		4,892,000	4,799,511
4.55% 10/1/29		1,707,000	1,606,632
CBRE Group, Inc. 4.875% 3/1/26		12,670,000	12,753,911
Essex Portfolio LP:
1.7% 3/1/28		465,000	395,507
3.875% 5/1/24		2,685,000	2,665,921
Extra Space Storage LP 2.35% 3/15/32		684,000	537,109
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	775,000	596,316
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	800,000	626,526
Host Hotels & Resorts LP 2.9% 12/15/31		690,000	538,963
Howard Hughes Corp.:
4.125% 2/1/29 (b)		300,000	247,617
5.375% 8/1/28 (b)		850,000	756,500
Kennedy-Wilson, Inc. 4.75% 2/1/30		225,000	185,063
Mattamy Group Corp. 4.625% 3/1/30 (b)		1,500,000	1,215,442
Mid-America Apartments LP 4% 11/15/25		1,296,000	1,269,516
Post Apartment Homes LP 3.375% 12/1/22		900,000	900,000
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	400,000	273,346
1.75% 1/14/25 (Reg. S)	EUR	200,000	167,175
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	400,000	343,273
SL Green Realty Corp. 3.25% 10/15/22		7,000,000	6,986,142
Tanger Properties LP:
2.75% 9/1/31		4,140,000	3,148,465
3.125% 9/1/26		3,497,000	3,247,311
3.875% 7/15/27		13,369,000	12,487,560
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (b)		2,500,000	2,145,225
5.75% 1/15/28 (b)		280,000	256,455
5.875% 6/15/27 (b)		1,500,000	1,449,173
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	780,000	685,995
			74,254,447

TOTAL REAL ESTATE			367,457,820

UTILITIES - 0.5%
Electric Utilities - 0.3%
AEP Texas, Inc.:
2.1% 7/1/30		2,050,000	1,692,949
3.45% 5/15/51		560,000	434,138
3.8% 10/1/47		845,000	690,092
AEP Transmission Co. LLC:
3.75% 12/1/47		850,000	706,283
4% 12/1/46		375,000	327,823
Alabama Power Co.:
3.75% 3/1/45		650,000	540,160
3.85% 12/1/42		700,000	603,837
4.1% 1/15/42		225,000	194,277
6.125% 5/15/38		835,000	921,020
Alliant Energy Finance LLC 1.4% 3/15/26 (b)		2,300,000	2,024,821
Arizona Public Service Co. 2.6% 8/15/29		340,000	293,727
Atlantic City Electric Co. 2.3% 3/15/31		425,000	366,798
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (c)	EUR	760,000	591,442
CenterPoint Energy Houston Electric LLC 3.95% 3/1/48		1,205,000	1,074,342
CEZ A/S 2.375% 4/6/27 (Reg. S)	EUR	250,000	231,867
Clearway Energy Operating LLC 4.75% 3/15/28 (b)		60,000	56,175
Cleco Corporate Holdings LLC 3.375% 9/15/29		4,448,000	3,938,103
Comision Federal de Electricid 4.688% 5/15/29 (b)		2,277,000	2,044,746
Commonwealth Edison Co.:
3.7% 8/15/28		250,000	242,022
3.7% 3/1/45		1,065,000	890,766
4.35% 11/15/45		315,000	290,778
Dominion Energy South Carolina:
5.1% 6/1/65		275,000	280,661
5.45% 2/1/41		285,000	296,090
DPL, Inc. 4.35% 4/15/29		2,480,000	2,179,263
DTE Electric Co.:
2.25% 3/1/30		525,000	456,040
3.75% 8/15/47		1,050,000	903,024
Duke Energy Carolinas LLC:
2.95% 12/1/26		370,000	355,900
4% 9/30/42		2,000,000	1,768,076
4.25% 12/15/41		2,345,000	2,151,377
6.1% 6/1/37		775,000	829,095
Duke Energy Corp.:
3.75% 4/15/24		3,190,000	3,174,812
3.85% 6/15/34	EUR	800,000	763,537
Duke Energy Florida LLC:
2.4% 12/15/31		1,610,000	1,370,823
6.35% 9/15/37		675,000	757,914
Duke Energy Progress LLC 4% 4/1/52		1,315,000	1,162,868
Duquesne Light Holdings, Inc. 2.775% 1/7/32 (b)		4,273,000	3,484,291
ENEL Finance International NV 2.25% 7/12/31 (b)		5,660,000	4,274,468
Enel SpA 3.375% (Reg. S) (c)(h)	EUR	1,035,000	927,010
Entergy Louisiana LLC 2.4% 10/1/26		1,070,000	991,253
Entergy, Inc. 1.75% 3/15/31		1,475,000	1,183,039
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)		1,000,000	969,563
Evergy Kansas Central 4.125% 3/1/42		655,000	577,863
Eversource Energy:
1.65% 8/15/30		895,000	715,098
4.2% 6/27/24		1,285,000	1,284,146
4.6% 7/1/27		2,925,000	2,933,539
Exelon Corp. 5.625% 6/15/35		150,000	157,216
FirstEnergy Corp.:
3.4% 3/1/50		3,431,000	2,458,689
7.375% 11/15/31		9,948,000	11,674,824
Florida Power & Light Co.:
3.8% 12/15/42		1,280,000	1,142,704
5.25% 2/1/41		400,000	418,948
Fortis, Inc. 3.055% 10/4/26		301,000	281,676
Georgia Power Co. 4.3% 3/15/42		400,000	355,494
Hydro-Quebec 8.05% 7/7/24		1,455,000	1,561,753
InterGen NV 7% 6/30/23 (b)		230,000	218,500
IPALCO Enterprises, Inc. 3.7% 9/1/24		2,644,000	2,608,066
Jersey Central Power & Light Co.:
2.75% 3/1/32 (b)		3,560,000	3,007,855
4.3% 1/15/26 (b)		2,000,000	1,962,130
Louisville Gas & Electric Co. 5.125% 11/15/40		345,000	333,274
Metropolitan Edison Co. 4.3% 1/15/29 (b)		2,755,000	2,689,977
Mong Duong Finance Holdings BV 5.125% 5/7/29 (Reg. S)		250,000	206,219
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 3.254% 2/22/23 (c)(g)		5,000,000	4,988,680
2.25% 6/1/30		820,000	691,179
2.75% 11/1/29		1,660,000	1,478,553
4.625% 7/15/27		2,350,000	2,359,636
NextEra Energy Partners LP 4.25% 9/15/24 (b)		27,000	26,325
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (c)	EUR	1,150,000	941,825
Northern States Power Co.:
3.6% 9/15/47		20,000	16,764
6.25% 6/1/36		370,000	425,051
NRG Energy, Inc.:
2% 12/2/25 (b)		3,120,000	2,831,250
3.375% 2/15/29 (b)		45,000	36,967
3.625% 2/15/31 (b)		895,000	710,899
3.875% 2/15/32 (b)		750,000	594,375
5.75% 1/15/28		245,000	230,939
6.625% 1/15/27		122,000	121,033
Pacific Gas & Electric Co.:
3.95% 12/1/47		1,700,000	1,161,110
4% 12/1/46		645,000	444,972
4.5% 7/1/40		1,245,000	969,130
4.55% 7/1/30		3,080,000	2,739,102
4.95% 7/1/50		785,000	626,495
PacifiCorp:
2.9% 6/15/52		1,000,000	721,370
5.25% 6/15/35		1,320,000	1,331,122
5.75% 4/1/37		900,000	935,712
Pattern Energy Operations LP 4.5% 8/15/28 (b)		90,000	81,094
PECO Energy Co.:
2.8% 6/15/50		380,000	275,504
4.375% 8/15/52		725,000	690,030
Pennsylvania Electric Co. 4.15% 4/15/25 (b)		330,000	320,865
PG&E Corp.:
5% 7/1/28		1,155,000	1,025,600
5.25% 7/1/30		735,000	635,408
PPL Electric Utilities Corp.:
4.125% 6/15/44		800,000	713,273
4.15% 10/1/45		790,000	698,379
6.25% 5/15/39		350,000	394,425
PT Perusahaan Listrik Negara 1.875% 11/5/31 (b)	EUR	1,500,000	1,188,793
Public Service Electric & Gas Co.:
3.6% 12/1/47		410,000	342,855
3.65% 9/1/28		960,000	928,193
3.65% 9/1/42		625,000	531,183
3.95% 5/1/42		505,000	453,885
Puget Sound Energy, Inc. 5.764% 7/15/40		285,000	297,268
Southern California Edison Co.:
3.5% 10/1/23		675,000	671,833
3.6% 2/1/45		2,400,000	1,824,869
3.9% 12/1/41		295,000	237,113
5.55% 1/15/37		430,000	425,103
Southern Co. 1.875% 9/15/81 (c)	EUR	1,600,000	1,168,958
Southwestern Public Service Co. 5.15% 6/1/52		3,000,000	2,971,558
Tampa Electric Co. 4.45% 6/15/49		800,000	736,684
Tucson Electric Power Co. 3.25% 5/15/32		1,200,000	1,068,154
Virginia Electric & Power Co.:
6% 1/15/36		470,000	513,965
6% 5/15/37		930,000	1,019,413
Vistra Operations Co. LLC:
3.7% 1/30/27 (b)		2,900,000	2,632,121
4.375% 5/1/29 (b)		1,000,000	871,800
5% 7/31/27 (b)		195,000	181,483
5.5% 9/1/26 (b)		770,000	743,474
5.625% 2/15/27 (b)		5,625,000	5,414,063
Wisconsin Power & Light Co. 4.1% 10/15/44		240,000	201,453
Xcel Energy, Inc.:
0.5% 10/15/23		155,000	149,338
1.75% 3/15/27		880,000	790,170
4% 6/15/28		2,640,000	2,584,322
			138,188,359
Gas Utilities - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75% 5/20/27		654,000	616,388
5.875% 8/20/26		5,200,000	4,949,568
Nakilat, Inc. 6.067% 12/31/33 (b)		612,773	649,080
Piedmont Natural Gas Co., Inc. 5.05% 5/15/52		2,500,000	2,453,387
Southern Co. Gas Capital Corp.:
4.4% 6/1/43		870,000	753,701
5.875% 3/15/41		2,770,000	2,884,056
			12,306,180
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
5% 2/1/31 (b)		3,365,000	2,816,337
5.125% 3/15/28 (b)		2,700,000	2,397,887
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	1,850,000	1,759,265
TerraForm Power Operating LLC 5% 1/31/28 (b)		645,000	591,187
The AES Corp.:
3.3% 7/15/25 (b)		10,697,000	10,146,105
3.95% 7/15/30 (b)		9,327,000	8,520,215
			26,230,996
Multi-Utilities - 0.1%
Ameren Illinois Co.:
4.15% 3/15/46		1,135,000	1,025,551
4.5% 3/15/49		420,000	402,762
Berkshire Hathaway Energy Co.:
3.7% 7/15/30		1,280,000	1,220,283
4.05% 4/15/25		16,081,000	16,102,385
6.125% 4/1/36		2,980,000	3,272,758
CenterPoint Energy, Inc. 2.95% 3/1/30		525,000	467,134
Consolidated Edison Co. of New York, Inc.:
3.7% 11/15/59		1,650,000	1,292,413
3.95% 4/1/50		1,808,000	1,563,741
4.3% 12/1/56		300,000	260,550
Dominion Energy, Inc. 7% 6/15/38		150,000	169,833
Empresas Publicas de Medellin 4.375% 2/15/31 (Reg. S)		400,000	318,200
NiSource, Inc.:
2.95% 9/1/29		11,346,000	10,096,586
4.8% 2/15/44		550,000	506,433
5.95% 6/15/41		640,000	660,209
Puget Energy, Inc.:
2.379% 6/15/28		815,000	709,058
3.65% 5/15/25		824,000	796,358
4.1% 6/15/30		6,189,000	5,701,202
4.224% 3/15/32		5,488,000	5,056,002
San Diego Gas & Electric Co.:
1.7% 10/1/30		3,350,000	2,751,721
3.32% 4/15/50		910,000	709,882
3.6% 9/1/23		100,000	99,774
3.75% 6/1/47		860,000	725,422
Sempra Energy:
3.3% 4/1/25		2,200,000	2,141,238
4% 2/1/48		965,000	808,018
4.125% 4/1/52 (c)		3,845,000	3,230,521
WEC Energy Group, Inc.:
3 month U.S. LIBOR + 2.610% 5.0176% 5/15/67 (c)(g)		1,012,000	840,264
1.8% 10/15/30		825,000	667,026
			61,595,324

TOTAL UTILITIES			238,320,859

TOTAL NONCONVERTIBLE BONDS
(Cost $5,187,530,429)			4,592,832,129

U.S. Government and Government Agency Obligations - 9.2%
U.S. Government Agency Obligations - 0.2%
Fannie Mae:
0.5% 6/17/25		$1,685,000	$1,548,930
0.875% 8/5/30		815,000	671,008
1.625% 10/15/24		1,295,000	1,245,357
1.625% 1/7/25		310,000	297,293
2.5% 2/5/24		440,000	434,314
2.875% 9/12/23		505,000	501,277
6.625% 11/15/30		1,480,000	1,811,098
Federal Home Loan Bank:
1.04% 6/14/24		30,220,000	28,792,066
1.2% 12/23/24		31,205,000	29,568,175
1.61% 9/4/24		7,930,000	7,599,077
1.61% 9/4/24		7,925,000	7,594,286
3.25% 11/16/28		1,330,000	1,323,852
Freddie Mac:
0.375% 4/20/23		885,000	867,479
0.375% 5/5/23		3,065,000	3,001,066
6.25% 7/15/32		2,215,000	2,720,425
6.75% 3/15/31		2,085,000	2,585,706
Tennessee Valley Authority:
0.75% 5/15/25		845,000	782,739
1.5% 9/15/31		780,000	653,078
2.875% 2/1/27		1,060,000	1,034,077
5.25% 9/15/39		150,000	169,142
7.125% 5/1/30		460,000	570,387

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			93,770,832

U.S. Treasury Inflation-Protected Obligations - 0.0%
U.S. Treasury Inflation-Indexed Bonds 0.125% 2/15/52		5,703,215	4,471,666
U.S. Treasury Obligations - 9.0%
U.S. Treasury Bills, yield at date of purchase 2.15% to 2.41% 9/15/22 to 12/22/22		33,530,000	33,376,139
U.S. Treasury Bonds:
1.375% 11/15/40		46,514,600	32,723,748
1.375% 8/15/50		25,050,000	16,018,301
1.75% 8/15/41		49,465,200	36,751,098
1.875% 2/15/41		62,580,000	47,944,591
2% 11/15/41 (i)(j)		251,898,000	195,673,580
2% 2/15/50		22,390,000	16,935,936
2.25% 5/15/41		93,030,000	75,863,058
2.25% 2/15/52		71,600,000	57,190,500
2.375% 2/15/42		105,361,000	87,136,845
2.375% 5/15/51		423,397,000	348,574,811
2.5% 2/15/46		93,948,000	77,444,713
2.5% 5/15/46		33,680,000	27,753,109
2.875% 5/15/52		253,765,000	233,860,308
3% 8/15/52		42,445,000	40,236,534
3.125% 8/15/25		44,631,000	44,181,203
3.25% 5/15/42 (i)(j)(k)		7,710,000	7,375,097
3.375% 8/15/42		1,100,000	1,073,359
3.625% 8/15/43		32,563,100	32,720,828
6.25% 8/15/23		11,080,000	11,377,775
stripped coupon:
0% 2/15/29		120,000	96,739
0% 2/15/36		1,100,000	697,290
0% 11/15/36		1,975,000	1,218,213
0% 5/15/39		2,410,000	1,346,057
0% 8/15/39		8,745,000	4,864,374
0% 8/15/40		31,315,000	16,483,754
0% 2/15/41		1,890,000	974,581
0% 5/15/41		41,450,000	21,050,477
0% 8/15/41		1,840,000	918,565
0% 11/15/41		850,000	414,996
0% 5/15/42		2,635,000	1,266,616
0% 8/15/42		490,000	232,642
0% 11/15/42		1,280,000	596,813
0% 5/15/44		7,670,000	3,400,353
U.S. Treasury Notes:
0.125% 9/15/23		51,800,000	50,043,656
0.25% 9/30/25		49,715,000	45,050,335
0.375% 4/30/25		9,375,000	8,636,353
0.375% 1/31/26		8,470,000	7,624,654
0.5% 2/28/26		22,520,000	20,319,022
0.75% 3/31/26		79,770,000	72,481,639
0.75% 4/30/26		71,811,200	65,137,807
0.875% 6/30/26		41,590,000	37,762,420
0.875% 9/30/26 (i)(j)(k)		4,300,000	3,884,613
1.25% 11/30/26		207,200,000	189,588,000
1.25% 12/31/26		32,335,000	29,547,369
1.25% 4/30/28		288,000,000	256,713,751
1.5% 2/29/24		6,500,000	6,313,633
1.5% 1/31/27		121,000,000	111,650,860
1.5% 11/30/28		36,290,000	32,514,989
1.75% 3/15/25		26,460,000	25,345,785
2.125% 7/31/24		27,145,000	26,479,099
2.125% 5/15/25		22,900,000	22,090,449
2.5% 4/30/24		12,240,000	12,045,881
2.5% 5/31/24		29,075,000	28,594,581
2.625% 2/15/29		10,965,000	10,516,120
2.625% 7/31/29 (k)		32,296,000	30,958,744
2.75% 5/15/25		50,000	49,037
2.75% 7/31/27		150,750,000	146,710,370
2.75% 5/31/29		32,245,000	31,113,906
2.75% 8/15/32		80,260,000	77,425,819
2.875% 5/15/28		18,690,000	18,208,148
2.875% 4/30/29		40,122,000	39,015,511
2.875% 5/15/32		462,814,000	451,099,021
3% 6/30/24		42,775,000	42,404,060
3% 7/31/24		276,624,000	274,203,540
3% 7/15/25		24,025,000	23,704,041
3.125% 8/31/27		93,090,000	92,260,917
3.125% 11/15/28		14,283,500	14,102,167
3.125% 8/31/29		3,075,000	3,044,730
3.25% 8/31/24		253,575,000	252,485,419
3.25% 6/30/27		272,100,000	270,803,275

TOTAL U.S. TREASURY OBLIGATIONS			4,307,702,724

Other Government Related - 0.0%
Private Export Funding Corp. Secured:
1.4% 7/15/28		2,605,000	2,298,474
3.55% 1/15/24		755,000	755,033

TOTAL OTHER GOVERNMENT RELATED			3,053,507

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,678,523,967)			4,408,998,729

U.S. Government Agency - Mortgage Securities - 8.7%
Fannie Mae - 2.7%
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(g)		2,590	2,655
12 month U.S. LIBOR + 1.820% 2.293% 2/1/35 (c)(g)		24,112	24,456
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(g)		7,327	7,536
1.5% 11/1/40 to 11/1/51		46,517,012	38,653,559
2% 8/1/31 to 4/1/52 (l)		336,587,511	292,977,288
2.5% 6/1/28 to 5/1/52		361,080,426	327,299,997
3% 2/1/27 to 5/1/52 (i)(k)		291,463,511	272,188,959
3.5% 5/1/29 to 4/1/52 (i)(j)		103,679,003	100,265,420
4% 9/1/38 to 5/1/52		104,282,708	103,086,058
4.5% 6/1/24 to 7/1/52		63,547,964	64,211,521
5% 6/1/24 to 8/1/52		80,943,165	82,972,987
5.258% 8/1/41 (c)		229,150	235,930
5.5% 11/1/36 to 8/1/52		3,808,048	3,945,701
6% to 6% 2/1/34 to 1/1/42 (j)(k)		8,332,636	8,918,761
6.5% 2/1/36		1,257	1,375
6.645% 2/1/39 (c)		128,839	134,308

TOTAL FANNIE MAE			1,294,926,511

Freddie Mac - 1.4%
6 month U.S. LIBOR + 2.680% 3.655% 10/1/35 (c)(g)		2,421	2,515
1.5% 3/1/36 to 6/1/51		11,101,838	9,280,871
2% 1/1/32 to 4/1/52 (i)(k)		147,991,692	128,690,883
2.5% 3/1/28 to 8/1/52		185,558,338	167,284,656
3% 10/1/28 to 7/1/52 (l)		178,595,781	167,117,901
3.5% 2/1/29 to 5/1/52 (k)		135,974,254	131,945,998
3.5% 8/1/47		5,060,475	4,893,235
4% 1/1/36 to 8/1/52		66,747,571	65,948,848
4.5% 7/1/25 to 12/1/48		18,112,108	18,423,916
5% 10/1/33 to 6/1/52 (l)		6,885,291	7,061,771
6% 7/1/37 to 9/1/38		110,426	119,032
6.5% 9/1/39		287,242	316,845

TOTAL FREDDIE MAC			701,086,471

Ginnie Mae - 1.4%
3.5% 9/20/40 to 11/20/50		50,259,246	49,006,441
4.5% 5/15/39 to 3/20/49		14,242,763	14,536,172
5.5% 6/15/36 to 3/20/41		130,157	136,967
2% 3/20/51 to 12/20/51		16,862,560	14,966,008
2% 9/1/52 (l)		6,050,000	5,345,277
2% 9/1/52 (l)		4,200,000	3,710,771
2% 9/1/52 (l)		4,200,000	3,710,771
2% 9/1/52 (l)		6,050,000	5,345,277
2% 9/1/52 (l)		4,500,000	3,975,826
2% 9/1/52 (l)		6,500,000	5,742,859
2% 9/1/52 (l)		4,500,000	3,975,826
2% 9/1/52 (l)		6,500,000	5,742,859
2% 9/1/52 (l)		15,800,000	13,959,565
2% 9/1/52 (l)		8,700,000	7,686,596
2% 9/1/52 (l)		1,500,000	1,325,275
2% 9/1/52 (l)		8,750,000	7,730,772
2% 9/1/52 (l)		4,800,000	4,240,881
2% 9/1/52 (l)		3,850,000	3,401,540
2% 9/1/52 (l)		3,050,000	2,694,726
2% 9/1/52 (l)		7,000,000	6,184,618
2% 9/1/52 (l)		5,600,000	4,947,694
2% 9/1/52 (l)		900,000	795,165
2% 9/1/52 (l)		1,650,000	1,457,803
2% 9/1/52 (l)		4,750,000	4,196,705
2% 9/1/52 (l)		23,100,000	20,409,238
2% 10/1/52 (l)		6,000,000	5,299,929
2% 10/1/52 (l)		13,050,000	11,527,346
2% 10/1/52 (l)		4,200,000	3,709,950
2% 10/1/52 (l)		9,150,000	8,082,392
2% 10/1/52 (l)		12,000,000	10,599,858
2% 10/1/52 (l)		26,150,000	23,098,857
2.5% 8/20/46 to 8/20/51		29,038,804	26,635,067
2.5% 9/1/52 (l)		14,650,000	13,357,814
2.5% 9/1/52 (l)		7,300,000	6,656,112
2.5% 9/1/52 (l)		8,350,000	7,613,498
2.5% 9/1/52 (l)		4,200,000	3,829,544
2.5% 9/1/52 (l)		1,500,000	1,367,694
2.5% 9/1/52 (l)		4,000,000	3,647,185
2.5% 9/1/52 (l)		10,100,000	9,209,142
2.5% 9/1/52 (l)		15,775,000	14,383,585
2.5% 9/1/52 (l)		17,775,000	16,207,177
2.5% 9/1/52 (l)		4,200,000	3,829,544
2.5% 9/1/52 (l)		7,350,000	6,701,702
2.5% 9/1/52 (l)		3,950,000	3,601,595
2.5% 9/1/52 (l)		6,950,000	6,336,984
2.5% 9/1/52 (l)		4,475,000	4,080,288
2.5% 9/1/52 (l)		7,900,000	7,203,190
2.5% 9/1/52 (l)		6,250,000	5,698,726
2.5% 9/1/52 (l)		13,150,000	11,990,120
2.5% 9/1/52 (l)		700,000	638,257
2.5% 9/1/52 (l)		1,250,000	1,139,745
2.5% 10/1/52 (l)		15,500,000	14,128,602
2.5% 10/1/52 (l)		28,200,000	25,704,940
3% 8/20/42 to 9/20/51		63,237,202	59,914,152
3% 9/1/52 (l)		2,200,000	2,064,792
3% 9/1/52 (l)		6,050,000	5,678,177
3% 9/1/52 (l)		8,200,000	7,696,042
3% 9/1/52 (l)		4,100,000	3,848,021
3% 9/1/52 (l)		3,000,000	2,815,625
3% 9/1/52 (l)		1,500,000	1,407,813
3% 9/1/52 (l)		2,225,000	2,088,255
3% 9/1/52 (l)		6,125,000	5,748,568
3% 9/1/52 (l)		2,225,000	2,088,255
3% 9/1/52 (l)		6,125,000	5,748,568
3% 9/1/52 (l)		2,550,000	2,393,281
3% 9/1/52 (l)		7,050,000	6,616,719
3% 10/1/52 (l)		6,000,000	5,627,266
3% 10/1/52 (l)		2,200,000	2,063,331
3% 10/1/52 (l)		3,650,000	3,423,254
3% 10/1/52 (l)		10,000,000	9,378,777
3.5% 9/1/52 (l)		3,000,000	2,892,401
3.5% 9/1/52 (l)		1,000,000	964,134
3.5% 9/1/52 (l)		6,500,000	6,266,869
3.5% 9/1/52 (l)		8,650,000	8,339,757
4% 5/20/40 to 5/20/49		53,621,113	53,447,712
4% 10/1/52 (l)		2,000,000	1,967,217
4.5% 9/1/52 (l)		2,000,000	2,000,037
4.5% 9/1/52 (l)		500,000	500,009
5% 6/20/34 to 6/20/48		10,536,652	10,901,054
5% 9/1/52 (l)		6,600,000	6,686,956

TOTAL GINNIE MAE			674,071,517

Uniform Mortgage Backed Securities - 3.2%
1.5% 9/1/37 (l)		1,600,000	1,437,158
1.5% 9/1/37 (l)		3,200,000	2,874,316
1.5% 9/1/37 (l)		1,500,000	1,347,336
1.5% 10/1/37 (l)		350,000	314,419
1.5% 10/1/37 (l)		1,150,000	1,033,092
1.5% 10/1/37 (l)		500,000	449,170
1.5% 10/1/37 (l)		1,550,000	1,392,428
1.5% 9/1/52 (l)		11,050,000	9,053,278
1.5% 9/1/52 (l)		23,000,000	18,843,928
1.5% 9/1/52 (l)		3,550,000	2,908,519
1.5% 9/1/52 (l)		1,300,000	1,065,092
1.5% 9/1/52 (l)		6,400,000	5,243,528
1.5% 9/1/52 (l)		2,350,000	1,925,358
1.5% 9/1/52 (l)		3,050,000	2,498,869
1.5% 9/1/52 (l)		5,450,000	4,465,192
2% 9/1/37 (l)		3,600,000	3,317,232
2% 9/1/37 (l)		11,700,000	10,781,002
2% 9/1/37 (l)		1,000,000	921,453
2% 9/1/37 (l)		1,150,000	1,059,671
2% 9/1/37 (l)		2,500,000	2,303,633
2% 9/1/37 (l)		2,950,000	2,718,287
2% 9/1/37 (l)		1,250,000	1,151,817
2% 9/1/37 (l)		500,000	460,727
2% 9/1/37 (l)		1,450,000	1,336,107
2% 9/1/37 (l)		2,800,000	2,580,069
2% 9/1/37 (l)		1,400,000	1,290,034
2% 9/1/37 (l)		2,850,000	2,626,142
2% 9/1/37 (l)		1,550,000	1,428,252
2% 9/1/37 (l)		3,050,000	2,810,432
2% 9/1/37 (l)		2,900,000	2,672,214
2% 10/1/37 (l)		3,450,000	3,178,474
2% 10/1/37 (l)		2,400,000	2,211,113
2% 10/1/37 (l)		1,200,000	1,105,556
2% 10/1/37 (l)		1,200,000	1,105,556
2% 10/1/37 (l)		1,750,000	1,612,270
2% 10/1/37 (l)		1,750,000	1,612,270
2% 9/1/52 (l)		18,250,000	15,704,988
2% 9/1/52 (l)		11,700,000	10,068,403
2% 9/1/52 (l)		20,400,000	17,555,165
2% 9/1/52 (l)		6,875,000	5,916,263
2% 9/1/52 (l)		24,100,000	20,739,190
2% 9/1/52 (l)		18,325,000	15,769,529
2% 9/1/52 (l)		10,000,000	8,605,473
2% 9/1/52 (l)		24,450,000	21,040,381
2% 9/1/52 (l)		1,050,000	903,575
2% 9/1/52 (l)		1,000,000	860,547
2% 9/1/52 (l)		1,050,000	903,575
2% 9/1/52 (l)		1,700,000	1,462,930
2% 9/1/52 (l)		1,700,000	1,462,930
2% 9/1/52 (l)		1,700,000	1,462,930
2% 9/1/52 (l)		9,150,000	7,874,008
2% 9/1/52 (l)		5,400,000	4,646,955
2% 9/1/52 (l)		13,950,000	12,004,635
2% 9/1/52 (l)		8,200,000	7,056,488
2% 9/1/52 (l)		2,925,000	2,517,101
2% 9/1/52 (l)		4,450,000	3,829,435
2% 9/1/52 (l)		1,400,000	1,204,766
2% 9/1/52 (l)		2,600,000	2,237,423
2% 9/1/52 (l)		1,000,000	860,547
2% 9/1/52 (l)		8,300,000	7,142,543
2% 9/1/52 (l)		2,100,000	1,807,149
2% 9/1/52 (l)		1,000,000	860,547
2% 9/1/52 (l)		4,100,000	3,528,244
2% 9/1/52 (l)		30,650,000	26,375,775
2% 9/1/52 (l)		17,575,000	15,124,119
2% 9/1/52 (l)		17,900,000	15,403,797
2% 9/1/52 (l)		21,775,000	18,738,417
2% 10/1/52 (l)		26,100,000	22,454,167
2% 10/1/52 (l)		34,100,000	29,336,670
2% 10/1/52 (l)		12,600,000	10,839,943
2% 10/1/52 (l)		14,325,000	12,323,982
2% 10/1/52 (l)		16,700,000	14,367,225
2% 10/1/52 (l)		17,525,000	15,076,984
2% 10/1/52 (l)		15,275,000	13,141,280
2% 10/1/52 (l)		15,250,000	13,119,772
2% 10/1/52 (l)		29,350,000	25,250,184
2% 10/1/52 (l)		35,650,000	30,670,155
2% 10/1/52 (l)		23,450,000	20,174,338
2% 10/1/52 (l)		8,875,000	7,635,277
2% 10/1/52 (l)		6,875,000	5,914,651
2% 10/1/52 (l)		24,000,000	20,647,510
2% 10/1/52 (l)		12,425,000	10,689,388
2% 10/1/52 (l)		9,125,000	7,850,355
2% 10/1/52 (l)		22,700,000	19,529,103
2% 10/1/52 (l)		17,400,000	14,969,444
2.5% 9/1/37 (l)		3,050,000	2,884,155
2.5% 9/1/37 (l)		17,050,000	16,122,898
2.5% 9/1/37(l)		11,400,000	10,780,119
2.5% 9/1/37 (l)		2,050,000	1,938,530
2.5% 9/1/37 (l)		2,000,000	1,891,249
2.5% 9/1/37 (l)		11,350,000	10,732,838
2.5% 9/1/52 (l)		12,000,000	10,717,502
2.5% 9/1/52 (l)		15,950,000	14,245,347
2.5% 9/1/52 (l)		13,000,000	11,610,628
2.5% 9/1/52 (l)		2,100,000	1,875,563
2.5% 9/1/52 (l)		13,500,000	12,057,190
2.5% 9/1/52 (l)		16,550,000	14,781,222
2.5% 9/1/52 (l)		24,800,000	22,149,505
2.5% 9/1/52 (l)		8,800,000	7,859,502
2.5% 9/1/52 (l)		375,000	334,922
2.5% 9/1/52 (l)		2,000,000	1,786,250
2.5% 9/1/52 (l)		1,500,000	1,339,688
2.5% 10/1/52 (l)		11,175,000	9,975,873
2.5% 10/1/52 (l)		27,925,000	24,928,525
2.5% 10/1/52 (l)		21,825,000	19,483,081
2.5% 10/1/52 (l)		32,000,000	28,566,259
2.5% 10/1/52 (l)		10,650,000	9,507,208
2.5% 10/1/52 (l)		12,000,000	10,712,347
2.5% 10/1/52 (l)		8,250,000	7,364,739
2.5% 10/1/52 (l)		14,225,000	12,698,595
2.5% 10/1/52 (l)		6,950,000	6,204,234
2.5% 10/1/52 (l)		29,650,000	26,468,425
2.5% 10/1/52 (l)		16,400,000	14,640,208
2.5% 10/1/52 (l)		7,375,000	6,583,630
2.5% 10/1/52 (l)		8,075,000	7,208,517
3% 9/1/37 (l)		2,925,000	2,831,765
3% 9/1/37 (l)		800,000	774,500
3% 9/1/52 (l)		2,100,000	1,943,321
3% 9/1/52 (l)		4,750,000	4,395,607
3% 9/1/52 (l)		4,450,000	4,117,990
3% 9/1/52 (l)		600,000	555,235
3% 9/1/52 (l)		14,675,000	13,580,111
3% 9/1/52 (l)		6,500,000	6,015,041
3% 9/1/52 (l)		3,500,000	3,238,868
3% 10/1/52 (l)		11,475,000	10,611,689
3% 10/1/52 (l)		11,100,000	10,264,901
3% 10/1/52 (l)		24,850,000	22,980,433
3% 10/1/52 (l)		16,150,000	14,934,969
3% 10/1/52 (l)		24,000,000	22,194,382
3.5% 9/1/37 (l)		7,000,000	6,872,582
3.5% 10/1/37 (l)		3,000,000	2,942,111
3.5% 9/1/52 (l)		12,500,000	11,916,015
3.5% 9/1/52 (l)		12,000,000	11,439,374
3.5% 9/1/52 (l)		6,500,000	6,196,328
3.5% 9/1/52 (l)		6,000,000	5,719,687
3.5% 9/1/52 (l)		7,500,000	7,149,609
3.5% 9/1/52 (l)		7,500,000	7,149,609
3.5% 9/1/52 (l)		1,000,000	953,281
3.5% 9/1/52 (l)		13,950,000	13,298,273
3.5% 9/1/52 (l)		11,100,000	10,581,421
3.5% 9/1/52 (l)		2,500,000	2,383,203
3.5% 9/1/52 (l)		6,000,000	5,719,687
3.5% 9/1/52 (l)		7,000,000	6,672,968
3.5% 9/1/52 (l)		1,000,000	953,281
3.5% 9/1/52 (l)		1,100,000	1,048,609
3.5% 9/1/52 (l)		8,600,000	8,198,218
3.5% 9/1/52 (l)		12,500,000	11,916,015
3.5% 10/1/52 (l)		6,500,000	6,190,742
3.5% 10/1/52 (l)		6,000,000	5,714,531
3.5% 10/1/52 (l)		500,000	476,211
3.5% 10/1/52 (l)		15,000,000	14,286,329
3.5% 10/1/52 (l)		4,500,000	4,285,899
4% 9/1/37 (l)		7,500,000	7,470,995
4% 9/1/52 (l)		4,000,000	3,903,436
4% 9/1/52 (l)		8,000,000	7,806,871
4% 9/1/52 (l)		1,500,000	1,463,788
4% 9/1/52 (l)		4,000,000	3,903,436
4% 9/1/52 (l)		18,000,000	17,565,460
4% 9/1/52 (l)		10,000,000	9,758,589
4% 9/1/52 (l)		15,400,000	15,028,227
4% 9/1/52 (l)		15,375,000	15,003,831
4% 9/1/52 (l)		50,000	48,793
4% 9/1/52 (l)		11,500,000	11,222,377
4% 9/1/52 (l)		4,000,000	3,903,436
4% 9/1/52 (l)		2,400,000	2,342,061
4% 9/1/52 (l)		2,500,000	2,439,647
4.5% 9/1/52 (l)		9,500,000	9,441,370
4.5% 9/1/52 (l)		1,500,000	1,490,743
4.5% 9/1/52 (l)		15,700,000	15,603,106
4.5% 9/1/52 (l)		5,400,000	5,366,673
4.5% 9/1/52 (l)		38,700,000	38,461,159
4.5% 9/1/52 (l)		2,500,000	2,484,571
4.5% 9/1/52 (l)		7,000,000	6,956,799
4.5% 9/1/52 (l)		2,000,000	1,987,657
4.5% 9/1/52 (l)		2,000,000	1,987,657
4.5% 9/1/52 (l)		4,200,000	4,174,079
4.5% 10/1/52 (l)		3,900,000	3,870,599
4.5% 10/1/52 (l)		26,700,000	26,498,714
4.5% 10/1/52 (l)		6,000,000	5,954,767
4.5% 10/1/52 (l)		13,000,000	12,901,996
4.5% 10/1/52 (l)		9,000,000	8,932,151
4.5% 10/1/52 (l)		5,500,000	5,458,537
4.5% 10/1/52 (l)		2,500,000	2,481,153
4.5% 10/1/52 (l)		10,500,000	10,420,843
5% 9/1/52 (l)		3,100,000	3,128,095
5% 9/1/52 (l)		3,800,000	3,834,439
5% 9/1/52 (l)		200,000	201,813
5.5% 9/1/52 (l)		2,250,000	2,300,851
5.5% 9/1/52 (l)		1,150,000	1,175,991
5.5% 9/1/52 (l)		1,550,000	1,585,031
5.5% 9/1/52 (l)		800,000	818,080
5.5% 9/1/52 (l)		2,900,000	2,965,541
5.5% 9/1/52 (l)		1,100,000	1,124,861
5.5% 9/1/52 (l)		600,000	613,560
5.5% 9/1/52 (l)		550,000	562,430
5.5% 9/1/52 (l)		1,100,000	1,124,861

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			1,534,512,868

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,406,644,049)			4,204,597,367

Asset-Backed Securities - 2.2%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)		$2,548,166	$1,716,002
Series 2019-1 Class A, 3.844% 5/15/39 (b)		3,394,268	2,350,530
Series 2019-2:
Class A, 3.376% 10/16/39 (b)		6,818,315	4,987,911
Class B, 4.458% 10/16/39 (b)(e)		1,333,003	639,868
Series 2021-1A Class A, 2.95% 11/16/41 (b)		5,385,422	4,492,426
Accredited Mortgage Loan Trust Series 2006-1 Class M1, 1 month U.S. LIBOR + 0.330% 1.1383% 4/25/36 (c)(g)		2,414,000	2,178,291
Aegis Asset Backed Securities Trust Series 2005-5 Class M1, 1 month U.S. LIBOR + 0.640% 3.0887% 12/25/35 (g)		11,165,000	10,311,926
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)		2,167,485	2,152,192
AIG CLO LLC Series 2021-1A Class A1R, 3 month U.S. LIBOR + 1.120% 3.8299% 4/20/32 (b)(c)(g)		7,500,000	7,361,595
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 1/15/32 (b)(c)(g)		1,584,000	1,556,101
AIMCO CLO Series 2021-AA Class AR2, 3 month U.S. LIBOR + 1.140% 3.8803% 10/17/34 (b)(c)(g)		4,150,000	4,038,469
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 3.8703% 10/17/34 (b)(c)(g)		3,880,000	3,786,007
Allegro CLO X, Ltd. / Allegro CLO X LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.8599% 7/20/32 (b)(c)(g)		16,000,000	15,663,600
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (b)(c)(g)		5,071,000	4,971,771
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 3.8499% 7/20/34 (b)(c)(g)		4,673,000	4,533,628
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/16/27		5,300,000	5,279,873
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M3, 1 month U.S. LIBOR + 1.200% 3.6437% 11/25/34 (c)(g)		3,108,480	2,953,098
Anchorage Capital CLO 17, Ltd. Series 2021-17A Class A1, 3 month U.S. LIBOR + 1.170% 3.682% 7/15/34 (b)(c)(g)		10,500,000	10,200,078
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)		2,105,992	1,739,676
Class B, 4.335% 1/16/40 (b)		398,355	174,269
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.832% 10/15/32 (b)(c)(g)		7,102,000	6,983,411
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 3.642% 7/15/34 (b)(c)(g)		5,889,000	5,757,764
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 3.6579% 1/15/35 (b)(c)(g)		7,506,000	7,245,227
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 3.9903% 4/17/33 (b)(c)(g)		15,169,000	14,852,165
Argent Securities, Inc. pass-thru certificates Series 2005-W5 Class A2D, 1 month U.S. LIBOR + 0.640% 3.0837% 1/25/36 (c)(g)		2,620,208	2,432,407
ArrowMark Colorado Holdings LLC Series 2021-3A Class A1R, 3 month U.S. LIBOR + 1.210% 3.993% 1/25/35 (b)(c)(g)		9,500,000	9,155,150
Atlas Senior Loan Fund XVI, Ltd. / Atlas Senior Loan Fund XVI LLC Series 2021-16A Class A, 3 month U.S. LIBOR + 1.270% 3.9799% 1/20/34 (b)(c)(g)		2,000,000	1,944,642
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 10/15/36 (b)(c)(g)		3,908,000	3,817,131
Bain Capital Credit CLO, Ltd. Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.100% 3.8403% 10/17/32 (b)(c)(g)		7,500,000	7,344,248
Balboa Bay Loan Funding Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.120% 3.8299% 1/20/32 (b)(c)(g)		10,000,000	9,824,100
Battalion CLO X Ltd. / Battalion CLO X LLC Series 2021-10A Class A1R2, 3 month U.S. LIBOR + 1.170% 3.953% 1/25/35 (b)(c)(g)		12,000,000	11,674,704
Battalion CLO XI Ltd. / Battalion CLO XI LLC Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.150% 3.933% 4/24/34 (b)(c)(g)		22,750,000	22,110,384
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 3.7808% 1/17/35 (b)(c)(g)		7,708,000	7,473,654
Bellemeade Re Ltd. Series 2021-1A:
Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.750% 3.9332% 3/25/31 (b)(c)(g)		3,126,928	3,128,938
Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 5.1332% 3/25/31 (b)(c)(g)		2,140,000	2,097,721
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3.642% 1/15/35 (b)(c)(g)		5,907,000	5,759,768
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		7,356,322	6,501,253
Class AA, 2.487% 12/16/41 (b)(c)		793,841	741,309
Series 2021-1A Class A, 2.443% 7/15/46 (b)		7,631,910	6,463,221
BlackRock Rainier CLO VI, Ltd. / BlackRock Rainier CLO VI LLC Series 2021-6A Class A, 3 month U.S. LIBOR + 1.700% 4.4099% 4/20/33 (b)(c)(g)		8,500,000	8,244,006
BlueMountain CLO XXVIII, Ltd. / BlueMountain CLO XXVIII LLC Series 2021-28A Class A, 3 month U.S. LIBOR + 1.260% 3.772% 4/15/34 (b)(c)(g)		3,000,000	2,928,720
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 3.502% 4/15/29 (b)(c)(g)		8,094,093	8,007,543
CarMax Auto Owner Trust Series 2021-1 Class D, 1.28% 7/15/27		200,000	182,726
Carrington Mortgage Loan Trust Series 2005-FRE1:
Class M1, 1 month U.S. LIBOR + 0.700% 3.1487% 12/25/35 (c)(g)		1,080,801	1,082,171
Class M2, 1 month U.S. LIBOR + 0.730% 3.1787% 12/25/35 (g)		10,000,000	9,558,531
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)		5,553,917	4,958,371
Class B, 5.095% 4/15/39 (b)		2,927,377	2,319,125
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		3,566,088	3,205,408
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 3.8099% 10/20/32 (b)(c)(g)		4,327,000	4,249,439
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 3.7973% 4/20/35 (b)(c)(g)		7,060,000	6,871,639
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 3.913% 10/25/34 (b)(c)(g)		3,624,000	3,518,574
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 3.8799% 10/20/34 (b)(c)(g)		5,895,000	5,720,095
Chase Auto Credit Linked Notes Series 2021-3 Class E, 2.102% 2/26/29 (b)		483,228	463,180
CIFC Funding Ltd. Series 2021-7A Class B, 3 month U.S. LIBOR + 1.600% 4.383% 1/23/35 (b)(c)(g)		7,600,000	7,279,774
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.7937% 10/25/37 (b)(c)(g)		688,890	686,642
Citibank Credit Card Issuance Trust:
Series 2018-A3 Class A3, 3.29% 5/23/25		700,000	697,538
Series 2018-A7 Class A7, 3.96% 10/13/30		2,500,000	2,507,592
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 4.197% 7/24/34 (b)(c)(g)		7,340,000	7,203,704
CoreVest American Finance Trust Series 2020-2 Class B, 4.244% 5/15/52 (b)		3,200,000	3,046,209
Crestline Denali CLO XVII, LLC Series 2018-1A Class AR, 3 month U.S. LIBOR + 1.060% 3.572% 10/15/31 (b)(c)(g)		25,000,000	24,500,325
Crown Point CLO, Ltd. / Crown Point CLO LLC Series 2021-11A Class A, 3 month U.S. LIBOR + 1.120% 3.8603% 1/17/34 (b)(c)(g)		1,000,000	977,435
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)		6,982,960	6,555,659
Discover Card Execution Note Trust Series 2022-A3 Class A3, 3.56% 7/15/27		6,200,000	6,150,211
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.204% 4/20/35 (b)(c)(g)		4,007,000	3,872,044
Dryden CLO, Ltd. Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (b)(c)(g)		3,910,000	3,818,221
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 3.9203% 4/17/33 (b)(c)(g)		5,400,000	5,289,467
Series 2021-72A Class BR, 3 month U.S. LIBOR + 1.650% 4.5551% 5/15/32 (b)(c)(g)		6,000,000	5,787,360
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 10/15/35 (b)(c)(g)		5,160,000	5,036,010
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 4.114% 2/20/35 (b)(c)(g)		3,054,000	2,971,081
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 4/15/31 (b)(c)(g)		2,460,000	2,413,235
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 1/15/35 (b)(c)(g)		6,200,000	6,063,247
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 3.762% 1/15/34 (b)(c)(g)		7,240,000	7,089,994
ECMC Group Student Loan Trust Series 2021-1A Class A1B, 1 month U.S. LIBOR + 0.570% 3.0137% 11/25/70 (b)(c)(g)		922,114	894,507
EFS Volunteer No. 2 LLC Series 2012-1 Class A2, 1 month U.S. LIBOR + 1.350% 3.7937% 3/25/36 (b)(c)(g)		1,021,183	1,011,378
Elevation CLO, Ltd. Series 2021-13A Class A1, 3 month U.S. LIBOR + 1.190% 3.702% 7/15/34 (b)(c)(g)		8,500,000	8,208,705
Elmwood CLO II Ltd. Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 3.8599% 4/20/34 (b)(c)(g)		35,000,000	34,198,640
Encore Credit Receivables Trust Series 2005-4 Class M4, 1 month U.S. LIBOR + 0.900% 3.3437% 1/25/36 (c)(g)		4,800,000	4,602,784
Enterprise Fleet Financing LLC:
Series 2021-1 Class A2, 0.44% 12/21/26 (b)		4,023,587	3,894,446
Series 2022-3 Class A2, 4.38% 7/20/29 (b)		2,969,000	2,968,021
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 3.8476% 7/19/34 (b)(c)(g)		4,210,000	4,089,106
Class AR, 3 month U.S. LIBOR + 1.080% 4.0016% 11/16/34 (b)(c)(g)		5,750,000	5,615,410
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 4.284% 11/20/33 (b)(c)(g)		7,413,000	7,260,411
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (b)		10,300,000	10,213,081
Series 2020-2 Class A, 1.06% 4/15/33 (b)		3,200,000	2,902,429
Series 2021-1 Class C, 1.91% 10/17/33 (b)		1,190,000	1,062,346
Greywolf CLO II, Ltd. Series 2021-1A Class A1SR, 3 month U.S. LIBOR + 1.140% 3.652% 4/15/34 (b)(c)(g)		35,000,000	34,055,665
Henley CLO IV DAC Series 2021-4A Class A, 3 month EURIBOR + 0.900% 1.045% 4/25/34 (b)(c)(g)	EUR	2,000,000	1,942,994
Home Re, Ltd.:
Series 2021-1:
Class M1A, 1 month U.S. LIBOR + 1.050% 3.4937% 7/25/33 (b)(c)(g)		18,781	18,770
Class M1B, 1 month U.S. LIBOR + 1.550% 3.9937% 7/25/33 (b)(c)(g)		165,000	164,088
Class M1C, 1 month U.S. LIBOR + 2.300% 4.7437% 7/25/33 (b)(c)(g)		745,000	721,132
Series 2021-2:
Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.600% 3.7832% 1/25/34 (b)(c)(g)		665,000	654,127
Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.800% 4.9832% 1/25/34 (b)(c)(g)		990,000	942,948
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		3,263,189	2,839,485
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)		3,881,332	3,380,624
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 1A1, 1 month U.S. LIBOR + 0.140% 2.5837% 1/25/37 (c)(g)		2,618,429	2,042,583
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 3.889% 10/22/34 (b)(c)(g)		4,148,000	4,022,739
Invesco Euro CLO I DAC Series 2021-1A Class A1R, 3 month EURIBOR + 0.650% 0.65% 7/15/31 (b)(c)(g)	EUR	10,000,000	9,711,857
Jamestown CLO XIV Ltd. Series 2021-14A:
Class A1AR, 3 month U.S. LIBOR + 1.200% 3.9099% 10/20/34 (b)(c)(g)		13,000,000	12,675,572
Class A2R, 3 month U.S. LIBOR + 1.750% 4.4599% 10/20/34 (b)(c)(g)		10,600,000	10,144,211
JMP Credit Advisors CLO IV, Ltd. / JMP Credit Advisors CLO IV LLC Series 2019-1A Class AR, 3 month U.S. LIBOR + 1.280% 4.0203% 7/17/29 (b)(c)(g)		1,493,337	1,479,224
JPMorgan Chase Bank NA - CACLN Series 2021-2 Class E, 2.28% 12/26/28 (b)		608,263	587,860
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.0223% 4/15/35 (b)(c)(g)		9,327,000	9,011,645
KKR Financial CLO Ltd. Series 2021-33A Class A, 3 month U.S. LIBOR + 1.170% 3.8799% 7/20/34 (b)(c)(g)		13,000,000	12,644,879
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)		6,383,000	6,358,400
LCM XXIV Ltd. / LCM XXIV LLC Series 2021-24A Class AR, 3 month U.S. LIBOR + 0.980% 3.6899% 3/20/30 (b)(c)(g)		7,500,000	7,405,208
Lendmark Funding Trust Series 2021-1A:
Class A, 1.9% 11/20/31 (b)		4,200,000	3,642,189
Class B, 2.47% 11/20/31 (b)		150,000	123,265
Logan CLO I, Ltd. / Logan CLO I LLC Series 2021-1A Class A, 3 month U.S. LIBOR + 1.160% 3.8699% 7/20/34 (b)(c)(g)		12,500,000	12,237,263
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 3.859% 1/22/35 (b)(c)(g)		6,180,000	6,008,190
Madison Park Funding Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.140% 3.8803% 1/18/34 (b)(c)(g)		4,500,000	4,420,121
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 3.632% 7/15/34 (b)(c)(g)		4,233,000	4,120,301
Madison Park Funding XVII, Ltd. Series 2021-17A Class AR2, 3 month U.S. LIBOR + 1.000% 3.7317% 7/21/30 (b)(c)(g)		7,000,000	6,914,355
Madison Park Funding XXXIV, Ltd. Series 2021-34A Class AR, 3 month U.S. LIBOR + 1.120% 3.903% 4/25/32 (b)(c)(g)		20,000,000	19,705,020
Madison Park Funding XXXVIII, Ltd. Series 2021-38A Class A, 3 month U.S. LIBOR + 1.120% 3.8603% 7/17/34 (b)(c)(g)		12,500,000	12,207,100
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 3.8499% 10/20/34 (b)(c)(g)		1,417,000	1,384,545
Magnetite VII Ltd. Series 2018-7A Class A1R2, 3 month U.S. LIBOR + 0.800% 3.312% 1/15/28 (b)(c)(g)		6,391,642	6,329,426
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 3.913% 1/25/35 (b)(c)(g)		4,904,000	4,784,264
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)		2,489,205	2,452,770
Series 2022-1A Class A, 1.36% 4/15/32 (b)		2,647,563	2,593,871
MASTR Asset Backed Securities Trust:
Series 2005-NC2 Class A4, 1 month U.S. LIBOR + 0.700% 3.1437% 11/25/35 (c)(g)		9,977,607	5,940,156
Series 2005-WF1 Class M7, 1 month U.S. LIBOR + 1.720% 4.1687% 6/25/35 (c)(g)		1,816,559	1,814,182
MDPK Series 2021-48A Class A, 3 month U.S. LIBOR + 1.150% 3.8876% 4/19/33 (b)(c)(g)		5,000,000	4,916,160
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)		1,250,918	1,231,189
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 3.7799% 10/20/30 (b)(c)(g)		8,353,000	8,220,764
Morgan Stanley ABS Capital I Trust:
Series 2006-HE4 Class A4, 1 month U.S. LIBOR + 0.480% 2.9237% 6/25/36 (g)		3,699,101	2,111,024
Series 2007-NC3 Class A2D, 1 month U.S. LIBOR + 0.260% 2.7037% 5/25/37 (c)(g)		2,204,932	1,704,493
Nationstar Home Equity Loan Trust Series 2006-B Class M2, 1 month U.S. LIBOR + 0.360% 2.8037% 9/25/36 (c)(g)		8,141,000	7,648,953
Navient Private Education Refi Loan Trust Series 2021-A Class B, 2.24% 5/15/69 (b)		100,000	82,296
Navient Student Loan Trust:
Series 2015-1 Class A2, 1 month U.S. LIBOR + 0.600% 3.0437% 4/25/40 (c)(g)		2,616,376	2,533,018
Series 2016-2A Class A3, 1 month U.S. LIBOR + 1.500% 3.9437% 6/25/65 (b)(c)(g)		1,403,679	1,398,798
Series 2017-3A Class A3, 1 month U.S. LIBOR + 1.050% 3.4937% 7/26/66 (b)(c)(g)		9,093,000	9,019,504
Nelnet Student Loan Trust Series 2013-1 Class A6, 3 month U.S. LIBOR + 0.450% 3.4077% 8/23/36 (b)(c)(g)		7,138,918	6,917,573
Newcastle Mortgage Securities Trust Series 2007-1 Class 2A3, 1 month U.S. LIBOR + 0.230% 2.6737% 4/25/37 (g)		2,676,815	2,629,479
Northwoods Capital XV, Ltd. Series 2021-15A Class A1R, 3 month U.S. LIBOR + 1.210% 3.2734% 6/20/34 (b)(c)(g)		23,750,000	22,954,803
Oak Hill Credit Partners X-R, Ltd. Series 2021-10RA, Class BR, 3 month U.S. LIBOR + 1.550% 4.2599% 4/20/34 (b)(c)(g)		2,000,000	1,915,938
OCP CLO Ltd. / OCP CLO LLC Series 2021-18A Class AR, 3 month U.S. LIBOR + 1.090% 3.7999% 7/20/32 (b)(c)(g)		18,000,000	17,607,852
Octagon Investment Partners 20-R, Ltd. Series 2021-4A Class BR, 3 month U.S. LIBOR + 1.700% 4.6227% 5/12/31 (b)(c)(g)		2,500,000	2,407,848
Octagon Investment Partners 31, Ltd. / Octagon Investment Partners 31 LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.050% 3.7599% 7/20/30 (b)(c)(g)		3,000,000	2,963,559
Oportun Funding XIV, LLC Series 2021-A:
Class A, 1.21% 3/8/28 (b)		800,000	746,196
Class B, 1.76% 3/8/28 (b)		400,000	368,737
Oportun Funding, LLC Series 2020-1 Class B, 3.45% 5/15/24 (b)		362,555	362,186
Palmer Square CLO, Ltd. Series 2021-1A Class A1, 3 month U.S. LIBOR + 1.190% 3.8999% 4/20/34 (b)(c)(g)		6,000,000	5,882,148
Park Avenue Institutional Advisers CLO Ltd. / Park Avenue Institutional Advisers CLO LLC Series 2021-1A Class A1AR, 3 month U.S. LIBOR + 1.000% 3.7099% 10/20/31 (b)(c)(g)		12,750,000	12,516,063
Park Avenue Institutional Advisers CLO, Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 1.240% 4.1451% 2/14/34 (b)(c)(g)		2,000,000	1,947,680
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3.8399% 10/20/34 (b)(c)(g)		5,651,000	5,528,571
PennyMac Mortgage Investment Trust Series 2018-FT1 Class A, 1 month U.S. LIBOR + 2.350% 4.7937% 4/25/23 (b)(c)(g)		300,000	293,040
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)		6,059,625	5,168,066
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)		4,674,285	4,206,225
Class A2II, 4.008% 12/5/51 (b)		4,177,530	3,467,275
PMT Credit Risk Transfer Trust Series 2021-1R Class A, 1 month U.S. LIBOR + 2.900% 5.3437% 2/27/24 (b)(c)(g)		3,232,243	3,158,906
Progress Residential Trust:
Series 2021-SFR11 Class E1, 3.378% 1/17/39 (b)		4,000,000	3,326,831
Series 2021-SFR3 Class F, 3.436% 5/17/26 (b)		1,500,000	1,319,319
Series 2021-SFR8 Class F, 3.181% 10/17/38 (b)		4,000,000	3,457,787
Recette CLO, Ltd. Series 2021-1A Class ARR, 3 month U.S. LIBOR + 1.080% 3.7899% 4/20/34 (b)(c)(g)		4,700,000	4,546,691
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 3.8299% 4/20/34 (b)(c)(g)		7,250,000	7,092,552
Romark CLO-IV Ltd. / Romark CLO-IV LLC Series 2021-4A Class A1, 3 month U.S. LIBOR + 1.170% 3.5976% 7/10/34 (b)(c)(g)		13,250,000	12,901,803
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 3.6679% 1/15/37 (b)(c)(g)		7,731,000	7,486,971
Santander Drive Auto Receivables Trust Series 2021-1 Class D, 1.13% 11/16/26		2,800,000	2,685,365
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)		6,006,156	5,207,332
Class B, 4.335% 3/15/40 (b)		665,815	432,216
Saratoga Investment Corp. CLO, Ltd. / Saratoga Investment Corp. CLO, Inc. Series 2021-1A Class AR3, 3 month U.S. LIBOR + 1.320% 4.0299% 4/20/33 (b)(c)(g)		12,000,000	11,824,752
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)		8,004,000	7,651,689
1.884% 7/15/50 (b)		2,753,000	2,480,792
2.328% 7/15/52 (b)		2,105,000	1,835,939
Securitized Asset Backed Receivables LLC Trust Series 2006-CB5 Class A3, 1 month U.S. LIBOR + 0.280% 2.7237% 6/25/36 (c)(g)		2,403,831	1,663,763
Sixth Street CLO XVII, Ltd. / Sixth Street CLO XVII LLC Series 2021-17A Class A, 3 month U.S. LIBOR + 1.240% 3.9499% 1/20/34 (b)(c)(g)		5,000,000	4,909,240
SLM Student Loan Trust Series 2014-14 Class A7, 3 month U.S. LIBOR + 0.600% 3.383% 10/25/65 (b)(c)(g)		4,000,000	3,878,469
Sound Point CLO VII-R, Ltd. Series 2021-3RA Class A1R, 3 month U.S. LIBOR + 1.070% 3.853% 10/23/31 (b)(c)(g)		10,250,000	10,030,906
Soundview Home Loan Trust Series 2007-NS1 Class A4, 1 month U.S. LIBOR + 0.300% 2.7437% 1/25/37 (c)(g)		7,309,000	6,987,555
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)		1,491,250	1,285,026
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 4.032% 7/20/30 (b)(c)(g)		1,217,000	1,205,974
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.6326% 4/23/35 (b)(c)(g)		7,640,000	7,347,319
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 3.7003% 4/16/31 (b)(c)(g)		2,730,000	2,687,491
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 3.572% 7/15/32 (b)(c)(g)		768,000	752,170
TCW CLO, Ltd. / TCW CLO, LLC Series 2021-1A Class A1RR, 3 month U.S. LIBOR + 1.160% 3.8699% 4/20/34 (b)(c)(g)		5,500,000	5,406,709
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3037% 9/25/34 (c)(g)		3,408	3,418
TH MSR Issuer Trust Series 2019-FT1 Class A, 1 month U.S. LIBOR + 2.800% 5.059% 6/25/24 (b)(c)(g)		1,250,000	1,206,994
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)		8,302,908	7,289,501
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)		9,132,634	7,832,932
Towd Point Mortgage Trust:
Series 2019-1 Class A1, 3.6794% 3/25/58 (b)(c)		1,369,581	1,320,231
Series 2019-MH1 Class A1, 3% 11/25/58 (b)		3,114,711	3,065,378
Series 2020-4 Class A1, 1.75% 10/25/60 (b)		2,125,834	1,940,655
Tralee CLO VII Ltd. / Tralee CLO VII LLC Series 2021-7A Class A1, 3 month U.S. LIBOR + 1.320% 4.103% 4/25/34 (b)(c)(g)		12,000,000	11,763,876
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)		147,096	145,867
Series 2021-2 Class A, 0.91% 6/20/31 (b)		3,304,235	3,231,004
Series 2021-3 Class A, 0.83% 7/20/31 (b)		5,835,316	5,661,633
Series 2021-4 Class A, 0.84% 9/20/31 (b)		6,140,483	5,904,480
3.12% 3/20/32 (b)		4,270,782	4,140,451
Venture 43 CLO, Ltd. Series 2021-43A Class A1, 3 month U.S. LIBOR + 1.240% 3.752% 4/15/34 (b)(c)(g)		15,200,000	14,716,610
VOLT XCIV LLC Series 2021-NPL3 Class A1, 2.2395% 2/27/51 (b)		17,151,589	16,325,582
Volt Xcv LLC Series 2021-NPL4 Class A1, 2.2396% 3/27/51 (b)		2,165,820	2,063,415
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.9799% 7/20/32 (b)(c)(g)		8,868,000	8,711,648
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 3.8976% 7/19/34 (b)(c)(g)		15,930,000	15,518,098
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (b)(c)(g)		7,430,000	7,224,806
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.8903% 7/16/34 (b)(c)(g)		3,924,000	3,815,125
TOTAL ASSET-BACKED SECURITIES
(Cost $1,118,873,286)			1,072,246,786

Collateralized Mortgage Obligations - 0.7%
Private Sponsor - 0.6%
Ajax Mortgage Loan Trust:
sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (b)		1,706,152	1,504,838
Series 2022-B Class A1, 3.5% 3/27/62 (b)		13,611,150	12,961,949
Alternative Loan Trust floater Series 2007-OH3 Class A1B, 1 month U.S. LIBOR + 0.440% 2.8837% 9/25/47 (g)		1,922,944	1,763,725
BCAP LLC Trust sequential payer Series 2010-RR4 Class 31A6, 6.1973% 1/26/37 (b)(c)		3,406,634	2,779,963
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)		5,107,832	4,815,092
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)		2,780,130	2,666,650
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)		7,986,568	7,442,707
BVEBO sequential payer Series 2022-3 Class A, 3.242% 5/29/52 (b)		12,343,781	12,241,912
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)		4,636,601	4,538,821
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)		3,928,912	3,764,931
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)		3,019,463	2,953,787
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)		3,567,242	3,405,298
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)		4,550,590	4,440,372
Central Park Funding Trust floater Series 2021-2 Class PT, 1 month U.S. LIBOR + 3.000% 5.346% 10/27/22 (b)(c)(g)		14,695,844	14,525,356
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)		8,217,789	7,987,863
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)		1,965,349	1,936,575
CIM Trust:
sequential payer:
Series 2021-R1 Class A2, 2.4% 8/25/56 (b)		6,415,252	5,804,413
Series 2021-R3 Class A1A, 1.951% 6/25/57 (b)		8,244,904	7,502,153
Series 2021-R4 Class A1A, 2% 5/1/61 (b)		8,389,323	7,571,077
Series 2022-R2 Class A1, 3.75% 12/25/61 (b)(c)		2,562,422	2,446,095
Series 2021-R5 Class A1A, 2% 8/25/61 (b)(c)		7,274,479	6,387,180
Citigroup Mortgage Loan Trust Series 2005-9 Class 22A1, 6% 11/25/35		1,268,018	1,164,254
COLT Trust sequential payer Series 2021-RPL1 Class A1, 1.6654% 9/25/61 (b)		3,927,474	3,627,493
Connecticut Avenue Securities floater Series 2022-R03 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 6.250% 8.4332% 3/25/42 (b)(c)(g)		130,000	133,756
Connecticut Avenue Securities Trust floater Series 2020-R01 Class 1M2, 1 month U.S. LIBOR + 2.050% 4.4937% 1/25/40 (b)(c)(g)		371,763	371,436
Credit Suisse Mortgage Trust Series 2021-RP11 Class PT, 3.759% 10/25/61 (b)(c)		8,478,629	7,121,321
CSMC floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.819% 5/27/37 (b)(c)(g)		206,260	202,190
CSMC Trust:
sequential payer:
Series 2020-RPL2 Class A12, 3.4356% 2/25/60 (b)(c)		635,804	609,632
Series 2020-RPL3 Class A1, 2.691% 3/25/60 (b)(c)		5,470,849	5,296,978
Series 2020-RPL4 Class A1, 2% 1/25/60 (b)		2,006,648	1,809,631
Series 2022-RPL1 Class A1, 4.15% 4/25/61 (b)(c)		7,988,862	7,535,399
Series 2022-RPL3 Class A1, 3.6131% 3/25/61 (b)		12,919,727	12,552,260
Series 2022-RPL1 Class PT, 4.2723% 4/25/61 (b)(c)		9,701,524	9,236,280
CWALT, Inc. Series 2005-13CB Class A8, 5.5% 5/25/35		2,005,235	1,732,014
Eagle Re Ltd. floater Series 2021-1:
Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.150% 4.3332% 10/25/33 (b)(c)(g)		1,125,000	1,125,961
Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.700% 4.8832% 10/25/33 (b)(c)(g)		1,735,000	1,729,314
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)		8,624,030	8,428,658
GMAC Mortgage Loan Trust Series 2005-AR6 Class 2A1, 3.0789% 11/19/35 (c)		1,701,848	1,411,626
GSR Mortgage Loan Trust floater Series 2006-OA1 Class 1A1, 1 month U.S. LIBOR + 0.440% 2.8837% 8/25/46 (c)(g)		18,153,965	4,894,979
J.P. Morgan Mortgage Trust Series 2021-13 Class A3, 2.5% 4/25/52 (b)		13,194,483	11,311,692
Legacy Mortgage Asset Trust sequential payer:
Series 2020-GS2 Class A1, 2.75% 3/25/60 (b)(c)		13,303,459	12,685,910
Series 2021-SL1 Class A, 1.991% 9/25/60 (b)		970,099	951,997
Merrill Lynch Mortgage Investors Trust floater Series 2006-A2 Class 1A, 1 month U.S. LIBOR + 0.180% 2.6237% 2/25/36 (g)		6,096,004	3,999,357
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)		1,159,427	1,127,272
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)		2,134,632	2,051,692
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)		4,680,522	4,363,365
NMLT Trust Series 2021-INV3 2.2769% 11/25/56 (b)		6,280,207	5,997,651
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)		4,594,874	4,263,739
Preston Ridge Partners Mortgage Trust:
Series 2021-1 Class A1, 2.115% 1/25/26 (b)		7,910,038	7,527,290
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)		2,031,925	1,870,207
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)		2,638,192	2,379,629
PRET LLC sequential payer Series 2022-RN2 Class A1, 5% 6/25/52 (b)		9,735,287	9,230,566
RALI Trust:
Series 2006-QS4 Class A4, 6% 4/25/36		1,550,145	1,272,395
Series 2007-QS3 Class A5, 6.25% 2/25/37		2,480,912	2,065,818
Series 2007-QS8 Class A5, 6% 6/25/37		927,488	773,811
Retiro Mortgage Securities floater Series 2021-1A Class A1, 2.000% x 3 month EURIBOR 2.238% 7/30/75 (b)(c)(g)	EUR	1,147,744	1,140,276
RMF Buyout Issuance Trust:
sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)		3,138,336	3,084,221
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)		1,599,636	1,522,980
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (c)(g)		793	727
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 3.0837% 9/25/43 (c)(g)		1,386,340	1,323,369
WaMu Mortgage pass-thru certificates floater Series 2005-AR2 Class 2A1B, 1 month U.S. LIBOR + 0.740% 3.1837% 1/25/45 (g)		1,260,641	1,230,516

TOTAL PRIVATE SPONSOR			268,598,419

U.S. Government Agency - 0.1%
Fannie Mae:
floater Series 2022-R04 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 5.250% 7.4332% 3/25/42 (b)(c)(g)		240,000	238,700
planned amortization class Series 2012-149:
Class DA, 1.75% 1/25/43		651,008	604,701
Class GA, 1.75% 6/25/42		700,297	649,136
Series 2005-79 Class ZC, 5.9% 9/25/35		187,434	195,524
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 4.1013% 8/25/37 (c)(m)(n)		614,059	79,193
Series 2010-135 Class ZA, 4.5% 12/25/40		339,323	356,976
Series 2010-150 Class ZC, 4.75% 1/25/41		558,525	577,449
Series 2010-95 Class ZC, 5% 9/25/40		1,293,582	1,350,296
Series 2011-4 Class PZ, 5% 2/25/41		181,704	183,581
Series 2012-100 Class WI, 3% 9/25/27 (m)		263,944	14,382
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.2063% 12/25/30 (c)(m)(n)		41,071	633
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.1063% 6/25/41 (c)(m)(n)		29,524	554
Series 2013-133 Class IB, 3% 4/25/32 (m)		101,416	3,600
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.6063% 1/25/44 (c)(m)(n)		86,787	10,393
Series 2013-44 Class DJ, 1.85% 5/25/33		6,312,838	5,849,033
Series 2013-51 Class GI, 3% 10/25/32 (m)		454,775	30,063
Series 2015-42 Class IL, 6% 6/25/45 (m)		597,952	109,308
Series 2015-70 Class JC, 3% 10/25/45		490,222	473,990
Series 2017-30 Class AI, 5.5% 5/25/47 (m)		346,220	64,866
Freddie Mac:
planned amortization class:
Series 2020-4960 Class PB, 1.5% 10/25/49		2,496,166	2,160,040
Series 4135 Class AB, 1.75% 6/15/42		525,902	490,573
sequential payer Series 3871 Class KB, 5.5% 6/15/41		435,220	459,867
Series 2017-4683 Class LM, 3% 5/15/47		739,858	714,303
Series 2933 Class ZM, 5.75% 2/15/35		391,921	415,704
Series 2996 Class ZD, 5.5% 6/15/35		255,477	267,100
Series 3237 Class C, 5.5% 11/15/36		338,317	348,322
Series 3980 Class EP, 5% 1/15/42		1,778,251	1,836,675
Series 4055 Class BI, 3.5% 5/15/31 (m)		107,593	3,766
Series 4149 Class IO, 3% 1/15/33 (m)		242,242	20,908
Series 4314 Class AI, 5% 3/15/34 (m)		37,385	1,477
Series 4427 Class LI, 3.5% 2/15/34 (m)		288,452	21,893
Series 4471 Class PA 4% 12/15/40		249,574	247,667
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		501,818	503,711
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		1,938,625	1,905,153
Freddie Mac STACR REMIC Trust floater:
Series 2019-DNA4 Class B1, 1 month U.S. LIBOR + 2.700% 5.1437% 10/25/49 (b)(c)(g)		9,700,000	9,415,149
Series 2020-DNA6 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 5.1832% 12/25/50 (b)(c)(g)		3,910,000	3,686,218
Series 2021-DNA2 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.400% 5.5832% 8/25/33 (b)(c)(g)		4,380,000	4,119,894
Series 2021-HQA1:
Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 5.1832% 8/25/33 (b)(c)(g)		2,700,000	2,430,607
Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.250% 4.4332% 8/25/33 (b)(c)(g)		3,900,000	3,752,465
Freddie Mac. STACR REMIC Trust floater Series 2020-DNA1 Class B1, 1 month U.S. LIBOR + 2.300% 4.7437% 1/25/50 (b)(c)(g)		6,600,000	6,180,123
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 2.1776% 12/20/60 (c)(g)(o)		739,721	733,466
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.3476% 9/20/61 (c)(g)(o)		2,882,496	2,867,483
Series 2012-H18 Class NA, 1 month U.S. LIBOR + 0.520% 2.3176% 8/20/62 (c)(g)(o)		431,957	430,063
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.4476% 5/20/61 (c)(g)(o)		4,832	4,813
Series 2013-H19 Class FC, 1 month U.S. LIBOR + 0.600% 2.3976% 8/20/63 (c)(g)(o)		979,551	976,329
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 2.8681% 10/20/49 (c)(g)		264,387	264,475
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 2.8181% 2/20/49 (c)(g)		1,261,913	1,270,180
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.2637% 12/20/40 (c)(n)		514,074	468,163
Series 2016-69 Class WA, 3% 2/20/46		319,580	305,866
Series 2017-134 Class BA, 2.5% 11/20/46		766,950	730,058
sequential payer:
Series 2010-160 Class DY, 4% 12/20/40		1,056,768	1,032,446
Series 2010-170 Class B, 4% 12/20/40		235,996	230,666
Series 2017-139 Class BA, 3% 9/20/47		3,178,330	3,039,470
Series 2010-116 Class QB, 4% 9/16/40		1,770,665	1,758,359
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.5631% 2/16/40 (c)(m)(n)		322,973	25,740
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.7319% 7/20/41 (c)(m)(n)		78,052	8,362
Series 2013-149 Class MA, 2.5% 5/20/40		899,340	871,885
Series 2015-H13 Class HA, 2.5% 8/20/64 (o)		6,650	6,357
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 3.2% 8/20/66 (c)(g)(o)		1,888,198	1,876,058

TOTAL U.S. GOVERNMENT AGENCY			66,674,232

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $343,469,323)			335,272,651

Commercial Mortgage Securities - 2.2%
20 Times Square Trust 2018-20Ts Series 2018-20TS Class F, 3.2032% 5/15/35 (b)(c)		2,310,559	2,201,142
3650R Commercial Mortgage Trust sequential payer Series 2021-PF1 Class A4, 2.253% 11/15/54		4,200,000	3,589,633
Arbor Multifamily Mortgage Securities Trust sequential payer Series 2021-MF2 Class A4, 2.2515% 6/15/54 (b)		9,500,000	7,930,040
Ashford Hospitality Trust floater Series 2018-ASHF Class A, 1 month U.S. LIBOR + 0.900% 3.291% 4/15/35 (b)(c)(g)		3,546,916	3,452,960
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 3.458% 1/15/39 (b)(c)(g)		4,172,000	4,070,920
Class B, CME Term SOFR 1 Month Index + 1.550% 3.858% 1/15/39 (b)(c)(g)		789,000	765,699
Class C, CME Term SOFR 1 Month Index + 2.150% 4.458% 1/15/39 (b)(c)(g)		562,000	541,928
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)		6,500,000	6,065,600
Class ANM, 3.112% 11/5/32 (b)		4,963,000	4,623,267
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)		1,113,000	998,252
Class CNM, 3.8425% 11/5/32 (b)(c)		461,000	392,953
BANK:
sequential payer:
Series 2019-BN21:
Class A4, 2.6% 10/17/52		4,400,000	3,956,004
Class A5, 2.851% 10/17/52		838,000	758,254
Series 2020-BN28 Class A3, 1.584% 3/15/63		9,000,000	7,370,599
Series 2021-BN31 Class A3, 1.771% 2/15/54		2,000,000	1,645,754
Series 2021-BN32 Class A4, 2.349% 4/15/54		20,000,000	17,269,202
Series 2021-BN33 Class A4, 2.27% 5/15/64		9,000,000	7,707,368
Series 2021-BN35 Class A5, 2.285% 6/15/64		2,200,000	1,860,385
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (c)		3,300,000	3,330,058
Series 2022-BNK43 Class A5, 4.399% 8/15/55		4,500,000	4,509,923
Series 2020-BN25 Class XB, 0.5325% 1/15/63 (c)(m)		5,200,000	136,622
Series 2021-BN31 Class XB, 0.9773% 2/15/54 (c)(m)		7,000,000	397,452
Series 2021-BN33 Class XA, 1.1727% 5/15/64 (c)(m)		8,976,967	564,967
Series 2021-BN34 Class XB, 0.6266% 6/15/63 (c)(m)		171,794,000	6,257,339
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.600% 3.0437% 11/25/35 (b)(c)(g)		16,633	15,223
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 3.0287% 1/25/36 (b)(c)(g)		41,486	37,883
Class M1, 1 month U.S. LIBOR + 0.670% 3.1187% 1/25/36 (b)(c)(g)		13,391	12,147
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.400% 2.8487% 12/25/36 (b)(c)(g)		87,167	80,106
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.7137% 3/25/37 (b)(c)(g)		22,833	20,934
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.7137% 7/25/37 (b)(c)(g)		67,927	60,167
Class A2, 1 month U.S. LIBOR + 0.320% 2.7637% 7/25/37 (b)(c)(g)		63,598	58,323
Class M1, 1 month U.S. LIBOR + 0.370% 2.8137% 7/25/37 (b)(c)(g)		21,647	20,252
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.7337% 7/25/37 (b)(c)(g)		23,320	21,043
Class M1, 1 month U.S. LIBOR + 0.310% 2.7537% 7/25/37 (b)(c)(g)		12,358	11,783
Class M2, 1 month U.S. LIBOR + 0.340% 2.7837% 7/25/37 (b)(c)(g)		13,218	12,525
Class M3, 1 month U.S. LIBOR + 0.370% 2.8137% 7/25/37 (b)(c)(g)		21,171	18,741
Class M4, 1 month U.S. LIBOR + 0.500% 2.9437% 7/25/37 (b)(c)(g)		33,422	29,507
Class M5, 1 month U.S. LIBOR + 0.600% 3.0437% 7/25/37 (b)(c)(g)		15,025	18,203
BBCMS Mortgage Trust:
sequential payer:
Series 2019-C4 Class A4, 2.661% 8/15/52		4,000,000	3,605,104
Series 2021-C9 Class A4, 2.021% 2/15/54		10,000,000	8,387,173
Series 2022-C16 Class A5, 4.6% 6/15/55		4,400,000	4,455,704
Benchmark Commercial Mortgage Trust Series 2018-B3 Class A3, 3.746% 4/10/51		1,700,000	1,665,865
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51		949,000	933,155
Series 2019-B10 Class A4, 3.717% 3/15/62		1,673,000	1,601,205
Series 2019-B13 Class A4, 2.952% 8/15/57		7,629,000	6,930,863
Series 2020-B18 Class A4, 1.672% 7/15/53		10,000,000	8,278,158
Series 2020-B19:
Class A3, 1.787% 9/15/53		5,800,000	5,185,575
Class A4, 1.546% 9/15/53		12,500,000	10,447,704
Series 2020-B22 Class A4, 1.685% 1/15/54		3,175,000	2,617,557
Series 2021-B23 Class A4A1, 1.823% 2/15/54		2,000,000	1,653,882
Series 2021-B24:
Class A4, 2.2638% 3/15/54		17,600,000	15,037,475
Class A5, 2.5843% 3/15/54		1,200,000	1,043,181
Series 2021-B26 Class A4, 2.295% 6/15/54		8,800,000	7,582,049
Series 2021-B28 Class A5, 2.2237% 8/15/54		640,000	536,615
Series 2022-B36 Class A5, 4.4699% 7/15/55		6,000,000	6,005,107
Series 2019-B12 Class XA, 1.1787% 8/15/52 (c)(m)		38,882,982	1,755,718
Series 2019-B14 Class XA, 0.9053% 12/15/62 (c)(m)		22,746,458	788,620
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 4.441% 11/15/28 (b)(c)(g)		7,501,000	7,420,847
BHMS floater Series 2018-ATLS Class A, 1 month U.S. LIBOR + 1.250% 3.641% 7/15/35 (b)(c)(g)		10,931,821	10,604,753
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 3.141% 9/15/26 (b)(c)(g)		8,921,000	8,481,056
BMO Mortgage Trust sequential payer Series 2022-C1 Class A4, 3.119% 2/15/55		6,200,000	5,545,937
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 4.2054% 4/15/37 (b)(c)(g)		15,784,000	15,547,213
Class B, CME Term SOFR 1 Month Index + 2.440% 4.7544% 4/15/37 (b)(c)(g)		4,626,000	4,539,182
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP Class E, 1 month U.S. LIBOR + 2.820% 5.211% 12/15/38 (b)(c)(g)		10,350,000	9,703,123
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 3.0811% 10/15/36 (b)(c)(g)		8,026,000	7,732,772
Class B, 1 month U.S. LIBOR + 0.890% 3.2908% 10/15/36 (b)(c)(g)		1,201,000	1,135,305
Class C, 1 month U.S. LIBOR + 1.090% 3.4906% 10/15/36 (b)(c)(g)		1,607,000	1,512,199
Class D, 1 month U.S. LIBOR + 1.290% 3.6903% 10/15/36 (b)(c)(g)		1,560,000	1,452,673
Class E, 1 month U.S. LIBOR + 1.940% 4.3395% 10/15/36 (b)(c)(g)		5,425,000	5,101,167
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 3.0433% 5/15/38 (b)(c)(g)		5,200,000	5,021,121
Series 2022-CSMO:
Class A, CME Term SOFR 1 Month Index + 2.110% 4.4222% 6/15/27 (b)(c)(g)		6,438,000	6,389,716
Class B, CME Term SOFR 1 Month Index + 3.140% 5.4481% 6/15/27 (b)(c)(g)		3,795,000	3,761,598
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 3.3099% 2/15/39 (b)(c)(g)		9,711,780	9,388,916
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 3.267% 11/15/32 (b)(c)(g)		2,389,891	2,348,070
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 3.4796% 9/15/37 (b)(c)(g)		531,769	529,166
Class B, 1 month U.S. LIBOR + 1.320% 3.717% 9/15/37 (b)(c)(g)		3,430,000	3,396,302
Class D, 1 month U.S. LIBOR + 2.620% 5.017% 9/15/37 (b)(c)(g)		1,952,300	1,709,879
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.691% 4/15/34 (b)(c)(g)		4,464,000	4,285,442
Class C, 1 month U.S. LIBOR + 1.600% 3.991% 4/15/34 (b)(c)(g)		2,952,000	2,833,920
Class D, 1 month U.S. LIBOR + 1.900% 4.291% 4/15/34 (b)(c)(g)		3,099,000	2,951,799
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 3.471% 10/15/36 (b)(c)(g)		3,409,350	3,349,689
Class C, 1 month U.S. LIBOR + 1.250% 3.641% 10/15/36 (b)(c)(g)		4,286,550	4,200,819
Class D, 1 month U.S. LIBOR + 1.450% 3.841% 10/15/36 (b)(c)(g)		6,070,700	5,934,104
Class E, 1 month U.S. LIBOR + 1.800% 4.191% 10/15/36 (b)(c)(g)		8,530,600	8,296,014
Class G, 1 month U.S. LIBOR + 2.300% 4.691% 10/15/36 (b)(c)(g)		15,725,000	15,148,457
Class J, 1 month U.S. LIBOR + 2.650% 5.041% 10/15/36 (b)(c)(g)		6,162,500	5,893,926
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 3.242% 11/15/38 (b)(c)(g)		7,885,000	7,628,723
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 3.0269% 10/15/26 (b)(c)(g)		7,377,000	7,063,488
Series 2021-SOAR Class F, 4.742% 6/15/38 (b)(c)		3,969,927	3,672,184
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 3.7877% 4/15/37 (b)(c)(g)		7,812,000	7,677,102
Class B, CME Term SOFR 1 Month Index + 1.940% 4.2367% 4/15/37 (b)(c)(g)		3,983,000	3,860,543
Class C, CME Term SOFR 1 Month Index + 2.290% 4.5867% 4/15/37 (b)(c)(g)		899,000	871,900
Class D, CME Term SOFR 1 Month Index + 2.830% 5.1357% 4/15/37 (b)(c)(g)		752,000	724,223
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 3.091% 1/15/34 (b)(c)(g)		3,562,000	3,455,138
Series 2021-SOAR Class A, 3.062% 6/15/38 (b)(c)		8,356,696	8,071,532
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.391% 4/15/34 (b)(c)(g)		7,500,000	7,321,504
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 3.311% 10/15/36 (b)(c)(g)		14,741,382	14,565,950
BXMT, Ltd. floater Series 2020-FL3 Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.400% 3.497% 11/15/37 (b)(g)		20,100,000	19,820,564
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class D, CME Term SOFR 1 Month Index + 3.180% 5.496% 3/15/35 (b)(c)(g)		8,167,000	7,840,315
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 3.461% 12/15/37 (b)(c)(g)		3,800,000	3,752,493
Camb Commercial Mortgage Trust sequential payer Series 2021-CX2 Class A, 2.7% 11/10/46 (b)		7,800,000	6,649,120
CD Commercial Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/50		2,500,000	2,423,131
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)		16,966,720	15,418,341
Class A2, 1.99% 7/15/60 (b)		6,706,008	5,748,993
Series 2021-1A Class A1, 1.53% 3/15/61 (b)		8,632,323	7,627,920
CFCRE Mortgage Trust sequential payer Series 2016-C6 Class A2, 2.95% 11/10/49		939,742	881,562
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 3.341% 11/15/36 (b)(c)(g)		3,687,000	3,613,263
Class B, 1 month U.S. LIBOR + 1.250% 3.641% 11/15/36 (b)(c)(g)		1,400,000	1,368,500
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 3.511% 6/15/34 (b)(c)(g)		13,951,649	13,709,753
Class B, 1 month U.S. LIBOR + 1.500% 3.891% 6/15/34 (b)(c)(g)		2,103,119	2,040,446
Class C, 1 month U.S. LIBOR + 1.750% 4.141% 6/15/34 (b)(c)(g)		2,376,058	2,282,898
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 4.692% 8/15/36 (b)(c)(g)		321,333	305,245
Class D, 1 month U.S. LIBOR + 3.050% 5.442% 8/15/36 (b)(c)(g)		1,070,250	1,007,669
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC37 Class A3, 3.05% 4/10/49		2,802,356	2,666,711
Series 2013-GC17 Class A/S, 4.544% 11/10/46		2,300,000	2,274,692
Series 2014-GC25 Class A/S, 4.017% 10/10/47		1,183,000	1,152,306
Series 2015-GC29 Class XA, 1.157% 4/10/48 (c)(m)		29,058,750	615,691
Series 2015-GC33:
Class AAB, 3.522% 9/10/58		620,659	611,887
Class XA, 1.0285% 9/10/58 (c)(m)		17,635,517	378,576
Series 2016-C2 Class A3, 2.575% 8/10/49		2,800,000	2,612,501
Series 2016-GC36 Class A4, 3.349% 2/10/49		2,500,000	2,401,050
Series 2016-P6 Class XA, 0.703% 12/10/49 (c)(m)		12,659,783	245,450
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)		1,700,000	1,679,409
Series 2014-CR18 Class A5, 3.828% 7/15/47		1,610,000	1,585,846
Series 2016-COR1 Class A3, 2.826% 10/10/49		7,520,414	7,031,007
Series 2013-LC13 Class AM, 4.557% 8/10/46 (b)		1,000,000	991,719
Series 2014-CR17 Class XA, 1.1127% 5/10/47 (c)(m)		17,517,366	204,972
Series 2014-CR20 Class XA, 1.1301% 11/10/47 (c)(m)		15,859,986	243,647
Series 2014-LC17 Class XA, 0.8174% 10/10/47 (c)(m)		31,196,448	342,537
Series 2014-UBS6:
Class A5, 3.644% 12/10/47		3,900,000	3,817,967
Class XA, 0.9997% 12/10/47 (c)(m)		9,689,148	144,521
Series 2015-CR23 Class A3, 3.23% 5/10/48		2,500,000	2,428,408
Series 2015-CR24 Class A4, 3.432% 8/10/48		954,103	925,800
Series 2015-PC1 Class A4, 3.62% 7/10/50		807,315	792,387
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 3.371% 5/15/36 (b)(c)(g)		6,693,000	6,616,802
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)		2,205,313	2,050,846
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)		5,237,000	5,053,395
Class B, 4.5349% 4/15/36 (b)		1,543,000	1,476,201
Class C, 4.9414% 4/15/36 (b)(c)		1,033,000	983,400
Class D, 4.9414% 4/15/36 (b)(c)		2,066,000	1,927,609
CSAIL Commercial Mortgage Trust:
sequential payer Series 2021-C20 Class A2, 2.4862% 3/15/54		16,000,000	14,074,154
Series 2016-C7 Class A4, 3.21% 11/15/49		3,186,022	3,044,996
CSMC Commercial Mortgage Trust sequential payer Series 2016-NXSR Class A4, 3.7948% 12/15/49		2,000,000	1,932,357
CSMC Trust sequential payer Series 2014-U.S.A. Class A2, 3.953% 9/15/37 (b)		2,001,000	1,874,413
DOLP Trust sequential payer Series 2021-NYC Class A, 2.956% 5/10/41 (b)		13,500,000	11,437,563
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 3.093% 11/15/38 (b)(c)(g)		10,980,000	10,589,828
Class B, 1 month U.S. LIBOR + 1.120% 3.5122% 11/15/38 (b)(c)(g)		975,000	937,169
Class F, 1 month U.S. LIBOR + 2.660% 5.059% 11/15/38 (b)(c)(g)		1,000,000	944,300
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 3.472% 7/15/38 (b)(c)(g)		4,837,229	4,739,320
Class B, 1 month U.S. LIBOR + 1.380% 3.772% 7/15/38 (b)(c)(g)		2,092,124	2,034,593
Class C, 1 month U.S. LIBOR + 1.700% 4.092% 7/15/38 (b)(c)(g)		1,542,507	1,496,231
Class D, 1 month U.S. LIBOR + 2.250% 4.642% 7/15/38 (b)(c)(g)		3,116,818	3,017,387
Freddie Mac:
floater:
Series 2021-F114 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 1.7749% 5/25/31 (c)(g)		21,659,615	21,295,538
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.180% 1.7349% 8/25/28 (c)(g)		5,605,431	5,507,293
floater sequential payer Series 2021-KF124 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 1.7749% 10/25/31 (c)(g)		21,951,000	21,534,603
sequential payer:
Series 2021-K136 Class A2, 2.127% 11/25/31		500,000	435,584
Series 2022-K141 Class A2, 2.25% 2/25/32		4,800,000	4,219,469
Series 2022-K142 Class A2, 2.4% 3/25/32		3,280,000	2,919,186
Series 2022-K144 Class A2, 2.45% 4/25/32		14,100,000	12,594,313
Series 2022-K145 Class A2, 2.58% 6/25/55		10,300,000	9,301,772
Series 2022-K146 Class A2, 2.92% 6/25/32		3,400,000	3,162,679
Series 2022-K147 Class A2, 3% 6/25/32		6,570,000	6,153,202
Series 2019-K095 Class X1, 1.0839% 6/25/29 (c)(m)		13,929,438	728,164
Series 2020-K106 Class X1, 1.4771% 1/25/30 (c)(m)		60,706,423	4,819,319
Series 2021-K124 Class X1, 0.8113% 12/25/30 (c)(m)		6,487,390	305,199
Series 2021-K741 Class X1, 0.6565% 12/25/27 (c)(m)		140,759,121	3,565,963
Series 2022-K150 Class A2, 3.71% 11/25/32		2,600,000	2,573,178
FREMF Mortgage Trust floater Series 2018-KSW4 Class B, 1 month U.S. LIBOR + 2.450% 4.8123% 10/25/28 (c)		5,804,759	5,548,526
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
Series 2020-193 Class AC, 1.25% 9/16/62		1,495,379	1,233,296
Series 2021-14 Class AB, 1.34% 6/16/63		1,794,638	1,446,834
Series 2021-2 Class AH, 1.5% 6/16/63		4,217,662	3,518,072
Series 2021-21 Class AH, 1.4% 6/16/63		2,960,451	2,412,690
Series 2021-31 Class B, 1.25% 1/16/61		3,095,691	2,471,861
Greystone Commercial Capital Trust floater Series 2021-3 Class A, 1 month U.S. LIBOR + 2.230% 4.6097% 8/1/23 (b)(c)(g)		7,000,000	6,881,222
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 4.091% 9/15/31 (b)(c)(g)		9,773,249	9,815,298
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.49% 10/15/31 (b)(c)(g)		4,013,000	3,974,549
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 3.341% 10/15/36 (b)(c)(g)		4,720,000	4,492,108
Class B, 1 month U.S. LIBOR + 1.150% 3.541% 10/15/36 (b)(c)(g)		730,000	687,775
Class C, 1 month U.S. LIBOR + 1.550% 3.941% 10/15/36 (b)(c)(g)		601,000	565,407
Series 2021-RENT Class C, 1 month U.S. LIBOR + 1.550% 3.9181% 11/21/35 (b)(c)(g)		3,488,852	3,366,839
sequential payer:
Series 2014-GC18 Class A3, 3.801% 1/10/47		646,567	638,434
Series 2015-GS1 Class A3, 3.734% 11/10/48		13,884,000	13,510,044
Series 2020-GSA2 Class A4, 1.721% 12/12/53		4,940,000	4,053,133
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)		11,476,873	11,435,983
Series 2015-GC30 Class A3, 3.119% 5/10/50		1,883,924	1,827,501
Series 2015-GC34 Class XA, 1.3729% 10/10/48 (c)(m)		5,484,372	163,193
Series 2019-GC40 Class A3, 2.904% 7/10/52		2,000,000	1,825,975
Series 2021-RENT Class D, 1 month U.S. LIBOR + 1.850% 4.2181% 11/21/35 (b)(c)(g)		2,152,696	2,060,759
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 4.7386% 8/15/37 (b)(c)(g)		7,042,000	7,002,564
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 2.9039% 4/15/37 (b)(c)(g)		4,800,000	4,559,981
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C21 Class A4, 3.4927% 8/15/47		1,578,825	1,550,051
Series 2015-C29 Class A3A2, 3.3423% 5/15/48 (b)		1,611,241	1,548,176
Series 2013-C14 Class A/S, 4.4093% 8/15/46		3,088,000	3,073,256
Series 2014-C19 Class XA, 0.7866% 4/15/47 (c)(m)		2,664,709	22,767
Series 2015-C30 Class A4, 3.5508% 7/15/48		1,319,082	1,282,446
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (b)		750,000	746,705
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 3.391% 9/15/29 (b)(c)(g)		5,421,952	5,346,212
sequential payer Series 2013-LC11 Class A5, 2.9599% 4/15/46		1,800,000	1,779,503
Series 2013-C10 Class A/S, 3.3715% 12/15/47		1,600,000	1,585,404
Series 2013-C16 Class A/S, 4.5169% 12/15/46		560,000	554,569
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)		2,700,000	2,665,764
Class CFX, 4.9498% 7/5/33 (b)		919,000	902,780
Class DFX, 5.3503% 7/5/33 (b)		1,414,000	1,387,262
Class EFX, 5.5422% 7/5/33 (b)		1,934,000	1,873,678
Class XAFX, 1.2948% 7/5/33 (b)(c)(m)		10,000,000	66,464
Series 2019-COR4 Class A3, 3.7629% 3/10/52		5,400,000	5,146,749
Series 2021-MHC Class XCP, 1.4212% 4/15/38 (b)(c)(m)		164,060,500	1,433,315
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 3.6027% 5/15/39 (b)(c)(g)		11,620,000	11,401,529
Class B, CME Term SOFR 1 Month Index + 1.790% 4.1013% 5/15/39 (b)(c)(g)		6,596,000	6,453,790
Class C, CME Term SOFR 1 Month Index + 2.090% 4.4005% 5/15/39 (b)(c)(g)		3,893,000	3,776,198
Class D, CME Term SOFR 1 Month Index + 2.540% 4.8493% 5/15/39 (b)(c)(g)		3,460,000	3,330,247
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 3.091% 3/15/38 (b)(c)(g)		9,466,986	9,164,521
Class B, 1 month U.S. LIBOR + 0.880% 3.271% 3/15/38 (b)(c)(g)		1,643,526	1,582,879
Class C, 1 month U.S. LIBOR + 1.100% 3.491% 3/15/38 (b)(c)(g)		1,034,085	995,307
MBRT floater Series 2019-MBR Class A, 1 month U.S. LIBOR + 1.100% 3.491% 11/15/36 (b)(c)(g)		6,000,000	5,906,393
MHC Commercial Mortgage Trust:
floater Series 2021-MHC Class E, 1 month U.S. LIBOR + 2.100% 4.492% 4/15/38 (b)(c)(g)		5,425,000	5,154,282
floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 3.192% 4/15/38 (b)(c)(g)		10,550,692	10,246,815
Morgan Stanley BAML Trust:
sequential payer:
Series 2015-C21 Class A3, 3.077% 3/15/48		3,546,097	3,372,703
Series 2016-C28 Class A3, 3.272% 1/15/49		3,302,603	3,151,468
Series 2016-C29 Class ASB, 3.14% 5/15/49		387,518	378,648
Series 2015-C25:
Class A4, 3.372% 10/15/48		2,800,000	2,711,298
Class XA, 1.1955% 10/15/48 (c)(m)		9,569,423	218,215
Series 2015-C26 Class A4, 3.252% 10/15/48		3,200,000	3,095,844
Series 2016-C32 Class A3, 3.459% 12/15/49		4,836,809	4,660,787
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 3.241% 8/15/33 (b)(c)(g)		5,783,749	5,723,294
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 3.341% 12/15/36 (b)(c)(g)		5,200,000	5,054,152
sequential payer:
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)		13,482,000	12,628,259
Series 2021-L6 Class A3, 2.196% 6/15/54		7,000,000	5,828,311
Series 2015-UBS8 Class A3, 3.54% 12/15/48		2,869,119	2,755,129
Series 2016-UB12 Class A3, 3.337% 12/15/49		1,966,999	1,872,690
Series 2018-H4 Class A4, 4.31% 12/15/51		3,237,000	3,176,108
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)		1,558,000	1,435,538
Class C, 3.283% 11/10/36 (b)(c)		1,495,000	1,349,108
Class D, 3.283% 11/10/36 (b)(c)		2,340,000	2,068,371
Series 2021-L6 Class XA, 1.3474% 6/15/54 (c)(m)		12,565,212	856,999
MRCD Mortgage Trust Series 2019-PARK Class J, 4.25% 12/15/36 (b)		7,104,000	6,195,452
MTN Commercial Mortgage Trust floater Series 2022-LPFL Class F, CME Term SOFR 1 Month Index + 4.280% 6.5965% 3/15/39 (b)(c)(g)		7,000,000	6,713,925
ONE Mortgage Trust floater Series 2021-PARK Class E, 1 month U.S. LIBOR + 1.750% 4.141% 3/15/36 (b)(c)(g)		5,759,000	5,326,024
Prima Capital Ltd. floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 4.1681% 12/15/37 (b)(c)(g)		2,053,000	2,019,578
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 3.192% 4/15/36 (b)(c)(g)		1,900,000	1,846,896
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE:
Class A1, 3.872% 1/5/43 (b)(c)		740,000	581,409
Class A2A, 3.659% 1/5/43 (b)(c)		9,930,000	7,865,844
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 4.3074% 2/15/39 (b)(c)(g)		1,890,000	1,809,294
Class C, CME Term SOFR 1 Month Index + 2.650% 4.9574% 2/15/39 (b)(c)(g)		983,000	940,108
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 2.9676% 7/15/36 (b)(c)(g)		3,180,000	3,057,688
Series 2021-IND Class A, 1 month U.S. LIBOR + 0.700% 3.091% 10/15/38 (b)(c)(g)		5,800,000	5,567,998
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 3.1218% 11/15/38 (b)(c)(g)		9,194,000	8,859,940
Class B, 1 month U.S. LIBOR + 1.070% 3.4708% 11/15/38 (b)(c)(g)		4,235,000	4,044,420
Class C, 1 month U.S. LIBOR + 1.320% 3.72% 11/15/38 (b)(c)(g)		2,630,000	2,505,073
Class D, 1 month U.S. LIBOR + 1.570% 3.9692% 11/15/38 (b)(c)(g)		1,728,000	1,637,280
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C12:
Class A2, 4.1519% 8/15/51		7,649,811	7,568,377
Class A5, 4.2962% 8/15/51		3,000,000	2,965,590
Series 2017-C1 Class A3, 3.283% 11/15/50		5,500,000	5,179,199
Series 2017-C7 Class XA, 1.1575% 12/15/50 (c)(m)		16,846,757	626,674
Series 2018-C11 Class A3, 4.3124% 6/15/51		4,100,000	4,069,476
Series 2018-C13 Class A3, 4.0694% 10/15/51		6,000,000	5,860,733
Series 2018-C9 Class ASB, 4.09% 3/15/51		3,300,000	3,258,654
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.1904% 4/10/46 (b)(c)(g)		4,379,586	4,371,233
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)		3,760,000	3,072,442
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)		300,000	241,984
Class X, 0.5162% 10/10/42 (b)(c)(m)		8,700,000	247,850
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 3.591% 5/15/31 (b)(c)(g)		4,470,000	4,260,473
sequential payer:
Series 2015-C29 Class ASB, 3.4% 6/15/48		792,321	779,908
Series 2016-C34 Class A4, 3.096% 6/15/49		6,124,000	5,800,664
Series 2016-LC24 Class A3, 2.684% 10/15/49		2,962,969	2,779,101
Series 2021-C59 Class A4, 2.343% 4/15/54		5,000,000	4,250,549
Series 2021-C61 Class A3, 2.406% 11/15/54		7,300,000	6,189,445
Series 2015-C31 Class XA, 1.1096% 11/15/48(c)(m)		6,399,032	154,698
Series 2017-C42 Class XA, 1.0144% 12/15/50 (c)(m)		35,107,731	1,289,079
Series 2018-C46 Class XA, 1.1007% 8/15/51 (c)(m)		15,003,940	477,590
Series 2018-C48 Class A5, 4.302% 1/15/52		3,181,000	3,138,438
WF-RBS Commercial Mortgage Trust:
Series 2012-C9 Class A/S, 3.388% 11/15/45		188,361	188,059
Series 2014-C24 Class XA, 0.9882% 11/15/47 (c)(m)		5,996,964	85,388
Series 2014-LC14 Class XA, 1.4192% 3/15/47 (c)(m)		7,479,120	92,648
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,147,370,710)			1,078,159,852

Municipal Securities - 0.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49		3,265,000	3,994,677
California Gen. Oblig. Series 2009, 7.5% 4/1/34		205,000	261,684
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50		45,000	53,543
Dallas Fort Worth Int'l. Arpt. Rev. Series 2022 A, 4.087% 11/1/51		1,010,000	932,165
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35		75,000	83,310
Illinois Gen. Oblig.:
Series 2003:		$	$
4.95% 6/1/23		2,089,091	2,098,925
5.1% 6/1/33		22,850,000	22,740,699
Series 2010-1, 6.63% 2/1/35		3,845,000	4,072,932
Series 2010-3:
6.725% 4/1/35		2,510,000	2,671,524
7.35% 7/1/35		4,322,500	4,743,572
Jobsohio Beverage Sys. Statewide Series 2020 A, 2.833% 1/1/38		325,000	270,272
Los Angeles Dept. Arpt. Rev. Series C:
2.063% 5/15/34		500,000	384,095
2.163% 5/15/35		500,000	380,197
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39		190,000	217,938
Los Angeles Unified School District:
Series 2010 RY, 6.758% 7/1/34		570,000	665,240
Series KRY, 5.75% 7/1/34		1,535,000	1,673,354
Louisiana Gas & Fuel Tax Rev. Series 2022 A, 2.952% 5/1/41		5,270,000	4,267,969
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40		150,000	168,266
Michigan Fin. Auth. Rev. Series 2019 T, 3.384% 12/1/40		545,000	457,680
Michigan State Univ. Revs. Series 2022 A, 4.165% 8/15/22		2,810,000	2,297,824
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)		9,315,000	10,321,303
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40		1,845,000	2,408,190
Series 2010 A, 7.102% 1/1/41		855,000	1,080,353
Series 2021 B:
1.963% 1/1/32		1,000,000	805,763
2.113% 1/1/33		1,050,000	841,152
New York City Gen. Oblig. Series A3, 2.8% 8/1/30		3,250,000	2,912,741
New York City Transitional Fin. Auth. Rev.:
Series 2010 C2, 5.767% 8/1/36		860,000	931,675
Series 2021 E3, 1.97% 2/1/33		2,015,000	1,585,337
Series A3, 3.88% 8/1/31		1,170,000	1,113,983
Series A5, 2.69% 5/1/33		2,015,000	1,699,193
Series B2, 3.14% 8/1/28		2,735,000	2,586,254
New York State Dorm. Auth.:
Series 2019 F, 3.11% 2/15/39		3,250,000	2,803,183
Series 2021 C, 2.202% 3/15/34		945,000	776,420
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40		140,000	151,467
Series 2011 A, 4.8% 6/1/11		1,503,000	1,401,679
Port Auth. of New York & New Jersey 174th Series, 4.458% 10/1/62		515,000	497,802
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41		750,000	787,798
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 B, 3.922% 12/31/49		555,000	467,552
Univ. of California Revs. Series 2015 J, 4.131% 5/15/45		1,750,000	1,624,468
Univ. of Michigan Rev.:
Series 2020 B, 2.437% 4/1/40		1,050,000	818,323
Series 2022 A:
3.504% 4/1/52		3,080,000	2,659,159
4.454% 4/1/22		4,790,000	4,287,088
Series 2022 B, 3.504% 4/1/52		1,080,000	932,432
Univ. of Minnesota Gen. Oblig. Series 2022, 4.048% 4/1/52		3,060,000	2,898,591
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51		1,520,000	1,078,881
TOTAL MUNICIPAL SECURITIES
(Cost $109,981,168)			99,906,653

Foreign Government and Government Agency Obligations - 0.2%
Arab Republic of Egypt:
5.25% 10/6/25 (Reg. S)		$200,000	$169,500
7.6003% 3/1/29 (b)		632,000	496,120
Brazil Minas SPE 5.333% 2/15/28 (Reg. S)		2,388,000	2,330,987
Brazilian Federative Republic:
2.875% 6/6/25		1,200,000	1,147,200
3.875% 6/12/30		990,000	862,104
4.625% 1/13/28		200,000	191,475
CBB International Sukuk Co. 7 SPC 6.875% 10/5/25 (Reg. S)		700,000	734,038
Chilean Republic:
2.45% 1/31/31		500,000	421,344
3.24% 2/6/28		1,450,000	1,348,772
Colombian Republic:
3% 1/30/30		800,000	619,650
4.5% 1/28/26		1,600,000	1,510,300
10.375% 1/28/33		1,350,000	1,589,034
Dominican Republic:
4.5% 1/30/30 (b)		2,000,000	1,676,000
5.5% 2/22/29		161,000	146,490
5.5% 2/22/29 (b)		2,505,000	2,279,237
5.95% 1/25/27 (b)		1,100,000	1,073,394
6% 7/19/28 (b)		1,250,000	1,192,813
Emirate of Abu Dhabi 2.5% 9/30/29 (Reg. S)		1,200,000	1,115,475
German Federal Republic:
0% 8/15/31	EUR	6,525,000	5,760,583
1.25% 8/15/48 (i)	EUR	3,035,000	2,818,258
Guatemalan Republic 3.7% 10/7/33 (Reg. S)		1,167,000	941,113
Hungarian Republic:
1.75% 6/5/35 (Reg. S)	EUR	1,370,000	978,634
2.125% 9/22/31 (b)		1,400,000	1,019,638
Indonesian Republic:
1.1% 3/12/33	EUR	3,500,000	2,592,488
2.3% 6/23/25 (b)		200,000	191,772
2.8% 6/23/30 (b)		1,500,000	1,347,938
2.8% 6/23/30 (Reg. S)		400,000	359,450
2.85% 2/14/30		400,000	365,700
3.4% 9/18/29		420,000	399,210
3.5% 1/11/28		4,450,000	4,324,288
3.75% 6/14/28 (Reg. S)	EUR	2,000,000	1,998,343
Israeli State:
3.875% 7/3/50		1,750,000	1,581,563
4.5% 1/30/43		200,000	200,916
Italian Republic 2.375% 10/17/24		3,800,000	3,608,252
Kingdom of Saudi Arabia:
3.25% 10/26/26 (Reg. S)		1,050,000	1,032,938
3.25% 11/17/51 (b)		7,910,000	6,031,375
3.625% 3/4/28 (Reg. S)		1,000,000	992,500
Panamanian Republic:
2.252% 9/29/32		480,000	371,940
3.16% 1/23/30		3,020,000	2,651,560
3.298% 1/19/33		8,600,000	7,288,500
4.3% 4/29/53		615,000	469,245
4.5% 4/16/50		400,000	314,950
4.5% 1/19/63		5,665,000	4,277,075
Peruvian Republic:
2.783% 1/23/31		772,000	659,481
2.844% 6/20/30		1,630,000	1,412,803
4.125% 8/25/27		400,000	391,700
Philippine Republic:
1.648% 6/10/31		400,000	331,044
2.457% 5/5/30		800,000	716,088
Quebec Province yankee 7.125% 2/9/24		645,000	674,109
Republic of Paraguay:
2.739% 1/29/33 (b)		1,100,000	865,769
4.95% 4/28/31 (b)		500,000	480,719
Republic of Serbia:
1.5% 6/26/29 (Reg. S)	EUR	2,722,000	1,961,506
1.65% 3/3/33 (b)	EUR	1,200,000	734,116
3.125% 5/15/27 (Reg. S)	EUR	4,030,000	3,498,143
Romanian Republic:
3% 2/14/31 (Reg. S)		1,164,000	921,597
3.875% 10/29/35 (b)	EUR	438,000	337,912
South African Republic:
4.85% 9/30/29		1,240,000	1,096,083
5.875% 4/20/32		700,000	619,500
State of Qatar:
3.75% 4/16/30 (Reg. S)		400,000	400,000
4.5% 4/23/28 (Reg. S)		1,400,000	1,456,000
5.103% 4/23/48 (b)		2,200,000	2,351,250
Sultanate of Oman 5.625% 1/17/28 (Reg. S)		1,025,000	1,005,781
Ukraine Government:
4.375% 1/27/32 (b)	EUR	1,365,000	236,628
6.75% 6/20/28 (Reg. S)	EUR	1,450,000	269,578
7.75% 9/1/24 (b)		2,800,000	800,275
8.994% 2/1/26 (Reg. S)		1,800,000	378,000
United Mexican States:
2.659% 5/24/31		4,688,000	3,879,320
3.5% 2/12/34		1,420,000	1,182,860
3.75% 1/11/28		2,170,000	2,086,455
4.15% 3/28/27		275,000	271,975
4.28% 8/14/41		400,000	322,075
4.5% 4/22/29		200,000	195,400
4.75% 3/8/44		2,366,000	2,013,022
6.05% 1/11/40		400,000	400,450
Uruguay Republic:
4.375% 1/23/31		910,000	927,802
5.1% 6/18/50		1,385,000	1,406,035
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $135,052,023)			105,105,638
		Shares	Value

Common Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Emergence SA (e)		75,636	3,417,234
Intelsat Jackson Holdings SA:
Series A rights (e)(p)		7,920	68,112
Series B rights (e)(p)		7,920	251,222
TOTAL COMMON STOCKS
(Cost $2,950,560)			3,736,568
		Principal Amount(a)	Value

Bank Loan Obligations - 0.2%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Financing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.2739% 3/1/27 (c)(g)(q)		1,549,912	1,477,670
Lumen Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.7739% 3/15/27 (c)(g)(q)		3,200,758	3,008,712
Zayo Group Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.7053% 3/9/27 (c)(g)(q)		1,041,356	976,459
			5,462,841
Media - 0.0%
CSC Holdings LLC Tranche B 5LN, term loan 1 month U.S. LIBOR + 2.500% 4.891% 4/15/27 (c)(g)(q)		789,873	760,419
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.6374% 8/24/26 (c)(g)(q)		493,712	89,574
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.5239% 8/2/27 (c)(g)(q)		466,250	445,152
iHeartCommunications, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.3723% 5/1/26 (c)(g)(q)		538,996	520,228
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.641% 7/17/25 (c)(g)(q)		589,119	569,608
Virgin Media Bristol LLC Tranche N, term loan 1 month U.S. LIBOR + 2.500% 4.891% 1/31/28 (c)(g)(q)		2,000,000	1,952,500
			4,337,481
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.96% 5/25/24 (c)(g)(q)		890,277	817,390

TOTAL COMMUNICATION SERVICES			10,617,712

CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.3681% 8/12/28 (c)(g)(q)		840,100	830,648
AI Aqua Merger Sub, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 4.964% 7/30/28 (c)(g)(q)		314,901	302,437
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 4.964% 7/30/28 (c)(g)(q)		71,568	68,736
Pre-Paid Legal Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 12/15/28 (g)(q)(r)		416,056	404,356
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6107% 3/4/28 (c)(g)(q)		977,997	916,872
			2,523,049
Hotels, Restaurants & Leisure - 0.0%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2739% 12/22/24 (c)(g)(q)		912,442	899,586
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.4553% 1/27/29 (c)(g)(q)		615,654	590,720
J&J Ventures Gaming LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 4/26/28 (c)(g)(q)		136,549	130,063
Penn Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 5.3053% 5/3/29 (c)(g)(q)		213,360	208,907
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.4074% 4/7/29 (c)(g)(q)		429,146	421,636
			2,250,912
Specialty Retail - 0.0%
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.5004% 4/15/28 (c)(g)(q)		1,732,500	1,430,941

TOTAL CONSUMER DISCRETIONARY			6,204,902

CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 5.4051% 1/24/29 (c)(g)(q)		3,091,539	2,959,035
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Buckeye Partners LP 1LN, term loan 1 month U.S. LIBOR + 2.250% 11/1/26 (g)(q)(r)		246,250	242,108
FINANCIALS - 0.0%
Capital Markets - 0.0%
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.2053% 4/9/27 (c)(g)(q)		416,952	405,748
Diversified Financial Services - 0.0%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.1181% 1/15/25 (c)(g)(q)		725,000	712,914
Setanta Aircraft Leasing DAC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 11/5/28 (g)(q)(r)		485,000	475,906
TransUnion LLC Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.7739% 12/1/28 (c)(g)(q)		2,007,910	1,968,113
			3,156,933
Insurance - 0.0%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 2/13/27 (c)(g)(q)		1,243,639	1,188,968
AmWINS Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.7739% 2/19/28 (c)(g)(q)		2,462,514	2,401,518
Asurion LLC Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 12/23/26 (c)(g)(q)		597,498	546,286
HUB International Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.98% 4/25/25 (c)(g)(q)		453,686	446,268
			4,583,040
Mortgage Real Estate Investment Trusts - 0.0%
Blackstone Mortgage Trust, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.250% 2.6536% 4/23/26 (c)(g)(q)		493,655	476,994

TOTAL FINANCIALS			8,622,715

HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5/10/27 (g)(q)(r)		156,601	146,814
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 10/23/28 (c)(g)(q)		3,047,363	2,902,064
			3,048,878
Health Care Providers & Services - 0.0%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 10/1/27 (c)(g)(q)		746,212	728,027
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.3125% 3/15/28 (c)(g)(q)		2,022,380	1,968,200
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5625% 7/3/28 (c)(g)(q)		315,957	310,665
Petvet Care Centers LLC Tranche B3-DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 2/15/25 (g)(q)(r)		139,940	135,276
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 11/15/28 (c)(g)(q)		997,500	970,069
			4,112,237
Health Care Technology - 0.0%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5.7998% 2/15/29 (c)(g)(q)		1,345,905	1,285,340
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (g)(q)(s)		228,120	217,854
			1,503,194
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5625% 7/3/28 (c)(g)(q)		78,721	77,402
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.1231% 8/1/27 (c)(g)(q)		2,901,192	2,797,387
Grifols, S.A. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.5239% 11/15/27 (c)(g)(q)		1,636,083	1,579,737
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 5/5/28 (c)(g)(q)		1,232,550	1,207,455
Organon & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.625% 6/2/28 (c)(g)(q)		944,510	932,704
Sunshine Luxembourg VII SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 10/2/26 (g)(q)(r)		453,644	436,351
			6,953,634

TOTAL HEALTH CARE			15,695,345

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche F 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.6223% 12/9/25 (c)(g)(q)		189,100	183,924
Airlines - 0.0%
United Airlines, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.533% 4/21/28 (c)(g)(q)		1,597,234	1,550,211
Commercial Services & Supplies - 0.0%
Intrado Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.5678% 10/10/24 (c)(g)(q)		1,157,018	942,044
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.3723% 1/23/27 (c)(g)(q)		277,018	268,707
Prime Security Services Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.1073% 9/23/26 (c)(g)(q)		441,723	430,888
Trugreen LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 10/30/27 (g)(q)(r)		227,596	217,923
			1,859,562
Professional Services - 0.0%
Element Materials Technology Group:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6/24/29 (g)(q)(r)		193,957	190,321
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6/24/29 (g)(q)(r)		89,519	87,840
			278,161
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2504% 12/30/26 (c)(g)(q)		976,545	954,348

TOTAL INDUSTRIALS			4,826,206

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7739% 4/4/26 (c)(g)(q)		1,578,196	1,510,633
Electronic Equipment & Components - 0.0%
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1231% 7/1/29 (c)(g)(q)		160,509	156,830
Ingram Micro, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7/2/28 (g)(q)(r)		322,112	309,228
			466,058
IT Services - 0.0%
Dti Holdco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% % 4/26/29 (c)(q)		95,603	90,977
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.2739% 2/1/28 (c)(g)(q)		1,495,043	1,450,192
			1,541,169
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.57% 7/6/29 (c)(g)(q)		500,000	498,395
Software - 0.1%
Central Parent, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 6.6095% 7/6/29 (c)(g)(q)		525,591	511,647
Change Healthcare Holdings LLC Tranche B, term loan 1 month U.S. LIBOR + 2.500% 4.2859% 3/1/24 (c)(g)(q)		2,826,985	2,806,970
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.1574% 3/1/29 (c)(g)(q)		2,850,000	2,696,813
NortonLifeLock, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 1/28/29 (g)(q)(r)		2,000,000	1,937,500
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4/26/24 (g)(q)(r)		925,000	900,145
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3196% 8/31/28 (c)(g)(q)		107,472	103,254
Safe Fleet Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 2/23/29 (g)(q)(r)		124,303	121,157
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.1934% 10/7/27 (c)(g)(q)		265,632	256,170
			9,333,656

TOTAL INFORMATION TECHNOLOGY			13,349,911

MATERIALS - 0.0%
Chemicals - 0.0%
Starfruit U.S. Holdco LLC Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.2504% 10/1/25 (c)(g)(q)		2,016,263	1,962,328
Zep, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8/11/24 (g)(q)(r)		540,248	470,016
			2,432,344
Containers & Packaging - 0.0%
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.1776% 7/1/26 (c)(g)(q)		536,162	523,514

TOTAL MATERIALS			2,955,858

UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.1905% 8/1/25 (c)(g)(q)		100,000	98,300
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 4.12% 12/31/25 (c)(g)(q)		491,692	481,322
			579,622
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Corp. Tranche B9 1LN, term loan 1 month U.S. LIBOR + 2.000% 4/5/26 (g)(q)(r)		3,200,508	3,123,343

TOTAL UTILITIES			3,702,965

TOTAL BANK LOAN OBLIGATIONS
(Cost $71,371,673)			69,176,757

Bank Notes - 0.0%
Discover Bank:
3.45% 7/27/26		$435,000	$411,935
4.65% 9/13/28		500,000	479,999
4.682% 8/9/28 (c)		3,503,000	3,389,042
Regions Bank 6.45% 6/26/37		2,533,000	2,818,640
Truist Bank 2.75% 5/1/23		645,000	641,555
TOTAL BANK NOTES
(Cost $7,431,448)			7,741,171
		Shares	Value

Fixed-Income Funds - 68.2%
Bank Loan Funds - 0.3%
T. Rowe Price Institutional Floating Rate Fund - F Class		18,080,806	$168,693,919
High Yield Fixed-Income Funds - 1.0%
T. Rowe Price Fund		15,895,115	134,313,721
TCW Emerging Markets Income Fund Class N		32,601,727	259,835,766
Virtus Newfleet Low Duration I		9,178,058	64,980,652

TOTAL HIGH YIELD FIXED-INCOME FUNDS			459,130,139

Intermediate Government Funds - 3.1%
Fidelity SAI U.S. Treasury Bond Index Fund (t)		166,603,924	1,494,437,195
Intermediate-Term Bond Funds - 60.3%
American Funds The Bond Fund of America Class F2		90,599,194	1,067,258,502
Baird Aggregate Bond Fund Class Institutional		94,439,205	937,781,302
Baird Core Plus Bond Fund - Institutional Class		89,794,301	914,105,979
Columbia Mortgage Opportunities Fund Class A		20,916,234	191,383,543
DoubleLine Total Return Bond Fund Class N		199,925,417	1,847,310,850
Fidelity SAI Total Bond Fund (t)		593,752,605	5,450,648,918
Fidelity U.S. Bond Index Fund (t)		148,471,646	1,566,375,867
John Hancock Bond Fund Class R6		41,620,283	577,689,534
JPMorgan Core Plus Bond Fund Class A		69,675,286	516,293,870
PIMCO Income Fund Institutional Class		71,372,584	765,827,828
PIMCO Investment Grade Credit Bond Fund Institutional Class		66,569,812	592,471,326
PIMCO Mortgage Opportunities Fund Institutional Class		130,209,125	1,298,184,979
PIMCO Total Return Fund Institutional Class		695,588,957	6,197,697,570
Voya Intermediate Bond Fund Class I		162,029,324	1,440,440,687
Western Asset Core Bond Fund Class I		220,205,717	2,437,677,283
Western Asset Core Plus Bond Fund Class I		304,647,284	2,991,636,331
Western Asset Corporate Bond Fund - Class I		25,961,281	283,497,194

TOTAL INTERMEDIATE-TERM BOND FUNDS			29,076,281,563

Long Government Bond Funds - 2.4%
Fidelity SAI Long-Term Treasury Bond Index Fund (t)		58,634,934	500,155,985
iShares 20+ Year Treasury Bond ETF		2,571,830	287,736,340
SPDR Portfolio Long Term Treasury ETF (u)		11,604,139	374,581,607

TOTAL LONG GOVERNMENT BOND FUNDS			1,162,473,932

Short-Term Bond - 1.1%
iShares 1-5 Year Investment Grade Corporate Bond ETF		10,912,337	550,090,908
TOTAL FIXED-INCOME FUNDS
(Cost $36,932,339,746)			32,911,107,656
		Principal Amount(a)	Value

Preferred Securities - 0.3%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV 3.875% (Reg. S) (c)(h)		600,000	564,875
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV:
3.5% (Reg. S) (c)(h)		5,100,000	4,862,974
3.748% (Reg. S) (c)(h)		300,000	266,399
			5,129,373
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (c)(h)		2,900,000	2,303,458
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
BP Capital Markets PLC 4.375% (c)(h)		6,695,000	6,538,527
Energy Transfer LP:
6.5% (c)(h)		3,770,000	3,552,611
6.625% (c)(h)		730,000	591,452
7.125% (c)(h)		2,520,000	2,345,765
			13,028,355
FINANCIALS - 0.2%
Banks - 0.2%
AIB Group PLC 6.25% (Reg. S) (c)(h)		690,000	668,790
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (c)(h)		800,000	783,303
Bank of America Corp. 4.3% (c)(h)		7,090,000	5,971,302
Bank of Nova Scotia 4.65% (c)(h)		12,927,000	11,625,135
Barclays Bank PLC 7.625% 11/21/22		27,412,000	28,136,473
Barclays PLC:
5.875% (Reg. S) (c)(h)		650,000	696,973
8.875% (c)(h)		300,000	356,928
BNP Paribas SA 6.625% (Reg. S) (c)(h)		830,000	826,933
Citigroup, Inc. 3.875% (c)(h)		4,320,000	3,743,168
HSBC Holdings PLC 6.375% (c)(h)		620,000	614,875
JPMorgan Chase & Co. 4.6% (c)(h)		7,120,000	6,286,070
Societe Generale 7.875% (Reg. S) (c)(h)		415,000	417,449
U.S. Bancorp 3.7% (c)(h)		4,850,000	4,081,843
			64,209,242
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (c)(h)		2,750,000	2,651,979
Goldman Sachs Group, Inc.:
3.65% (c)(h)		1,750,000	1,422,194
4.125% (c)(h)		2,505,000	2,177,668
			6,251,841
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (c)(h)		350,000	289,494
American Express Co. 3.55% (c)(h)		770,000	667,160
			956,654
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(h)		2,650,000	2,506,729

TOTAL FINANCIALS			73,924,466

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Bayer AG 2.375% 11/12/79 (Reg. S) (c)		4,700,000	4,276,764
INDUSTRIALS - 0.0%
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (c)(h)		320,000	340,285
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown SA 3.375% (Reg. S) (c)(h)		2,200,000	1,785,407
AT Securities BV 5.25% (Reg. S) (c)(h)		2,750,000	2,464,113
Citycon Oyj 4.496% (Reg. S) (c)(h)		450,000	345,706
CPI Property Group SA 3.75% (Reg. S) (c)(h)		1,325,000	822,169
Grand City Properties SA 1.5% (Reg. S) (c)(h)		2,400,000	1,855,199
Heimstaden Bostad AB:
3.248% (Reg. S) (c)(h)		2,085,000	1,667,843
3.625% (Reg. S) (c)(h)		185,000	140,876
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (c)(h)		770,000	350,130
			9,431,443
UTILITIES - 0.0%
Electric Utilities - 0.0%
EDF SA 5.625% (Reg. S) (c)(h)		3,500,000	3,294,434
SSE PLC:
3.74% (Reg. S) (c)(h)		635,000	692,117
4% (Reg. S) (c)(h)		900,000	843,093
			4,829,644
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp. 7% (b)(c)(h)		2,575,000	2,413,903
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (c)(h)		290,000	285,814
Veolia Environnement SA 2% (Reg. S) (c)(h)		1,300,000	1,094,848
			1,380,662

TOTAL UTILITIES			8,624,209

TOTAL PREFERRED SECURITIES
(Cost $141,006,122)			117,623,228
		Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund 2.33% (v)		586,325,033	586,442,298
Fidelity Investments Money Market Government Portfolio Institutional Class 2.07% (t)(w)		361,668,059	361,668,059
Fidelity Securities Lending Cash Central Fund 2.34% (v)(x)		26,869,963	26,872,650
State Street Institutional U.S. Government Money Market Fund Premier Class 2.25% (w)		289,397,727	289,397,727
TOTAL MONEY MARKET FUNDS
(Cost $1,264,377,088)			1,264,380,734

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount(a)	Value
Put Options - 0.0%
Option with an exercise rate of 5.75% on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Crossover Series 37 Index expiring June 2027, paying 5% quarterly.	9/21/22	EUR 9,050,000	$163,436
Option with an exercise rate of 6.00% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 37 Index expiring June 2027, paying 5% quarterly.	10/19/22	EUR 7,700,000	173,280

TOTAL PUT OPTIONS			336,716

TOTAL PURCHASED SWAPTIONS
(Cost $445,507)			336,716
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $55,547,367,099)			50,271,222,635
NET OTHER ASSETS (LIABILITIES) - (4.2)%			(2,016,234,968)
NET ASSETS - 100%			$48,254,987,667

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 9/1/52	$(6,000,000)	$(5,301,101)
2% 9/1/52	(13,050,000)	(11,529,894)
2% 9/1/52	(4,200,000)	(3,710,771)
2% 9/1/52	(9,150,000)	(8,084,179)
2% 9/1/52	(5,500,000)	(4,859,342)
2% 9/1/52	(2,700,000)	(2,385,495)
2% 9/1/52	(1,400,000)	(1,236,924)
2% 9/1/52	(2,600,000)	(2,297,144)
2% 9/1/52	(1,300,000)	(1,148,572)
2% 9/1/52	(10,900,000)	(9,630,333)
2% 9/1/52	(2,700,000)	(2,385,495)
2% 9/1/52	(12,000,000)	(10,602,202)
2% 9/1/52	(26,150,000)	(23,103,964)
2.5% 9/1/52	(15,500,000)	(14,132,841)
2.5% 9/1/52	(28,200,000)	(25,712,653)
3% 9/1/52	(6,000,000)	(5,631,250)
3% 9/1/52	(2,200,000)	(2,064,792)
3% 9/1/52	(3,650,000)	(3,425,677)
3% 9/1/52	(10,000,000)	(9,385,417)

TOTAL GINNIE MAE		(146,628,046)

Uniform Mortgage Backed Securities
1.5% 9/1/37	(350,000)	(314,378)
1.5% 9/1/37	(1,150,000)	(1,032,957)
1.5% 9/1/37	(500,000)	(449,112)
1.5% 9/1/37	(1,550,000)	(1,392,247)
2% 9/1/37	(3,450,000)	(3,179,014)
2% 9/1/37	(2,400,000)	(2,211,488)
2% 9/1/37	(1,200,000)	(1,105,744)
2% 9/1/37	(1,200,000)	(1,105,744)
2% 9/1/37	(1,750,000)	(1,612,543)
2% 9/1/37	(1,750,000)	(1,612,543)
2% 9/1/37	(7,700,000)	(7,095,190)
2% 9/1/52	(26,100,000)	(22,460,285)
2% 9/1/52	(34,100,000)	(29,344,663)
2% 9/1/52	(2,100,000)	(1,807,149)
2% 9/1/52	(4,100,000)	(3,528,244)
2% 9/1/52	(950,000)	(817,520)
2% 9/1/52	(1,900,000)	(1,635,040)
2% 9/1/52	(950,000)	(817,520)
2% 9/1/52	(1,850,000)	(1,592,013)
2% 9/1/52	(1,100,000)	(946,602)
2% 9/1/52	(2,150,000)	(1,850,177)
2% 9/1/52	(5,500,000)	(4,733,010)
2% 9/1/52	(2,700,000)	(2,323,478)
2% 9/1/52	(1,400,000)	(1,204,766)
2% 9/1/52	(2,600,000)	(2,237,423)
2% 9/1/52	(1,500,000)	(1,290,821)
2% 9/1/52	(1,500,000)	(1,290,821)
2% 9/1/52	(2,100,000)	(1,807,149)
2% 9/1/52	(1,000,000)	(860,547)
2% 9/1/52	(1,000,000)	(860,547)
2% 9/1/52	(1,000,000)	(860,547)
2% 9/1/52	(29,350,000)	(25,257,063)
2% 9/1/52	(35,650,000)	(30,678,511)
2% 9/1/52	(22,700,000)	(19,534,424)
2% 9/1/52	(17,400,000)	(14,973,523)
2.5% 9/1/37	(8,800,000)	(8,321,496)
2.5% 9/1/37	(3,850,000)	(3,640,654)
2.5% 9/1/37	(2,050,000)	(1,938,530)
2.5% 9/1/37	(1,950,000)	(1,843,968)
2.5% 9/1/37	(1,050,000)	(992,906)
2.5% 9/1/37	(5,900,000)	(5,579,185)
3% 9/1/37	(2,925,000)	(2,831,765)
3% 9/1/37	(800,000)	(774,500)
3% 9/1/52	(12,000,000)	(11,104,691)
3% 9/1/52	(13,500,000)	(12,492,777)
3% 9/1/52	(800,000)	(740,313)
3% 9/1/52	(3,200,000)	(2,961,251)
3% 9/1/52	(1,900,000)	(1,758,243)
3% 9/1/52	(2,000,000)	(1,850,782)
3.5% 9/1/52	(975,000)	(929,449)
3.5% 9/1/52	(2,725,000)	(2,597,691)
3.5% 9/1/52	(5,500,000)	(5,243,047)
4% 9/1/52	(4,000,000)	(3,903,431)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(263,327,482)

TOTAL TBA SALE COMMITMENTS
(Proceeds $416,691,481)		$(409,955,528)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	12	Sept. 2022	$984,985	$(2,323)	$(2,323)
Eurex Euro-Bund Contracts (Germany)	17	Sept. 2022	2,527,942	(82,209)	(82,209)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	1	Sept. 2022	165,415	(20,795)	(20,795)
TME 10 Year Canadian Note Contracts (Canada)	55	Dec. 2022	5,217,535	(5,877)	(5,877)
TOTAL BOND INDEX CONTRACTS					(111,204)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,191	Dec. 2022	139,235,344	(1,240,873)	(1,240,873)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,066	Dec. 2022	430,405,906	(723,398)	(723,398)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	152	Dec. 2022	16,844,688	(188,367)	(188,367)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	131	Dec. 2022	17,795,531	(517,915)	(517,915)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	166	Dec. 2022	24,817,000	22,145	22,145
TOTAL TREASURY CONTRACTS					(2,648,408)

TOTAL PURCHASED					(2,759,612)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	63	Sept. 2022	7,792,423	133,573	133,573
ICE Long Gilt Contracts (United Kingdom)	43	Dec. 2022	5,391,438	137,518	137,518
TOTAL BOND INDEX CONTRACTS					271,091
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	384	Dec. 2022	44,892,000	483,446	483,446
CBOT 2-Year U.S. Treasury Note Contracts (United States)	165	Dec. 2022	34,374,141	115,257	115,257
CBOT 5-Year U.S. Treasury Note Contracts (United States)	332	Dec. 2022	36,792,344	166,427	166,427
CBOT Long Term U.S. Treasury Bond Contracts (United States)	400	Dec. 2022	54,337,500	1,443,879	1,443,879
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	594	Dec. 2022	74,361,375	571,304	571,304
TOTAL TREASURY CONTRACTS					2,780,313

TOTAL SOLD					3,051,404

TOTAL FUTURES CONTRACTS					$291,792

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	75,259,461	USD	74,981,001	Barclays Bank PLC	9/2/22	$650,994
GBP	20,476,795	USD	24,203,469	JPMorgan Chase Bank, N.A.	9/2/22	(415,577)
USD	77,183,319	EUR	75,259,461	Barclays Bank PLC	9/2/22	1,551,323
USD	24,738,220	GBP	20,476,795	Bank of America, N.A.	9/2/22	950,328
CAD	269,000	USD	205,364	Brown Brothers Harriman & Co	9/15/22	(566)
EUR	2,151,000	USD	2,163,173	BNP Paribas S.A.	9/15/22	381
EUR	198,000	USD	205,320	BNP Paribas S.A.	9/15/22	(6,165)
EUR	230,000	USD	230,407	BNP Paribas S.A.	9/15/22	935
EUR	135,000	USD	135,744	Goldman Sachs Bank USA	9/15/22	44
EUR	199,000	USD	198,640	JPMorgan Chase Bank, N.A.	9/15/22	1,522
EUR	189,000	USD	188,271	JPMorgan Chase Bank, N.A.	9/15/22	1,832
GBP	65,000	USD	76,651	Brown Brothers Harriman & Co	9/15/22	(1,122)
GBP	73,000	USD	86,185	Brown Brothers Harriman & Co	9/15/22	(1,359)
GBP	160,000	USD	188,915	Brown Brothers Harriman & Co	9/15/22	(2,996)
GBP	519,000	USD	603,989	Goldman Sachs Bank USA	9/15/22	(914)
GBP	65,000	USD	79,776	HSBC Bank	9/15/22	(4,247)
GBP	144,000	USD	170,057	Royal Bank of Canada	9/15/22	(2,729)
USD	112,344	AUD	162,000	BNP Paribas S.A.	9/15/22	1,472
USD	141,556	CAD	182,000	BNP Paribas S.A.	9/15/22	2,994
USD	106,585	CAD	138,000	Brown Brothers Harriman & Co	9/15/22	1,521
USD	73,488	CAD	95,000	Goldman Sachs Bank USA	9/15/22	1,162
USD	77,168,376	EUR	75,418,000	BNP Paribas S.A.	9/15/22	1,310,224
USD	171,983	EUR	168,000	BNP Paribas S.A.	9/15/22	3,003
USD	161,471	EUR	157,000	BNP Paribas S.A.	9/15/22	3,555
USD	84,521	EUR	83,000	BNP Paribas S.A.	9/15/22	1,037
USD	80,951	EUR	78,000	Goldman Sachs Bank USA	9/15/22	2,496
USD	231,319	EUR	226,000	JPMorgan Chase Bank, N.A.	9/15/22	4,000
USD	182,541	EUR	183,000	JPMorgan Chase Bank, N.A.	9/15/22	(1,527)
USD	31,961,840	GBP	26,132,000	Goldman Sachs Bank USA	9/15/22	1,596,596
USD	116,351	GBP	96,000	State Street Bank and Trust Co	9/15/22	4,799
USD	75,144,314	EUR	75,259,461	Barclays Bank PLC	10/4/22	(652,113)
USD	24,218,376	GBP	20,476,795	JPMorgan Chase Bank, N.A.	10/4/22	415,564
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$5,416,467
					Unrealized Appreciation	6,505,782
					Unrealized Depreciation	(1,089,315)

For the period, the average contract value for forward foreign currency contracts was $467,558,976. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)(4)	Value(1)	Upfront Premium Received/(Paid)(5)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 13		Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$3,020,000	$36,083	$(7,366)	$28,717
CMBX N.A. AAA Index Series 13		Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,110,000	13,262	(3,792)	9,470
CMBX N.A. AAA Index Series 13		Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,000,000	23,896	(6,153)	17,743
CMBX N.A. AAA Index Series 13		Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	740,000	8,841	693	9,534
CMBX N.A. AAA Index Series 13		Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,670,000	43,849	(54,300)	(10,451)
CMBX N.A. AAA Index Series 13		Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,700,000	32,259	(30,747)	1,512
CMBX N.A. AAA Index Series 13		Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,180,000	26,046	(20,247)	5,799
CMBX N.A. AAA Index Series 13		Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,720,000	32,498	(23,717)	8,781
CMBX N.A. AAA Index Series 13		Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,220,000	38,472	(35,825)	2,647
CMBX N.A. AAA Index Series 13		Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	2,440,000	29,153	(3,659)	25,494
CMBX N.A. AAA Index Series 13		Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	1,920,000	22,940	(17,300)	5,640
CMBX N.A. AAA Index Series 13		Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	2,510,000	29,989	(10,083)	19,906
CMBX N.A. AAA Index Series 13		Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	1,870,000	22,343	(16,776)	5,567
CMBX N.A. AAA Index Series 13		Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	11,000,000	131,427	(182,272)	(50,845)
CMBX N.A. AAA Index Series 13		Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	970,000	11,589	(16,595)	(5,006)
CMBX N.A. AAA Index Series 13		Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	5,110,000	61,054	(71,634)	(10,580)
CMBX N.A. AAA Index Series 13		Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	3,650,000	43,610	(19,778)	23,832
CMBX N.A. AAA Index Series 13		Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,640,000	19,594	(12,886)	6,708
CMBX N.A. AAA Index Series 13		Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	6,600,000	78,856	(45,587)	33,269
CMBX N.A. AAA Index Series 13		Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,180,000	26,046	(15,672)	10,374
CMBX N.A. AAA Index Series 13		Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,680,000	32,020	(25,546)	6,474
CMBX N.A. AAA Index Series 13		Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	6,590,000	78,737	(46,441)	32,296
Intesa Sanpaolo SpA		Dec. 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 1,500,000	11,261	33,622	44,883
TOTAL BUY PROTECTION							853,825	(632,061)	221,764
Sell Protection
5-Year CDX N.A. HY Series 37	NR	Dec. 2026	ICE	5%	Quarterly	$30,709,800	(93,301)	0	(93,301)
5-Year CDX N.A. HY Series 38	NR	Jun. 2027	ICE	5%	Quarterly	21,888,900	512,832	0	512,832
TOTAL SELL PROTECTION							419,531	0	419,531

TOTAL CREDIT DEFAULT SWAPS							$1,273,356	$(632,061)	$641,295

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

 (4) Notional amount is stated in U.S. Dollars unless otherwise noted.

 (5) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(5)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (3)	Annual	LCH	Sep. 2024	$62,612,000	$(354,627)	$0	$(354,627)
1.03%	Semi - annual	3-month LIBOR (3)	Quarterly	CME	Jul. 2025	59,390,000	(2,734,884)	0	(2,734,884)
1.03%	Semi - annual	3-month LIBOR (3)	Quarterly	CME	Jul. 2025	43,930,000	(2,018,176)	0	(2,018,176)
1.07%	Semi - annual	3-month LIBOR (3)	Quarterly	CME	Jul. 2025	29,695,000	(1,371,325)	0	(1,371,325)
1.39%	Semi - annual	3-month LIBOR (3)	Quarterly	CME	Sep. 2025	99,195,000	(3,692,405)	0	(3,692,405)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (3)	Annual	LCH	Sep. 2027	38,304,000	(345,552)	0	(345,552)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (3)	Annual	LCH	Sep. 2029	2,900,000	(57,883)	0	(57,883)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (3)	Annual	LCH	Sep. 2032	2,676,000	(19,121)	0	(19,121)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (3)	Annual	LCH	Sep. 2052	623,000	(4,263)	0	(4,263)
3-month LIBOR (3)	Quarterly	1.77%	Semi - annual	CME	Jul. 2053	4,960,000	1,107,085	0	1,107,085
3-month LIBOR (3)	Quarterly	1.79%	Semi - annual	CME	Jul. 2053	3,675,000	822,435	0	822,435
3-month LIBOR (3)	Quarterly	1.81%	Semi - annual	CME	Jul. 2053	2,480,000	569,451	0	569,451
3-month LIBOR(3)	Quarterly	1.87%	Semi - annual	CME	Sep. 2053	8,465,000	1,666,686	0	1,666,686

TOTAL INTEREST RATE SWAPS							$(6,432,579)	$0	$(6,432,579)

 (1) Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound sterling

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,891,007,577 or 6.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,873,016.

 (j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,375,003.

 (k) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $14,720,997.

 (l) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (m) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (n) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (p) Non-income producing

 (q) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (r) The coupon rate will be determined upon settlement of the loan after period end.

 (s) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $228,120 and $217,854, respectively.

 (t) Affiliated Fund

 (u) Security or a portion of the security is on loan at period end.

 (v) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (w) The rate quoted is the annualized seven-day yield of the fund at period end.

 (x) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$203,954,736	$1,319,250,490	$936,762,928	$3,292,537	$--	$--	$586,442,298	1.1%
Fidelity Securities Lending Cash Central Fund 2.34%	479,605,850	1,492,916,570	1,945,649,770	181,937	--	--	26,872,650	0.1%
Total	$683,560,586	$2,812,167,060	$2,882,412,698	$3,474,474	$--	$--	$613,314,948

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 2.07%	$272,629,434	$1,907,686,669	$1,818,648,044	$1,388,831	$--	$--	$361,668,059
Fidelity SAI Long-Term Treasury Bond Index Fund	688,966,402	81,476,351	150,000,000	6,476,248	(5,159,303)	(115,127,465)	500,155,985
Fidelity SAI Total Bond Fund	6,047,905,816	154,809,081	200,000,000	79,809,080	(22,310,095)	(529,755,884)	5,450,648,918
Fidelity SAI U.S. Treasury Bond Index Fund	758,641,599	1,056,952,221	250,000,000	6,952,219	(5,188,426)	(65,968,199)	1,494,437,195
Fidelity U.S. Bond Index Fund	2,985,839	1,707,977,028	111,349,647	7,977,189	(2,816,383)	(30,420,970)	1,566,375,867
Total	$7,771,129,090	$4,908,901,350	$2,529,997,691	$102,603,567	$(35,474,207)	$(741,272,518)	$9,373,286,024

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$3,736,568	$--	$--	$3,736,568
Corporate Bonds	4,592,832,129	--	4,585,132,128	7,700,001
U.S. Government and Government Agency Obligations	4,375,622,590	--	4,375,622,590	--
U.S. Government Agency - Mortgage Securities	4,204,597,367	--	4,204,597,367	--
Asset-Backed Securities	1,072,246,786	--	1,071,606,918	639,868
Collateralized Mortgage Obligations	335,272,651	--	335,272,651	--
Commercial Mortgage Securities	1,078,159,852	--	1,078,159,852	--
Municipal Securities	99,906,653	--	99,906,653	--
Foreign Government and Government Agency Obligations	105,105,638	--	105,105,638	--
Bank Loan Obligations	69,176,757	--	69,176,757	--
Bank Notes	7,741,171	--	7,741,171	--
Fixed-Income Funds	32,911,107,656	32,911,107,656	--	--
Preferred Securities	117,623,228	--	117,623,228	--
Money Market Funds	1,264,380,734	1,264,380,734	--	--
Purchased Swaptions	336,716	--	336,716	--
Other Short-Term Investments	33,376,139	--	33,376,139	--
Total Investments in Securities:	$50,271,222,635	$34,175,488,390	$16,083,657,808	$12,076,437
Derivative Instruments:
Assets
Futures Contracts	$3,073,549	$3,073,549	$--	$--
Forward Foreign Currency Contracts	6,505,782	--	6,505,782	--
Swaps	5,532,314	--	5,532,314	--
Total Assets	$15,111,645	$3,073,549	$12,038,096	$--
Liabilities
Futures Contracts	$(2,781,757)	$(2,781,757)	$--	$--
Forward Foreign Currency Contracts	(1,089,315)	--	(1,089,315)
Swaps	(10,691,537)	--	(10,691,537)	--
Total Liabilities	$(14,562,609)	$(2,781,757)	$(11,780,852)	--
Total Derivative Instruments:	$549,036	$291,792	$257,244	$--
Other Financial Instruments:
TBA Sale Commitments	$(409,955,528)	$--	$(409,955,528)	$--
Total Other Financial Instruments:	$(409,955,528)	$--	$(409,955,528)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$336,716	$0
Swaps(b)	1,366,657	(93,301)
Total Credit Risk	1,703,373	(93,301)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	6,505,782	(1,089,315)
Total Foreign Exchange Risk	6,505,782	(1,089,315)
Interest Rate Risk
Futures Contracts(d)	3,073,549	(2,781,757)
Swaps(e)	4,165,657	(10,598,236)
Total Interest Rate Risk	7,239,206	(13,379,993)
Total Value of Derivatives	$15,448,361	$(14,562,609)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (e) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,088,696) — See accompanying schedule: Unaffiliated issuers (cost $44,836,644,768)	$40,284,621,663
Fidelity Central Funds (cost $613,311,302)	613,314,948
Other affiliated issuers (cost $10,097,411,029)	9,373,286,024
Total Investment in Securities (cost $55,547,367,099)		$50,271,222,635
Segregated cash with brokers for derivative instruments		7,100,202
Cash		2,940,759
Foreign currency held at value (cost $3,823,243)		3,775,627
Receivable for investments sold
Regular delivery		44,658,308
Delayed delivery		787,098,994
Receivable for TBA sale commitments		416,691,481
Unrealized appreciation on forward foreign currency contracts		6,505,782
Receivable for fund shares sold		17,994,459
Dividends receivable		4,661,861
Interest receivable		93,026,652
Distributions receivable from Fidelity Central Funds		1,308,590
Receivable for daily variation margin on futures contracts		182,291
Receivable for daily variation margin on centrally cleared OTC swaps		1,199,458
Bi-lateral OTC swaps, at value		853,825
Prepaid expenses		76,684
Other receivables		382,424
Total assets		51,659,680,032
Liabilities
Payable for investments purchased
Regular delivery	$119,817,245
Delayed delivery	2,817,124,615
TBA sale commitments, at value	409,955,528
Unrealized depreciation on forward foreign currency contracts	1,089,315
Payable for swaps	61,371
Payable for fund shares redeemed	20,233,160
Distributions payable	7,915,400
Accrued management fee	1,150,798
Other payables and accrued expenses	472,283
Collateral on securities loaned	26,872,650
Total liabilities		3,404,692,365
Net Assets		$48,254,987,667
Net Assets consist of:
Paid in capital		$54,191,519,823
Total accumulated earnings (loss)		(5,936,532,156)
Net Assets		$48,254,987,667
Net Asset Value, offering price and redemption price per share ($48,254,987,667 ÷ 5,135,525,276 shares)		$9.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$351,377,937
Affiliated issuers		102,603,567
Interest		189,886,982
Income from Fidelity Central Funds (including $181,937 from security lending)		3,474,474
Total income		647,342,960
Expenses
Management fee	$64,289,874
Custodian fees and expenses	130,627
Independent trustees' fees and expenses	141,714
Registration fees	72,469
Audit	38,578
Legal	34,143
Miscellaneous	211,577
Total expenses before reductions	64,918,982
Expense reductions	(57,557,637)
Total expenses after reductions		7,361,345
Net investment income (loss)		639,981,615
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(481,292,398)
Affiliated issuers	(35,474,207)
Forward foreign currency contracts	24,988,377
Foreign currency transactions	(258,488)
Futures contracts	(7,149,881)
Swaps	(6,084,506)
Capital gain distributions from underlying funds:
Unaffiliated issuers	1,405,384
Total net realized gain (loss)		(503,865,719)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,500,900,308)
Affiliated issuers	(741,272,518)
Forward foreign currency contracts	3,401,345
Assets and liabilities in foreign currencies	(145,001)
Futures contracts	403,788
Swaps	(1,608,165)
TBA sale commitments	7,480,149
Total change in net unrealized appreciation (depreciation)		(4,232,640,710)
Net gain (loss)		(4,736,506,429)
Net increase (decrease) in net assets resulting from operations		$(4,096,524,814)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$639,981,615	$1,047,633,596
Net realized gain (loss)	(503,865,719)	(75,964,920)
Change in net unrealized appreciation (depreciation)	(4,232,640,710)	(2,042,290,895)
Net increase (decrease) in net assets resulting from operations	(4,096,524,814)	(1,070,622,219)
Distributions to shareholders	(661,065,638)	(1,410,204,963)
Share transactions
Proceeds from sales of shares	10,507,010,294	13,994,284,626
Reinvestment of distributions	619,082,909	1,354,235,367
Cost of shares redeemed	(4,196,071,583)	(8,291,396,644)
Net increase (decrease) in net assets resulting from share transactions	6,930,021,620	7,057,123,349
Total increase (decrease) in net assets	2,172,431,168	4,576,296,167
Net Assets
Beginning of period	46,082,556,499	41,506,260,332
End of period	$48,254,987,667	$46,082,556,499
Other Information
Shares
Sold	1,078,439,645	1,293,253,783
Issued in reinvestment of distributions	64,221,496	125,192,398
Redeemed	(431,710,157)	(773,173,471)
Net increase (decrease)	710,950,984	645,272,710

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Core Income Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2022	2022	2021	2020 A	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$10.42	$10.98	$11.13	$10.38	$10.38	$10.50
Income from Investment Operations
Net investment income (loss)B,C	.135	.250	.286	.354	.324	.270
Net realized and unrealized gain (loss)	(1.016)	(.468)	.116	.796	(.009)	(.106)
Total from investment operations	(.881)	(.218)	.402	1.150	.315	.164
Distributions from net investment income	(.139)	(.252)	(.292)	(.350)	(.309)	(.270)
Distributions from net realized gain	–	(.090)	(.260)	(.050)	(.006)	(.014)
Total distributions	(.139)	(.342)	(.552)	(.400)	(.315)	(.284)
Net asset value, end of period	$9.40	$10.42	$10.98	$11.13	$10.38	$10.38
Total ReturnD,E	(8.48)%	(2.06)%	3.59%	11.25%	3.10%	1.54%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.28%H	.28%	.28%	.28%	.30%	.31%
Expenses net of fee waivers, if any	.03%H	.03%	.03%	.03%	.05%	.06%
Expenses net of all reductions	.03%H	.03%	.03%	.03%	.05%	.06%
Net investment income (loss)	2.76%H	2.31%	2.54%	3.28%	3.15%	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$48,254,988	$46,082,556	$41,506,260	$46,341,080	$38,032,654	$35,706,144
Portfolio turnover rateI	115%H	110%	109%	65%	78%	45%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2022

1. Organization.

Strategic Advisers Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Core Income Fund	$373,061

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, swaps, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$57,119,305
Gross unrealized depreciation	(5,407,899,760)
Net unrealized appreciation (depreciation)	$(5,350,780,455)
Tax cost	$55,628,656,018

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(70,349,508)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Strategic Advisers Core Income Fund
Credit Risk
Purchased Options	$32,094	$(86,235)
Swaps	(3,895,343)	1,135,476
Total Credit Risk	(3,863,249)	1,049,241
Foreign Exchange Risk
Forward Foreign Currency Contracts	24,988,377	3,401,345
Total Foreign Exchange Risk	24,988,377	3,401,345
Interest Rate Risk
Futures Contracts	(7,149,881)	403,788
Swaps	(2,189,163)	(2,743,641)
Total Interest Rate Risk	(9,339,044)	(2,339,853)
Totals	$11,786,084	$2,110,733

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Core Income Fund	22,420,685,812	16,340,456,273

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .28% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser), PGIM, Inc. and TCW Investment Management LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

BlackRock Investment Management, LLC has been retained to serve as a sub-adviser for the Fund. As of the date of this report, this sub-adviser has not been allocated any portion of the Fund's assets. This sub-adviser in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Core Income Fund	$2,816

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Core Income Fund	$40,181

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Strategic Advisers Core Income Fund	$18,950	$–	$–

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2025. During the period, this waiver reduced the Fund's management fee by $57,557,637.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Core Income Fund
Fidelity SAI Total Bond Fund	28%

11. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Strategic Advisers Core Income Fund	.03%
Actual		$1,000.00	$915.20	$.14
Hypothetical-C		$1,000.00	$1,025.05	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of New Sub-Advisory and Sub-Subadvisory Agreements

Strategic Advisers Core Income Fund

In March 2022, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve: (i) a new sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), BlackRock Investment Management, LLC (BlackRock), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (BlackRock Sub-Advisory Agreement); (ii) a new sub-subadvisory agreement among BlackRock, BlackRock International Limited (BIL), and the Trust on behalf of the fund (BIL Sub-Subadvisory Agreement); and (iii) a new sub-subadvisory agreement among BlackRock, BlackRock (Singapore) Limited (BSL), and the Trust on behalf of the fund (BSL Sub-Subadvisory Agreement and together with the BIL Sub-Subadvisory Agreement, the Sub-Subadvisory Agreements; and the Sub-Subadvisory Agreements together with the BlackRock Sub-Advisory Agreement, the New Agreements). BlackRock, BIL, and BSL are collectively referred to herein as the Sub-Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve each New Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each New Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under each New Agreements bear a reasonable relationship to the services to be rendered. The Board's decision to approve each New Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also considered the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structures of the investment personnel compensation programs and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Sub-Advisers' investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that the Sub-Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Sub-Advisers' trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process. The Board also considered the Sub-Advisers' investments in business continuity planning, including in connection with the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered: (i) the nature, extent, quality, and cost of advisory services to be performed by the Sub-Advisers under the New Agreements; and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board considered the historical investment performance of the Sub-Advisers and their portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Agreements should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  With respect to the BlackRock Sub-Advisory Agreement, the Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to BlackRock. The Board also considered the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring BlackRock.

With respect to the Sub-Subadvisory Agreements, the Board considered that BlackRock, and not the fund, will compensate each of BIL and BSL under the terms of the applicable Sub-Subadvisory Agreement, and that the fund and Strategic Advisers are not responsible for any such fees or expenses.

The Board noted that the New Agreements will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board further considered that after allocating assets to BlackRock, the fund's management fee and total net expenses are expected to increase but are each expected to continue to rank below the competitive peer group medians reported in the June 2021 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because each New Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the New Agreements.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the New Agreements will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to BlackRock as assets allocated to BlackRock grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Sub-Subadvisory Agreements because the fund will not bear any additional management fees or expenses under those agreements.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each New Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each New Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of each New Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

SSC-SANN-1022
1.912889.112

Strategic Advisers® Income Opportunities Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report

August 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2022

(excluding cash equivalents)	% of fund's net assets
Artisan High Income Fund Investor Shares	13.4
BlackRock High Yield Bond Portfolio Class K	10.0
Fidelity Capital & Income Fund	9.1
MainStay High Yield Corporate Bond Fund Class A	8.2
Vanguard High-Yield Corporate Fund Admiral Shares	6.8
Eaton Vance Income Fund of Boston Class A	6.3
U.S. Treasury Obligations	2.4
CCO Holdings LLC/CCO Holdings Capital Corp.	0.9
Tenet Healthcare Corp.	0.6
CSC Holdings LLC	0.6

Asset Allocation (% of fund's net assets)

As of August 31, 2022
Corporate Bonds	37.0%
U.S. Government and U.S. Government Agency Obligations	2.4%
Municipal Securities	0.1%
High Yield Fixed-Income Funds	53.8%
Stocks	1.3%
Other Investments	3.5%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 37.0%
		Principal Amount(a)	Value
Convertible Bonds - 0.5%
COMMUNICATION SERVICES - 0.2%
Media - 0.2%
DISH Network Corp.:
2.375% 3/15/24		1,512,000	1,364,580
3.375% 8/15/26		2,415,000	1,737,741
			3,102,321
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		368,047	2,497,677
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		635,565	4,313,135
			6,810,812

TOTAL CONVERTIBLE BONDS			9,913,133

Nonconvertible Bonds - 36.5%
COMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 1.3%
Altice France SA:
5.125% 1/15/29 (d)		992,000	770,365
5.125% 7/15/29 (d)		975,000	740,669
5.5% 1/15/28 (d)		740,000	602,238
5.5% 10/15/29 (d)		1,580,000	1,247,726
8.125% 2/1/27 (d)		1,200,000	1,135,536
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		1,890,000	1,667,925
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		1,527,000	1,332,659
5.625% 9/15/28 (d)		300,000	244,445
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (d)		1,100,000	1,007,311
Consolidated Communications, Inc. 5% 10/1/28 (d)		570,000	439,079
Embarq Corp. 7.995% 6/1/36		825,000	641,454
Frontier Communications Holdings LLC:
5% 5/1/28 (d)		515,000	451,377
5.875% 10/15/27 (d)		364,000	339,521
5.875% 11/1/29		515,000	420,369
6% 1/15/30 (d)		845,000	696,297
8.75% 5/15/30 (d)		420,000	432,340
Holdco SASU:
6.5% 10/15/26 (d)		2,340,000	2,138,245
7% 10/15/28 (d)		375,000	344,018
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)		807,000	647,706
3.75% 7/15/29 (d)		795,000	638,290
4.25% 7/1/28 (d)		805,000	669,156
5.375% 5/1/25		1,000,000	1,000,148
Lumen Technologies, Inc.:
4.5% 1/15/29 (d)		1,520,000	1,133,905
5.125% 12/15/26 (d)		710,000	613,500
Sprint Capital Corp.:
6.875% 11/15/28		970,000	1,024,267
8.75% 3/15/32		1,100,000	1,327,942
Switch Ltd. 4.125% 6/15/29 (d)		100,000	99,750
Telecom Italia Capital SA:
6% 9/30/34		342,000	276,165
7.2% 7/18/36		353,000	301,233
7.721% 6/4/38		200,000	171,020
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		200,000	182,000
Virgin Media Finance PLC 5% 7/15/30 (d)		335,000	264,633
Windstream Escrow LLC 7.75% 8/15/28 (d)		1,285,000	1,104,562
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)		780,000	664,950
6.125% 3/1/28 (d)		933,000	714,473
			25,485,274
Entertainment - 0.3%
AMC Entertainment Holdings, Inc. 10% 6/15/26 pay-in-kind (d)(e)		562,120	451,804
Cinemark U.S.A., Inc. 5.25% 7/15/28 (d)		1,010,000	818,171
Live Nation Entertainment, Inc. 4.75% 10/15/27 (d)		665,000	605,150
Netflix, Inc. 6.375% 5/15/29		960,000	992,523
Playtika Holding Corp. 4.25% 3/15/29 (d)		770,000	656,733
Roblox Corp. 3.875% 5/1/30 (d)		1,440,000	1,201,206
			4,725,587
Interactive Media & Services - 0.0%
ZipRecruiter, Inc. 5% 1/15/30 (d)		425,000	352,750
Media - 4.0%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		1,459,000	1,254,740
Altice Financing SA:
5% 1/15/28 (d)		1,715,000	1,383,817
5.75% 8/15/29 (d)		2,590,000	2,089,120
Altice France Holding SA:
6% 2/15/28 (d)		3,580,000	2,434,400
10.5% 5/15/27 (d)		965,000	833,154
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		4,975,000	4,059,326
4.5% 8/15/30 (d)		2,943,000	2,474,989
4.5% 5/1/32		5,320,000	4,317,074
4.5% 6/1/33 (d)		1,970,000	1,546,450
4.75% 3/1/30 (d)		732,000	629,180
5.375% 6/1/29 (d)		1,585,000	1,448,064
6.375% 9/1/29 (d)		3,090,000	3,001,163
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27 (d)		705,000	631,419
7.5% 6/1/29 (d)		510,000	410,027
7.75% 4/15/28 (d)		995,000	809,238
CSC Holdings LLC:
4.125% 12/1/30 (d)		1,152,000	933,120
4.5% 11/15/31 (d)		100,000	80,223
4.625% 12/1/30 (d)		4,632,000	3,311,880
5.375% 2/1/28 (d)		931,000	845,683
5.75% 1/15/30 (d)		4,090,000	3,167,460
6.5% 2/1/29 (d)		1,830,000	1,697,325
7.5% 4/1/28 (d)		1,395,000	1,240,002
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375% 8/15/26 (d)		6,605,000	1,254,950
6.625% 8/15/27 (d)		15,605,000	1,424,112
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (d)		675,000	617,625
DISH DBS Corp.:
5.125% 6/1/29		2,920,000	1,730,100
5.25% 12/1/26 (d)		1,170,000	965,981
5.75% 12/1/28 (d)		1,735,000	1,332,249
7.375% 7/1/28		1,865,000	1,221,575
7.75% 7/1/26		3,499,000	2,758,682
Dolya Holdco 18 DAC 5% 7/15/28 (d)		747,000	637,971
Gray Escrow II, Inc. 5.375% 11/15/31 (d)		1,690,000	1,428,354
Gray Television, Inc. 7% 5/15/27 (d)		700,000	690,113
iHeartCommunications, Inc.:
5.25% 8/15/27 (d)		465,000	417,172
8.375% 5/1/27		3,675,000	3,236,867
Lamar Media Corp. 4.875% 1/15/29		897,000	832,838
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (d)		310,000	292,590
Midas Opco Holdings LLC 5.625% 8/15/29 (d)		1,970,000	1,670,659
News Corp.:
3.875% 5/15/29 (d)		375,000	326,250
5.125% 2/15/32 (d)		505,000	464,600
Nexstar Broadcasting, Inc. 4.75% 11/1/28 (d)		625,000	565,625
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		1,197,000	1,031,814
6.5% 9/15/28 (d)		2,890,000	2,152,299
Scripps Escrow, Inc. 5.875% 7/15/27 (d)		1,325,000	1,199,092
Sirius XM Radio, Inc.:
4% 7/15/28 (d)		2,385,000	2,077,991
4.125% 7/1/30 (d)		1,725,000	1,461,541
5.5% 7/1/29 (d)		495,000	462,865
TEGNA, Inc. 5% 9/15/29		380,000	363,740
Townsquare Media, Inc. 6.875% 2/1/26 (d)		870,000	813,955
Univision Communications, Inc.:
4.5% 5/1/29 (d)		695,000	607,951
5.125% 2/15/25 (d)		400,000	386,370
6.625% 6/1/27 (d)		2,095,000	2,021,718
7.375% 6/30/30 (d)		675,000	669,958
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)		150,000	124,905
VZ Secured Financing BV 5% 1/15/32 (d)		1,450,000	1,182,258
Ziggo Bond Co. BV 5.125% 2/28/30 (d)		110,000	88,055
Ziggo BV 4.875% 1/15/30 (d)		170,000	143,514
			75,254,193
Wireless Telecommunication Services - 0.5%
Digicel Group Ltd. 6.75% 3/1/23 (d)		7,925,000	5,001,864
Digicel International Finance Ltd. / Digicel International Holdings Ltd. 8% 12/31/26 (d)		1,250,000	803,125
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (c)(f)		3,685,000	0
6.5% 3/15/30 (d)		3,175,000	2,878,074
8.5% 10/15/24 (c)(d)(f)		7,200,000	1
9.75% 7/15/25 (c)(d)(f)		50,000	0
Millicom International Cellular SA:
4.5% 4/27/31 (d)		235,000	192,891
5.125% 1/15/28 (d)		36,000	33,021
Sprint Communications, Inc. 6% 11/15/22		1,000,000	1,002,080
Telesat Canada/Telesat LLC 6.5% 10/15/27 (d)		865,000	357,662
			10,268,718
TOTAL COMMUNICATION SERVICES			116,086,522
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.8%
Adient Global Holdings Ltd. 4.875% 8/15/26 (d)		1,225,000	1,133,664
Albion Financing 1 SARL 6.125% 10/15/26 (d)		805,000	716,926
Albion Financing 2 SARL 8.75% 4/15/27 (d)		370,000	334,011
Allison Transmission, Inc. 3.75% 1/30/31 (d)		138,000	111,826
American Axle & Manufacturing, Inc. 6.25% 3/15/26		450,000	433,816
Cooper Standard Auto, Inc. 5.625% 11/15/26 (d)		450,000	219,688
Dana, Inc.:
4.25% 9/1/30		1,275,000	1,029,108
5.625% 6/15/28		1,725,000	1,547,824
Dornoch Debt Merger Sub, Inc. 6.625% 10/15/29 (d)		580,000	452,400
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		346,000	304,480
Panther BF Aggregator 2 LP / Panther Finance Co., Inc. 8.5% 5/15/27 (d)		1,270,000	1,247,902
Patrick Industries, Inc.:
4.75% 5/1/29 (d)		650,000	532,188
7.5% 10/15/27 (d)		175,000	164,028
Tenneco, Inc.:
5% 7/15/26		1,500,000	1,432,441
7.875% 1/15/29 (d)		2,047,000	2,034,729
The Goodyear Tire & Rubber Co.:
5% 7/15/29		990,000	887,486
5.25% 4/30/31		1,150,000	1,003,114
5.25% 7/15/31		1,620,000	1,396,181
5.625% 4/30/33		270,000	233,550
			15,215,362
Automobiles - 0.6%
Ford Motor Co.:
4.75% 1/15/43		3,613,000	2,702,705
5.291% 12/8/46		1,400,000	1,123,500
6.1% 8/19/32		2,200,000	2,142,272
9.625% 4/22/30		1,175,000	1,374,758
PM General Purchaser LLC 9.5% 10/1/28 (d)		880,000	762,275
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (d)(g)(h)		4,585,000	4,252,588
			12,358,098
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		1,165,000	1,106,750
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		675,000	638,423
Service Corp. International:
4% 5/15/31		605,000	517,133
5.125% 6/1/29		460,000	435,809
Sotheby's 7.375% 10/15/27 (d)		605,000	570,346
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		640,000	616,941
			3,885,402
Hotels, Restaurants & Leisure - 2.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)		809,000	656,556
Affinity Gaming LLC 6.875% 12/15/27 (d)		645,000	560,108
Caesars Entertainment, Inc. 8.125% 7/1/27 (d)		3,460,000	3,399,346
Carnival Corp.:
5.75% 3/1/27 (d)		700,000	545,573
6% 5/1/29 (d)		790,000	596,727
6.65% 1/15/28		110,000	78,881
7.625% 3/1/26 (d)		2,810,000	2,388,500
10.5% 6/1/30 (d)		785,000	718,275
Carrols Restaurant Group, Inc. 5.875% 7/1/29 (d)		875,000	656,327
CCM Merger, Inc. 6.375% 5/1/26 (d)		1,450,000	1,362,663
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)		1,260,000	1,167,377
Cedar Fair LP 5.25% 7/15/29		420,000	382,334
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		715,000	674,603
Cirsa Finance International SARL 4.5% 3/15/27 (d)	EUR	515,000	435,259
Dave & Buster's, Inc. 7.625% 11/1/25 (d)		700,000	704,344
Everi Holdings, Inc. 5% 7/15/29 (d)		250,000	224,543
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)		2,055,000	1,675,729
Garden SpinCo Corp. 8.625% 7/20/30 (d)		115,000	122,475
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		486,000	496,935
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)		1,750,000	1,412,801
3.75% 5/1/29 (d)		300,000	258,831
4% 5/1/31 (d)		930,000	785,988
International Game Technology PLC:
5.25% 1/15/29 (d)		660,000	617,093
6.25% 1/15/27 (d)		1,610,000	1,576,689
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		940,000	834,250
Marriott International, Inc. 5.75% 5/1/25		8,000	8,226
MGM China Holdings Ltd.:
4.75% 2/1/27 (d)		705,000	550,693
5.375% 5/15/24 (d)		400,000	352,000
5.875% 5/15/26 (d)		515,000	427,450
MGM Resorts International:
4.75% 10/15/28		1,973,000	1,734,262
5.5% 4/15/27		384,000	355,577
Midwest Gaming Borrower LLC / Midwest Gaming Financial Corp. 4.875% 5/1/29 (d)		1,815,000	1,592,663
Motion Bondco DAC 6.625% 11/15/27 (d)		1,475,000	1,266,914
NCL Corp. Ltd.:
3.625% 12/15/24 (d)		242,000	209,710
5.875% 3/15/26 (d)		790,000	638,830
5.875% 2/15/27 (d)		730,000	661,617
7.75% 2/15/29 (d)		1,020,000	828,826
NCL Finance Ltd. 6.125% 3/15/28 (d)		395,000	306,714
Penn Entertainment, Inc. 5.625% 1/15/27 (d)		1,650,000	1,509,255
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)		485,000	358,231
5.875% 9/1/31 (d)		2,085,000	1,457,061
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)		640,000	491,692
5.375% 7/15/27 (d)		720,000	557,017
5.5% 8/31/26 (d)		1,800,000	1,438,812
5.5% 4/1/28 (d)		1,820,000	1,399,726
9.125% 6/15/23 (d)		5,000	5,050
11.625% 8/15/27 (d)		625,000	614,163
Sands China Ltd.:
4.875% 6/18/30		200,000	159,500
5.9% 8/8/28		1,085,000	919,538
Scientific Games Corp. 7.25% 11/15/29 (d)		2,200,000	2,163,546
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)		1,175,000	1,023,519
Six Flags Entertainment Corp. 5.5% 4/15/27 (d)		275,000	252,174
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		505,000	467,836
Viking Cruises Ltd. 5.875% 9/15/27 (d)		330,000	266,152
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		845,000	690,585
Voc Escrow Ltd. 5% 2/15/28 (d)		630,000	532,350
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		215,000	192,288
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)		540,000	487,042
Wynn Macau Ltd.:
5.125% 12/15/29 (d)		875,000	595,000
5.5% 1/15/26 (d)		945,000	732,375
5.5% 10/1/27 (d)		2,265,000	1,630,800
5.625% 8/26/28 (d)		200,000	140,000
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.:
5.125% 10/1/29 (d)		475,000	398,516
7.75% 4/15/25 (d)		479,000	477,403
Yum! Brands, Inc.:
4.625% 1/31/32		430,000	379,892
5.35% 11/1/43		845,000	730,925
6.875% 11/15/37		1,170,000	1,230,063
			52,566,200
Household Durables - 0.7%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (d)		400,000	313,929
4.625% 4/1/30 (d)		1,000,000	788,871
6.625% 1/15/28 (d)		25,000	22,443
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27		125,000	102,813
7.25% 10/15/29		2,900,000	2,485,045
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30 (d)		1,079,000	830,706
5% 6/15/29 (d)		830,000	660,265
6.25% 9/15/27 (d)		1,578,000	1,402,282
Castle UK Finco PLC:
3 month EURIBOR + 5.250% 5.571% 5/15/28 (d)(g)(h)	EUR	350,000	301,969
7% 5/15/29 (d)	GBP	295,000	273,819
Century Communities, Inc.:
3.875% 8/15/29 (d)		25,000	20,094
6.75% 6/1/27		300,000	294,181
KB Home:
4% 6/15/31		975,000	769,095
4.8% 11/15/29		875,000	754,254
M/I Homes, Inc. 4.95% 2/1/28		1,335,000	1,178,316
STL Holding Co. LLC 7.5% 2/15/26 (d)		1,250,000	1,100,000
SWF Escrow Issuer Corp. 6.5% 10/1/29 (d)		1,925,000	1,390,235
TopBuild Corp. 4.125% 2/15/32 (d)		625,000	514,749
TRI Pointe Homes, Inc. 5.7% 6/15/28		1,080,000	978,473
			14,181,539
Internet & Direct Marketing Retail - 0.4%
Match Group Holdings II LLC:
4.125% 8/1/30 (d)		1,769,000	1,463,746
4.625% 6/1/28 (d)		500,000	445,000
5% 12/15/27 (d)		35,000	32,288
5.625% 2/15/29 (d)		160,000	149,425
Millennium Escrow Corp. 6.625% 8/1/26 (d)		545,000	442,276
Photo Holdings Merger Sub, Inc. 8.5% 10/1/26 (d)		1,340,000	1,000,666
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		3,484,000	2,996,328
Uber Technologies, Inc. 8% 11/1/26 (d)		765,000	772,859
			7,302,588
Leisure Products - 0.1%
Mattel, Inc.:
3.375% 4/1/26 (d)		60,000	54,515
3.75% 4/1/29 (d)		570,000	507,870
Vista Outdoor, Inc. 4.5% 3/15/29 (d)		570,000	424,319
			986,704
Multiline Retail - 0.1%
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2/15/26 (d)		765,000	707,628
Nordstrom, Inc.:
4.25% 8/1/31		740,000	542,050
4.375% 4/1/30		495,000	377,096
			1,626,774
Specialty Retail - 0.8%
At Home Group, Inc.:
4.875% 7/15/28 (d)		250,000	183,083
7.125% 7/15/29 (d)		1,405,000	899,200
Bath & Body Works, Inc.:
6.625% 10/1/30 (d)		780,000	708,599
6.694% 1/15/27		400,000	389,160
6.95% 3/1/33		365,000	299,868
7.5% 6/15/29		230,000	221,214
Carvana Co.:
4.875% 9/1/29 (d)		545,000	309,838
5.5% 4/15/27 (d)		440,000	285,186
5.875% 10/1/28 (d)		240,000	144,000
Constellation Automotive Financing PLC 4.875% 7/15/27 (d)	GBP	360,000	326,624
Foot Locker, Inc. 4% 10/1/29 (d)		1,020,000	831,300
Gap, Inc.:
3.625% 10/1/29 (d)		246,000	171,337
3.875% 10/1/31 (d)		1,325,000	918,907
Jaguar Land Rover Automotive PLC:
5.875% 1/15/28 (d)		845,000	642,707
7.75% 10/15/25 (d)		550,000	503,792
LBM Acquisition LLC 6.25% 1/15/29 (d)		1,515,000	1,132,100
LCM Investments Holdings 4.875% 5/1/29 (d)		1,310,000	1,093,594
Metis Merger Sub LLC 6.5% 5/15/29 (d)		2,310,000	1,986,653
Michaels Companies, Inc. 7.875% 5/1/29 (d)		220,000	146,300
Park River Holdings, Inc. 5.625% 2/1/29 (d)		3,800,000	2,755,743
PetSmart, Inc. / PetSmart Finance Corp. 7.75% 2/15/29 (d)		1,000,000	942,490
Specialty Building Products Holdings LLC 6.375% 9/30/26 (d)		665,000	599,051
			15,490,746
Textiles, Apparel & Luxury Goods - 0.3%
ASP Unifrax Holdings, Inc. 5.25% 9/30/28 (d)		625,000	501,390
Hanesbrands, Inc. 4.875% 5/15/26 (d)		650,000	598,026
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		745,000	635,371
Levi Strauss & Co. 3.5% 3/1/31 (d)		615,000	516,557
The William Carter Co. 5.625% 3/15/27 (d)		200,000	193,126
Wolverine World Wide, Inc. 4% 8/15/29 (d)		3,270,000	2,661,778
			5,106,248
TOTAL CONSUMER DISCRETIONARY			128,719,661
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)		575,000	491,508
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		1,440,000	1,181,088
			1,672,596
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		1,100,000	903,980
4.875% 2/15/30 (d)		1,600,000	1,401,200
C&S Group Enterprises LLC 5% 12/15/28 (d)		1,885,000	1,393,563
Iceland Bondco PLC 4.625% 3/15/25 (Reg. S)	GBP	670,000	563,907
New Albertsons LP 7.45% 8/1/29		615,000	603,361
Performance Food Group, Inc. 5.5% 10/15/27 (d)		124,000	116,886
U.S. Foods, Inc.:
4.625% 6/1/30 (d)		370,000	319,125
4.75% 2/15/29 (d)		685,000	610,482
			5,912,504
Food Products - 0.3%
B&G Foods, Inc. 5.25% 9/15/27		1,165,000	970,847
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (d)		100,000	87,513
7.5% 4/15/25 (d)		310,000	294,406
Darling Ingredients, Inc. 6% 6/15/30 (d)		820,000	821,033
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		200,000	200,000
6.5% 4/15/29 (d)		772,000	800,881
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (d)		1,055,000	950,819
4.375% 1/31/32 (d)		350,000	309,786
Post Holdings, Inc.:
4.5% 9/15/31 (d)		1,175,000	999,067
4.625% 4/15/30 (d)		474,000	411,652
5.5% 12/15/29 (d)		239,000	219,021
			6,065,025
Household Products - 0.1%
Diamond BC BV 4.625% 10/1/29 (d)		640,000	545,638
Energizer Holdings, Inc.:
4.375% 3/31/29 (d)		25,000	20,336
4.75% 6/15/28 (d)		559,000	465,055
Spectrum Brands Holdings, Inc. 5.5% 7/15/30 (d)		10,000	8,615
			1,039,644
Personal Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (d)		780,000	744,892
Tobacco - 0.0%
Vector Group Ltd. 5.75% 2/1/29 (d)		281,000	243,571
TOTAL CONSUMER STAPLES			15,678,232
ENERGY - 4.6%
Energy Equipment & Services - 0.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (d)		505,000	473,438
Exterran Energy Solutions LP 8.125% 5/1/25		575,000	559,593
Nabors Industries Ltd. 7.5% 1/15/28 (d)		605,000	533,428
Nabors Industries, Inc.:
5.75% 2/1/25		2,000,000	1,843,660
7.375% 5/15/27 (d)		75,000	72,375
Precision Drilling Corp.:
6.875% 1/15/29 (d)		25,000	22,970
7.125% 1/15/26 (d)		1,000,000	955,767
Transocean Guardian Ltd. 5.875% 1/15/24 (d)		507,513	480,868
Transocean Pontus Ltd. 6.125% 8/1/25 (d)		232,400	222,523
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		422,250	406,598
Transocean, Inc.:
7.5% 1/15/26 (d)		36,000	27,742
8% 2/1/27 (d)		75,000	55,688
11.5% 1/30/27 (d)		500,000	481,953
			6,136,603
Oil, Gas & Consumable Fuels - 4.3%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (d)		1,565,000	1,564,343
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (d)		21,000	19,255
5.75% 1/15/28 (d)		800,000	758,384
Antero Resources Corp. 7.625% 2/1/29 (d)		40,000	40,687
Apache Corp. 4.25% 1/15/30		290,000	261,905
Ascent Resources - Utica LLC/ARU Finance Corp. 7% 11/1/26 (d)		411,000	399,698
Athabasca Oil Corp. 9.75% 11/1/26 (d)		791,000	838,460
Cheniere Energy Partners LP 4% 3/1/31		1,010,000	885,013
Chesapeake Energy Corp.:
5.875% 2/1/29 (d)		500,000	477,225
6.75% 4/15/29 (d)		2,685,000	2,621,364
Citgo Holding, Inc. 9.25% 8/1/24 (d)		995,000	991,617
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		676,000	643,347
7% 6/15/25 (d)		1,160,000	1,128,065
CNX Resources Corp. 7.25% 3/14/27 (d)		1,021,000	1,013,598
Colgate Energy Partners III LLC:
5.875% 7/1/29 (d)		670,000	624,775
7.75% 2/15/26 (d)		25,000	24,978
Comstock Resources, Inc.:
5.875% 1/15/30 (d)		1,435,000	1,312,901
6.75% 3/1/29 (d)		1,365,000	1,302,858
Coronado Finance Pty Ltd. 10.75% 5/15/26 (d)		923,000	959,920
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		979,000	912,918
5.75% 4/1/25		648,000	624,526
6% 2/1/29 (d)		815,000	752,856
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (d)		1,000,000	918,447
5.625% 10/15/25 (d)		60,000	59,082
CVR Energy, Inc.:
5.25% 2/15/25 (d)		394,000	371,684
5.75% 2/15/28 (d)		677,000	616,070
DCP Midstream Operating LP:
5.625% 7/15/27		10,000	10,125
6.75% 9/15/37 (d)		865,000	917,955
8.125% 8/16/30		570,000	642,105
Delek Logistics Partners LP 7.125% 6/1/28 (d)		665,000	621,310
DT Midstream, Inc. 4.125% 6/15/29 (d)		485,000	425,820
Ecopetrol SA:
5.875% 5/28/45		595,000	409,244
6.875% 4/29/30		740,000	685,891
EG Global Finance PLC:
6.25% 10/30/25 (Reg. S)	EUR	100,000	93,789
6.75% 2/7/25 (d)		1,575,000	1,488,075
8.5% 10/30/25 (d)		1,364,000	1,273,703
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		1,990,000	1,962,936
EnLink Midstream LLC 5.625% 1/15/28 (d)		390,000	374,654
EQM Midstream Partners LP:
6% 7/1/25 (d)		25,000	24,110
6.5% 7/1/27 (d)		760,000	733,589
7.5% 6/1/27 (d)		410,000	405,424
7.5% 6/1/30 (d)		410,000	407,052
EQT Corp. 7% 2/1/30		1,260,000	1,348,307
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		323,000	295,616
7% 8/1/27		387,000	365,639
Golar LNG Ltd. 7% 10/20/25 (d)		635,000	622,300
Gulfport Energy Corp. 8% 5/17/26 (d)		405,000	407,697
Harvest Midstream I LP 7.5% 9/1/28 (d)		240,000	227,073
Hess Midstream Partners LP 5.125% 6/15/28 (d)		620,000	575,825
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)		415,000	377,768
6% 4/15/30 (d)		425,000	391,268
6% 2/1/31 (d)		1,405,000	1,270,296
6.25% 11/1/28 (d)		2,290,000	2,163,913
6.25% 4/15/32 (d)		625,000	560,213
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		335,000	311,942
Independence Energy Finance LLC 7.25% 5/1/26 (d)		1,640,000	1,568,922
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (d)		2,260,000	2,181,375
MEG Energy Corp.:
5.875% 2/1/29 (d)		531,000	493,830
7.125% 2/1/27 (d)		702,000	709,371
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(f)		3,242,000	0
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		275,000	232,298
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)		3,035,000	2,875,207
6.75% 9/15/25 (d)		2,759,000	2,668,919
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		3,015,000	2,758,725
Occidental Petroleum Corp.:
6.125% 1/1/31		655,000	680,715
6.2% 3/15/40		940,000	954,100
6.375% 9/1/28		680,000	710,235
6.45% 9/15/36		145,000	154,960
6.625% 9/1/30		120,000	128,196
7.5% 5/1/31		1,315,000	1,481,209
7.875% 9/15/31		700,000	806,785
7.95% 6/15/39		1,225,000	1,451,502
8.875% 7/15/30		1,155,000	1,349,271
Parkland Corp.:
4.5% 10/1/29 (d)		250,000	211,533
4.625% 5/1/30 (d)		225,000	193,138
Petroleos Mexicanos:
6.625% 6/15/35		1,005,000	718,625
7.69% 1/23/50		665,000	453,863
Range Resources Corp.:
4.75% 2/15/30 (d)		1,260,000	1,167,403
8.25% 1/15/29		520,000	545,844
Rockcliff Energy II LLC 5.5% 10/15/29 (d)		640,000	591,430
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)		100,000	83,875
4.95% 7/15/29 (d)		520,000	469,024
6.875% 4/15/40 (d)		135,000	112,362
7.5% 7/15/38 (d)		1,550,000	1,354,641
SM Energy Co. 5.625% 6/1/25		395,000	384,138
Southwestern Energy Co.:
4.75% 2/1/32		1,515,000	1,350,413
5.375% 3/15/30		925,000	866,984
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		1,285,000	1,091,722
4.5% 4/30/30		850,000	725,050
5.875% 3/15/28		140,000	130,176
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)		603,000	521,382
6% 3/1/27 (d)		2,365,000	2,158,063
6% 12/31/30 (d)		2,840,000	2,485,749
6% 9/1/31 (d)		2,345,000	2,051,875
7.5% 10/1/25 (d)		620,000	620,775
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 1/15/29		540,000	551,832
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)		430,000	375,175
4.125% 8/15/31 (d)		1,690,000	1,466,804
Vermilion Energy, Inc. 6.875% 5/1/30 (d)		785,000	762,439
			82,167,550
TOTAL ENERGY			88,304,153
FINANCIALS - 2.8%
Capital Markets - 0.4%
AssuredPartners, Inc. 5.625% 1/15/29 (d)		290,000	241,051
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		300,000	247,376
Coinbase Global, Inc.:
3.375% 10/1/28 (d)		1,200,000	775,507
3.625% 10/1/31 (d)		900,000	547,952
Hightower Holding LLC 6.75% 4/15/29 (d)		805,000	676,568
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		1,100,000	996,699
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (d)		1,100,000	940,049
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)		460,000	364,338
LPL Holdings, Inc.:
4% 3/15/29 (d)		530,000	469,273
4.375% 5/15/31 (d)		240,000	211,212
MSCI, Inc.:
3.25% 8/15/33 (d)		970,000	769,884
4% 11/15/29 (d)		555,000	494,011
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30 (d)		695,000	597,700
7.875% 5/1/27 (d)		995,000	911,629
			8,243,249
Consumer Finance - 0.9%
Bread Financial Holdings, Inc. 4.75% 12/15/24 (d)		450,000	398,693
Cobra AcquisitionCo LLC 6.375% 11/1/29 (d)		630,000	459,900
Ford Motor Credit Co. LLC:
2.9% 2/10/29		670,000	542,198
3.815% 11/2/27		330,000	290,466
4.95% 5/28/27		815,000	765,142
goeasy Ltd. 4.375% 5/1/26 (d)		725,000	650,499
LFS Topco LLC 5.875% 10/15/26 (d)		775,000	630,956
Navient Corp.:
4.875% 3/15/28		630,000	514,612
5% 3/15/27		950,000	813,313
5.5% 3/15/29		1,845,000	1,494,519
6.75% 6/15/26		700,000	663,838
OneMain Finance Corp.:
3.5% 1/15/27		1,130,000	932,691
3.875% 9/15/28		1,115,000	869,700
4% 9/15/30		300,000	223,529
5.375% 11/15/29		3,170,000	2,625,426
6.625% 1/15/28		1,751,000	1,600,878
6.875% 3/15/25		490,000	476,292
7.125% 3/15/26		1,184,000	1,113,807
PROG Holdings, Inc. 6% 11/15/29 (d)		1,000,000	837,200
SLM Corp. 4.2% 10/29/25		495,000	453,885
			16,357,544
Diversified Financial Services - 0.7%
Altus Midstream LP 5.875% 6/15/30 (d)		1,885,000	1,793,219
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		800,000	680,424
5.25% 5/15/27		1,246,000	1,132,303
6.25% 5/15/26		1,695,000	1,624,886
MidCap Financial Issuer Trust:
5.625% 1/15/30 (d)		465,000	354,786
6.5% 5/1/28 (d)		1,220,000	1,046,150
MPH Acquisition Holdings LLC 5.5% 9/1/28 (d)		350,000	298,375
P&L Development LLC/PLD Finance Corp. 7.75% 11/15/25 (d)		890,000	633,733
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (d)		775,000	689,212
United Shore Financial Services LLC:
5.5% 4/15/29 (d)		525,000	408,408
5.75% 6/15/27 (d)		740,000	609,497
Venator Finance SARL/Venator Capital Management Ltd.:
5.75% 7/15/25 (d)		625,000	459,375
9.5% 7/1/25 (d)		825,000	812,625
Verscend Escrow Corp. 9.75% 8/15/26 (d)		1,490,000	1,504,289
VMED O2 UK Financing I PLC:
4.25% 1/31/31 (d)		542,000	437,090
4.75% 7/15/31 (d)		1,850,000	1,522,781
			14,007,153
Insurance - 0.4%
Acrisure LLC / Acrisure Finance, Inc. 10.125% 8/1/26 (d)		1,440,000	1,440,654
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)		879,000	791,777
5.875% 11/1/29 (d)		780,000	670,924
6.75% 10/15/27 (d)		1,351,000	1,227,113
AmWINS Group, Inc. 4.875% 6/30/29 (d)		680,000	591,618
GTCR AP Finance, Inc. 8% 5/15/27 (d)		795,000	770,201
HUB International Ltd.:
5.625% 12/1/29 (d)		695,000	607,883
7% 5/1/26 (d)		1,180,000	1,156,111
Ryan Specialty Group LLC 4.375% 2/1/30 (d)		390,000	351,488
			7,607,769
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.:
3.75% 12/31/24 (d)		10,000	9,318
4.375% 1/15/27 (d)		765,000	680,850
			690,168
Thrifts & Mortgage Finance - 0.3%
Enact Holdings, Inc. 6.5% 8/15/25 (d)		1,100,000	1,050,500
Freedom Mortgage Corp. 7.625% 5/1/26 (d)		250,000	204,529
Home Point Capital, Inc. 5% 2/1/26 (d)		690,000	489,900
LD Holdings Group LLC 6.125% 4/1/28 (d)		1,400,000	743,563
Nationstar Mortgage Holdings, Inc.:
5.125% 12/15/30 (d)		1,415,000	1,114,245
5.5% 8/15/28 (d)		1,068,000	892,818
PennyMac Financial Services, Inc.:
4.25% 2/15/29 (d)		1,315,000	1,028,330
5.375% 10/15/25 (d)		585,000	535,275
			6,059,160
TOTAL FINANCIALS			52,965,043
HEALTH CARE - 3.1%
Biotechnology - 0.1%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		997,000	697,900
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		720,000	600,228
			1,298,128
Health Care Equipment & Supplies - 0.5%
AdaptHealth LLC:
4.625% 8/1/29 (d)		1,713,000	1,426,449
5.125% 3/1/30 (d)		440,000	375,650
6.125% 8/1/28 (d)		285,000	262,224
Avantor Funding, Inc.:
3.875% 11/1/29 (d)		310,000	268,206
4.625% 7/15/28 (d)		1,025,000	932,627
Embecta Corp.:
5% 2/15/30 (d)		1,200,000	1,052,112
6.75% 2/15/30 (d)		25,000	23,783
Hologic, Inc.:
3.25% 2/15/29 (d)		785,000	669,177
4.625% 2/1/28 (d)		110,000	102,438
Mozart Borrower LP:
3.875% 4/1/29 (d)		353,000	299,168
5.25% 10/1/29 (d)		5,495,000	4,618,108
Teleflex, Inc. 4.25% 6/1/28 (d)		270,000	245,306
			10,275,248
Health Care Providers & Services - 1.8%
180 Medical, Inc. 3.875% 10/15/29 (d)		480,000	417,885
AMN Healthcare 4% 4/15/29 (d)		1,572,000	1,351,920
Cano Health, Inc. 6.25% 10/1/28 (d)		550,000	493,956
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		615,000	454,116
5.25% 5/15/30 (d)		1,570,000	1,189,322
5.625% 3/15/27 (d)		515,000	436,717
6% 1/15/29 (d)		990,000	812,552
6.125% 4/1/30 (d)		2,260,000	1,400,522
6.875% 4/15/29 (d)		865,000	540,625
8% 3/15/26 (d)		245,000	229,075
8% 12/15/27 (d)		1,195,000	1,037,475
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)		2,325,000	1,710,677
4.625% 6/1/30 (d)		3,362,000	2,706,544
HCA Holdings, Inc. 7.69% 6/15/25		525,000	557,416
HealthEquity, Inc. 4.5% 10/1/29 (d)		240,000	211,090
LifePoint Health, Inc. 6.75% 4/15/25 (d)		79,000	77,546
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		435,000	383,600
Molina Healthcare, Inc. 3.875% 11/15/30 (d)		605,000	523,658
Option Care Health, Inc. 4.375% 10/31/29 (d)		1,190,000	1,046,569
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (d)		600,000	511,482
Prime Healthcare Services 7.25% 11/1/25 (d)		1,400,000	1,239,000
Radiology Partners, Inc. 9.25% 2/1/28 (d)		1,525,000	1,136,417
Regionalcare Hospital Partners 9.75% 12/1/26 (d)		1,373,000	1,308,270
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (d)		1,000,000	758,010
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		575,000	513,279
Select Medical Corp. 6.25% 8/15/26 (d)		855,000	817,944
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)		3,425,000	2,953,532
4.375% 1/15/30 (d)		1,775,000	1,553,125
4.625% 6/15/28 (d)		714,000	649,022
6.125% 10/1/28 (d)		2,530,000	2,321,275
6.125% 6/15/30 (d)		2,205,000	2,117,021
6.25% 2/1/27 (d)		845,000	814,829
6.875% 11/15/31		990,000	926,888
			33,201,359
Health Care Technology - 0.1%
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)		1,640,000	1,392,417
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		625,000	538,669
4.25% 5/1/28 (d)		70,000	64,153
			602,822
Pharmaceuticals - 0.6%
Bausch Health Companies, Inc.:
5% 1/30/28 (d)		3,845,000	1,441,875
5.25% 1/30/30 (d)		3,247,000	1,201,390
6.25% 2/15/29 (d)		2,185,000	824,838
7% 1/15/28 (d)		550,000	211,750
9% 12/15/25 (d)		100,000	62,063
Catalent Pharma Solutions 3.5% 4/1/30 (d)		475,000	391,212
Jazz Securities DAC 4.375% 1/15/29 (d)		425,000	383,240
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)		590,000	529,330
5.125% 4/30/31 (d)		1,660,000	1,452,500
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		570,000	498,596
5.125% 5/9/29		1,905,000	1,664,958
6.75% 3/1/28		1,145,000	1,094,368
7.125% 1/31/25		965,000	955,350
Valeant Pharmaceuticals International, Inc.:
8.5% 1/31/27 (d)		594,000	285,120
9.25% 4/1/26 (d)		1,300,000	780,000
			11,776,590
TOTAL HEALTH CARE			58,546,564
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.9%
Bombardier, Inc.:
6% 2/15/28 (d)		250,000	221,014
7.5% 12/1/24 (d)		2,740,000	2,714,618
7.5% 3/15/25 (d)		3,365,000	3,291,441
7.875% 4/15/27 (d)		1,104,000	1,057,135
BWX Technologies, Inc. 4.125% 6/30/28 (d)		695,000	639,400
Maxar Technologies, Inc. 7.75% 6/15/27 (d)		1,055,000	1,047,088
Moog, Inc. 4.25% 12/15/27 (d)		692,000	633,422
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		475,000	464,507
The Boeing Co. 5.93% 5/1/60		625,000	596,862
TransDigm, Inc.:
4.625% 1/15/29		950,000	803,339
5.5% 11/15/27		2,414,000	2,172,600
6.25% 3/15/26 (d)		2,625,000	2,579,063
6.375% 6/15/26		175,000	168,000
7.5% 3/15/27		700,000	682,500
			17,070,989
Airlines - 0.4%
American Airlines, Inc. 11.75% 7/15/25 (d)		1,910,000	2,110,560
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.:
5.5% 4/20/26 (d)		660,000	627,845
5.75% 4/20/29 (d)		3,175,000	2,866,200
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)		250,000	228,196
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		230,000	230,575
United Airlines, Inc.:
4.375% 4/15/26 (d)		725,000	661,019
4.625% 4/15/29 (d)		1,490,000	1,307,475
			8,031,870
Building Products - 0.5%
Advanced Drain Systems, Inc.:
5% 9/30/27 (d)		800,000	760,000
6.375% 6/15/30 (d)		300,000	290,257
APi Group DE, Inc. 4.75% 10/15/29 (d)		25,000	20,683
BCPE Ulysses Intermediate, Inc. 7.75% 4/1/27 pay-in-kind (d)(g)		175,000	129,839
Builders FirstSource, Inc. 4.25% 2/1/32 (d)		575,000	458,985
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (d)		900,000	613,508
Griffon Corp. 5.75% 3/1/28		800,000	740,000
Jeld-Wen, Inc. 4.625% 12/15/25 (d)		450,000	387,000
Masonite International Corp. 3.5% 2/15/30 (d)		400,000	322,961
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)		475,000	390,107
New Enterprise Stone & Lime Co., Inc. 5.25% 7/15/28 (d)		840,000	746,495
PGT Innovations, Inc. 4.375% 10/1/29 (d)		885,000	748,565
Shea Homes Ltd. Partnership/Corp. 4.75% 2/15/28 (d)		1,775,000	1,474,799
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (d)		2,670,000	2,120,047
			9,203,246
Commercial Services & Supplies - 1.1%
ACCO Brands Corp. 4.25% 3/15/29 (d)		910,000	758,585
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (d)		1,125,000	834,969
6.625% 7/15/26 (d)		1,764,000	1,651,616
9.75% 7/15/27 (d)		1,060,000	954,485
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)		1,185,000	998,511
4.625% 6/1/28 (d)		1,015,000	850,504
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		1,314,000	1,064,340
CoreCivic, Inc.:
4.75% 10/15/27		90,000	75,697
8.25% 4/15/26		1,660,000	1,641,061
Covanta Holding Corp. 4.875% 12/1/29 (d)		435,000	367,031
GFL Environmental, Inc.:
4.375% 8/15/29 (d)		750,000	635,625
4.75% 6/15/29 (d)		1,530,000	1,327,275
5.125% 12/15/26 (d)		90,000	86,978
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		515,000	469,938
Madison IAQ LLC:
4.125% 6/30/28 (d)		2,165,000	1,856,488
5.875% 6/30/29 (d)		1,710,000	1,406,714
Nielsen Finance LLC/Nielsen Finance Co. 5.625% 10/1/28 (d)		409,000	409,933
PowerTeam Services LLC 9.033% 12/4/25 (d)		275,000	225,973
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
5.75% 4/15/26 (d)		780,000	750,492
6.25% 1/15/28 (d)		900,000	792,389
Staples, Inc.:
7.5% 4/15/26 (d)		1,290,000	1,090,127
10.75% 4/15/27 (d)		425,000	312,375
Stericycle, Inc.:
3.875% 1/15/29 (d)		690,000	597,713
5.375% 7/15/24 (d)		155,000	151,676
The GEO Group, Inc. 9.5% 12/31/28 (d)		650,000	581,750
Verde Bidco SpA 4.625% 10/1/26 (d)	EUR	215,000	181,494
			20,073,739
Construction & Engineering - 0.3%
Amsted Industries, Inc. 4.625% 5/15/30 (d)		965,000	856,438
Cloud Crane LLC 10.125% 8/1/24 (d)		1,812,000	1,707,810
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		525,000	447,788
Pike Corp. 5.5% 9/1/28 (d)		1,349,000	1,115,234
Railworks Holdings LP 8.25% 11/15/28 (d)		640,000	590,400
SRS Distribution, Inc.:
4.625% 7/1/28 (d)		395,000	349,637
6% 12/1/29 (d)		1,805,000	1,469,590
			6,536,897
Electrical Equipment - 0.1%
Sensata Technologies BV:
4% 4/15/29 (d)		1,260,000	1,089,194
5.875% 9/1/30 (d)		785,000	767,322
Wesco Distribution, Inc. 7.25% 6/15/28 (d)		15,000	15,124
			1,871,640
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (d)		360,000	305,046
Machinery - 0.3%
Hillenbrand, Inc.:
3.75% 3/1/31		590,000	498,570
5% 9/15/26 (g)		25,000	24,259
Mueller Water Products, Inc. 4% 6/15/29 (d)		1,615,000	1,453,016
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)		75,000	74,438
Terex Corp. 5% 5/15/29 (d)		435,000	389,195
Titan International, Inc. 7% 4/30/28		25,000	23,750
Vertical Holdco GmbH 7.625% 7/15/28 (d)		2,091,000	1,871,445
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		1,435,000	1,305,850
			5,640,523
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (d)		645,000	531,180
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		620,000	547,941
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		570,000	507,015
Science Applications International Corp. 4.875% 4/1/28 (d)		395,000	365,370
TriNet Group, Inc. 3.5% 3/1/29 (d)		800,000	686,052
			2,106,378
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75% 4/1/28 (d)		525,000	458,283
Hertz Corp.:
4.625% 12/1/26 (d)		125,000	107,064
5% 12/1/29 (d)		800,000	643,512
Watco Companies LLC / Watco Finance Corp. 6.5% 6/15/27 (d)		855,000	819,612
			2,028,471
Trading Companies & Distributors - 0.4%
Alta Equipment Group, Inc. 5.625% 4/15/26 (d)		500,000	433,750
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (d)		1,050,000	893,414
Foundation Building Materials, Inc. 6% 3/1/29 (d)		900,000	726,118
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		2,805,000	2,369,888
United Rentals North America, Inc.:
3.75% 1/15/32		500,000	415,573
3.875% 2/15/31		945,000	817,094
4% 7/15/30		877,000	761,807
4.875% 1/15/28		575,000	537,401
			6,955,045
Transportation Infrastructure - 0.0%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		490,000	422,948
TOTAL INDUSTRIALS			80,777,972
INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.3%
CommScope, Inc.:
4.75% 9/1/29 (d)		645,000	548,863
6% 3/1/26 (d)		170,000	160,667
7.125% 7/1/28 (d)		430,000	353,675
8.25% 3/1/27 (d)		340,000	291,385
Hughes Satellite Systems Corp. 6.625% 8/1/26		1,925,000	1,821,531
ViaSat, Inc.:
5.625% 9/15/25 (d)		550,000	483,041
5.625% 4/15/27 (d)		1,090,000	1,002,800
Viavi Solutions, Inc. 3.75% 10/1/29 (d)		455,000	390,425
			5,052,387
Electronic Equipment & Components - 0.1%
II-VI, Inc. 5% 12/15/29 (d)		845,000	752,363
Likewize Corp. 9.75% 10/15/25 (d)		1,310,000	1,250,622
TTM Technologies, Inc. 4% 3/1/29 (d)		935,000	808,777
			2,811,762
IT Services - 0.6%
Acuris Finance U.S. 5% 5/1/28 (d)		785,000	657,438
Arches Buyer, Inc. 4.25% 6/1/28 (d)		1,265,000	1,018,325
Condor Merger Sub, Inc. 7.375% 2/15/30 (d)		1,565,000	1,306,619
Gartner, Inc.:
3.625% 6/15/29 (d)		1,434,000	1,233,240
3.75% 10/1/30 (d)		585,000	501,638
4.5% 7/1/28 (d)		910,000	839,885
GCI LLC 4.75% 10/15/28 (d)		720,000	648,878
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)		400,000	338,474
5.25% 12/1/27 (d)		245,000	230,300
Presidio Holdings, Inc. 8.25% 2/1/28 (d)		845,000	762,866
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)		475,000	343,055
5.375% 12/1/28 (d)		2,495,000	1,375,991
Sabre GLBL, Inc.:
7.375% 9/1/25 (d)		545,000	516,333
9.25% 4/15/25 (d)		780,000	768,526
Twilio, Inc. 3.875% 3/15/31		1,110,000	895,692
			11,437,260
Semiconductors & Semiconductor Equipment - 0.2%
Entegris Escrow Corp.:
4.75% 4/15/29 (d)		625,000	574,775
5.95% 6/15/30 (d)		3,420,000	3,244,999
			3,819,774
Software - 0.6%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		1,685,000	1,474,375
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)		2,045,000	1,958,312
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)		930,000	796,084
4.875% 7/1/29 (d)		685,000	566,221
Elastic NV 4.125% 7/15/29 (d)		725,000	613,517
Fair Isaac Corp. 4% 6/15/28 (d)		1,545,000	1,364,812
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		405,000	345,730
MicroStrategy, Inc. 6.125% 6/15/28 (d)		865,000	721,824
NCR Corp.:
5.125% 4/15/29 (d)		1,425,000	1,330,622
5.25% 10/1/30 (d)		155,000	143,138
Open Text Corp. 3.875% 2/15/28 (d)		550,000	468,875
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875% 2/1/29 (d)		804,000	696,452
			10,479,962
TOTAL INFORMATION TECHNOLOGY			33,601,145
MATERIALS - 3.2%
Chemicals - 1.3%
Avient Corp. 7.125% 8/1/30 (d)		455,000	449,276
CVR Partners LP 6.125% 6/15/28 (d)		790,000	721,289
Element Solutions, Inc. 3.875% 9/1/28 (d)		427,000	370,956
EverArc Escrow SARL 5% 10/30/29 (d)		950,000	812,250
Gpd Companies, Inc. 10.125% 4/1/26 (d)		545,000	506,851
GrafTech Finance, Inc. 4.625% 12/15/28 (d)		1,080,000	921,482
Iris Holding, Inc. 10% 12/15/28 (d)		675,000	591,307
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		430,000	389,516
7% 12/31/27 (d)		2,160,000	1,782,000
LSB Industries, Inc. 6.25% 10/15/28 (d)		935,000	865,389
Methanex Corp.:
5.125% 10/15/27		1,041,000	947,831
5.25% 12/15/29		565,000	474,648
5.65% 12/1/44		322,000	235,052
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)		615,000	505,838
4.875% 6/1/24 (d)		230,000	219,782
5% 5/1/25 (d)		200,000	188,099
5.25% 6/1/27 (d)		685,000	604,783
Nufarm Australia Ltd. 5% 1/27/30 (d)		510,000	423,300
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (d)		980,000	796,740
6.25% 10/1/29 (d)		805,000	607,775
Rain CII Carbon LLC/CII Carbon Corp. 7.25% 4/1/25 (d)		755,000	706,018
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		405,000	336,150
SPCM SA 3.375% 3/15/30 (d)		600,000	487,398
The Chemours Co. LLC:
4.625% 11/15/29 (d)		1,635,000	1,348,875
5.375% 5/15/27		350,000	322,826
5.75% 11/15/28 (d)		995,000	890,525
The Scotts Miracle-Gro Co. 4% 4/1/31		1,425,000	1,070,346
TPC Group, Inc.:
10.5% 8/1/24 (d)(f)		4,960,000	2,715,600
10.875% 8/1/24 (c)(d)(f)		911,763	916,322
Tronox, Inc. 4.625% 3/15/29 (d)		1,790,000	1,488,922
Univar Solutions U.S.A., Inc. 5.125% 12/1/27 (d)		720,000	669,600
Valvoline, Inc. 4.25% 2/15/30 (d)		129,000	125,762
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		1,180,000	932,200
			24,424,708
Construction Materials - 0.2%
Eco Material Technologies, Inc. 7.875% 1/31/27 (d)		550,000	512,929
SRM Escrow Issuer LLC 6% 11/1/28 (d)		1,613,000	1,463,152
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29 (d)		200,000	179,897
6.5% 3/15/27 (d)		1,000,000	993,213
White Cap Buyer LLC 6.875% 10/15/28 (d)		475,000	416,165
			3,565,356
Containers & Packaging - 0.5%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(g)		1,463,279	1,132,653
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (d)		410,000	332,100
6% 6/15/27 (d)		1,230,000	1,205,563
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)		220,000	211,181
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		870,000	747,078
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		550,000	472,714
Intelligent Packaging Holdco I 9% 1/15/26 pay-in-kind (d)(g)		1,066,000	880,516
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		937,000	801,522
Owens-Brockway Glass Container, Inc. 6.375% 8/15/25 (d)		650,000	627,250
Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (d)		375,000	329,951
Sealed Air Corp.:
5% 4/15/29 (d)		1,020,000	969,000
6.875% 7/15/33 (d)		425,000	433,785
Trident Holdings, Inc. 9.25% 8/1/24 (d)		400,000	371,833
TriMas Corp. 4.125% 4/15/29 (d)		75,000	65,813
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)		344,000	330,240
8.5% 8/15/27 (d)		957,000	909,217
			9,820,416
Metals & Mining - 1.1%
Arconic Corp. 6.125% 2/15/28 (d)		980,000	919,905
ATI, Inc.:
4.875% 10/1/29		330,000	295,220
5.125% 10/1/31		495,000	435,544
5.875% 12/1/27		585,000	555,954
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (d)		1,456,000	1,449,224
Commercial Metals Co. 4.125% 1/15/30		360,000	314,854
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		210,000	199,968
Eldorado Gold Corp. 6.25% 9/1/29 (d)		1,205,000	963,623
ERO Copper Corp. 6.5% 2/15/30 (d)		1,600,000	1,185,000
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		1,685,000	1,668,150
6.875% 10/15/27 (d)		335,000	320,635
7.5% 4/1/25 (d)		206,000	203,296
FMG Resources Pty Ltd.:
4.5% 9/15/27 (d)		370,000	338,012
5.875% 4/15/30 (d)		725,000	668,813
Freeport-McMoRan, Inc.:
5.4% 11/14/34		1,470,000	1,393,957
5.45% 3/15/43		330,000	297,074
Hecla Mining Co. 7.25% 2/15/28		2,275,000	2,163,634
HudBay Minerals, Inc.:
4.5% 4/1/26 (d)		675,000	612,563
6.125% 4/1/29 (d)		1,949,000	1,715,591
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)		310,000	244,072
4.625% 3/1/28 (d)		479,000	412,580
Mineral Resources Ltd. 8.5% 5/1/30 (d)		345,000	347,525
New Gold, Inc. 7.5% 7/15/27 (d)		1,420,000	1,072,100
Novelis Corp. 4.75% 1/30/30 (d)		755,000	656,850
PMHC II, Inc. 9% 2/15/30 (d)		765,000	557,296
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		740,000	664,150
TMS International Corp. 6.25% 4/15/29 (d)		325,000	226,688
			19,882,278
Paper & Forest Products - 0.1%
Glatfelter Corp. 4.75% 11/15/29 (d)		625,000	387,500
LABL, Inc.:
5.875% 11/1/28 (d)		400,000	348,000
8.25% 11/1/29 (d)		1,475,000	1,192,906
SPA Holdings 3 OY 4.875% 2/4/28 (d)		775,000	629,603
			2,558,009
TOTAL MATERIALS			60,250,767
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 0.9%
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)		675,000	571,885
MGM Growth Properties Operating Partnership LP:
3.875% 2/15/29 (d)		950,000	878,750
5.75% 2/1/27		660,000	660,000
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		500,000	374,830
4.625% 8/1/29		195,000	166,130
5% 10/15/27		1,520,000	1,365,471
Park Intermediate Holdings LLC 4.875% 5/15/29 (d)		565,000	496,925
RHP Hotel Properties LP/RHP Finance Corp. 4.5% 2/15/29 (d)		560,000	483,606
SBA Communications Corp. 3.125% 2/1/29		640,000	527,312
Senior Housing Properties Trust:
4.375% 3/1/31		1,125,000	772,031
4.75% 5/1/24		825,000	741,104
9.75% 6/15/25		1,028,000	1,010,575
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)		1,680,000	1,403,781
6.5% 2/15/29 (d)		3,980,000	3,032,282
Uniti Group, Inc.:
6% 1/15/30 (d)		1,425,000	1,004,774
7.875% 2/15/25 (d)		1,875,000	1,852,303
VICI Properties LP / VICI Note Co. 4.5% 1/15/28 (d)		1,475,000	1,367,670
			16,709,429
Real Estate Management & Development - 0.7%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		1,095,000	1,085,419
Five Point Operation Co. LP 7.875% 11/15/25 (d)		1,369,000	1,195,415
Forestar Group, Inc. 3.85% 5/15/26 (d)		2,175,000	1,848,098
Howard Hughes Corp.:
4.125% 2/1/29 (d)		920,000	759,360
4.375% 2/1/31 (d)		2,420,000	1,935,201
5.375% 8/1/28 (d)		1,730,000	1,539,700
Hunt Companies, Inc. 5.25% 4/15/29 (d)		1,175,000	992,875
Kennedy-Wilson, Inc. 4.75% 2/1/30		440,000	361,900
Mattamy Group Corp. 4.625% 3/1/30 (d)		2,150,000	1,742,133
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (d)		3,388,000	2,907,209
			14,367,310
TOTAL REAL ESTATE			31,076,739
UTILITIES - 1.5%
Electric Utilities - 0.8%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)		725,000	605,392
4.75% 3/15/28 (d)		265,000	248,106
NRG Energy, Inc.:
3.375% 2/15/29 (d)		195,000	160,189
3.625% 2/15/31 (d)		1,475,000	1,171,593
3.875% 2/15/32 (d)		500,000	396,250
5.25% 6/15/29 (d)		1,597,000	1,427,399
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		512,260	495,611
Pattern Energy Operations LP 4.5% 8/15/28 (d)		220,000	198,230
PG&E Corp.:
5% 7/1/28		1,615,000	1,434,063
5.25% 7/1/30		5,080,000	4,391,660
Vistra Operations Co. LLC:
4.375% 5/1/29 (d)		1,725,000	1,503,855
5% 7/31/27 (d)		1,377,000	1,281,546
5.625% 2/15/27 (d)		2,072,000	1,994,300
			15,308,194
Gas Utilities - 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75% 5/20/27		298,000	280,862
5.875% 8/20/26		375,000	356,940
Ferrellgas LP/Ferrellgas Finance Corp.:
5.375% 4/1/26 (d)		755,000	656,850
5.875% 4/1/29 (d)		1,735,000	1,414,025
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)		800,000	706,452
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		1,380,000	1,216,898
			4,632,027
Independent Power and Renewable Electricity Producers - 0.5%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		715,000	639,926
Calpine Corp.:
4.5% 2/15/28 (d)		765,000	699,768
5% 2/1/31 (d)		685,000	573,311
5.125% 3/15/28 (d)		7,429,000	6,597,742
			8,510,747
Water Utilities - 0.0%
Solaris Midstream Holdings LLC 7.625% 4/1/26 (d)		515,000	502,769
TOTAL UTILITIES			28,953,737

TOTAL NONCONVERTIBLE BONDS			694,960,535

TOTAL CORPORATE BONDS
(Cost $815,409,265)			704,873,668

U.S. Treasury Obligations - 2.4%
U.S. Treasury Bills, yield at date of purchase 2.22% 10/6/22		$585,000	583,746
U.S. Treasury Notes:
2.5% 3/31/27 (i)(j)		$29,850,000	$28,742,285
2.625% 5/31/27		10,130,000	9,811,063
2.75% 4/30/27		7,445,000	7,246,370
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $47,210,509)			46,383,464

Municipal Securities - 0.1%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2022, 0% 11/1/43 (g)
(Cost $1,044,542)		1,911,444	984,394
		Shares	Value

Common Stocks - 1.2%
COMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Intelsat Emergence SA (c)		104,500	$4,721,310
Intelsat Jackson Holdings SA:
Series A rights (c)(k)		10,942	94,101
Series B rights (c)(k)		10,942	347,080
			5,162,491
ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Jonah Energy Parent LLC (c)(k)		29,131	2,048,492
Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp.		53,962	5,422,641
Chesapeake Energy Corp. (b)(k)		644	64,716
Civitas Resources, Inc.		16,113	1,082,632
Mesquite Energy, Inc. (c)(k)		46,770	2,967,579
			9,537,568

TOTAL ENERGY			11,586,060

HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.1%
Avantor, Inc. (k)		32,812	817,347
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
TE Connectivity Ltd.		1,200	151,452
IT Services - 0.0%
GTT Communications, Inc. rights (c)(k)		106,083	106,083

TOTAL INFORMATION TECHNOLOGY			257,535

MATERIALS - 0.0%
Chemicals - 0.0%
TPC Group, Inc. rights (c)(k)		2,592,104	26
Metals & Mining - 0.0%
Constellium NV (k)		41,600	554,112

TOTAL MATERIALS			554,138

UTILITIES - 0.2%
Gas Utilities - 0.2%
Ferrellgas Partners LP Class B		23,547	3,556,774
TOTAL COMMON STOCKS
(Cost $11,586,159)			21,934,345

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 6.50%		12,400	622,480
Life Sciences Tools & Services - 0.1%
Danaher Corp. Series B, 5.00%		650	913,358

TOTAL HEALTH CARE			1,535,838

UTILITIES - 0.0%
Electric Utilities - 0.0%
NextEra Energy, Inc. 5.279%		25,550	1,326,301
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,662,448)			2,862,139
		Principal Amount(a)	Value

Bank Loan Obligations - 3.2%
COMMUNICATION SERVICES - 0.2%
Media - 0.1%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 10.3874% 5/25/26 (g)(h)(l)		1,648,004	1,548,613
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.6374% 8/24/26 (g)(h)(l)		1,715,490	311,241
			1,859,854
Wireless Telecommunication Services - 0.1%
Xplornet Communications, Inc.:
1LN, term loan 1 month U.S. LIBOR + 4.000% 10/1/28 (h)(l)(m)		1,585,015	1,461,194
2LN, term loan 1 month U.S. LIBOR + 7.000% 9/30/29 (c)(h)(l)(m)		325,000	299,000
			1,760,194

TOTAL COMMUNICATION SERVICES			3,620,048

CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.2%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.484% 7/21/28 (g)(h)(l)		3,124,300	2,994,110
Household Durables - 0.1%
Sunset Debt Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9/17/28 (h)(l)(m)		1,715,700	1,494,083
Internet & Direct Marketing Retail - 0.1%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 3/5/28 (g)(h)(l)		1,995,346	1,927,504
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.1207% 12/18/27 (g)(h)(l)		1,097,194	998,721

TOTAL CONSUMER DISCRETIONARY			7,414,418

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Ascent Resources - Utica LLC/ARU Finance Corp. 2LN, term loan 3 month U.S. LIBOR + 9.000% 11/1/25 (h)(l)(m)		3,503,000	3,693,493
Citgo Petroleum Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 8.7739% 3/28/24 (g)(h)(l)		666,490	665,244
EG America LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.250% 6.5004% 3/10/26 (g)(h)(l)		859,827	839,672
3 month U.S. LIBOR + 4.000% 6.2504% 2/6/25 (g)(h)(l)		1,648,492	1,607,280
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 2/6/25 (g)(h)(l)		1,100,631	1,073,116
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(f)(h)(l)		864,602	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(f)(h)(l)		373,000	0
Prairie ECI Acquiror LP 1LN, term loan 3 month U.S. LIBOR + 4.750% 3/11/26 (h)(l)(m)		765,000	727,584
			8,606,389
FINANCIALS - 0.5%
Insurance - 0.5%
Asurion LLC Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 7.7739% 1/20/29 (g)(h)(l)		9,355,000	7,940,056
HUB International Ltd. Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.77% 4/25/25 (g)(h)(l)		693,212	677,905
			8,617,961
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.35% 12/13/26 (g)(h)(l)		54,582	53,218
Health Care Technology - 0.1%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5.7998% 2/15/29 (g)(h)(l)		1,244,130	1,188,145
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (h)(l)(n)		210,870	201,380
			1,389,525

TOTAL HEALTH CARE			1,442,743

INDUSTRIALS - 0.5%
Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.4599% 4/20/28 (g)(h)(l)		915,000	899,372
Mileage Plus Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 7.3134% 7/2/27 (g)(h)(l)		1,010,000	1,024,362
			1,923,734
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.97% 5/17/28 (g)(h)(l)		972,632	794,154
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC:
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.0553% 12/21/28 (g)(h)(l)		1	1
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 4% 1/31/29 (g)(h)(l)		1	1
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 4% 12/21/28 (g)(h)(l)		1	1
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.9444% 6/21/24 (g)(h)(l)		1,510,003	1,375,839
Intrado Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.5678% 10/10/24 (g)(h)(l)		5,165,348	4,205,626
			5,581,468
Professional Services - 0.0%
CoreLogic, Inc. 2LN, term loan 0% 4/13/29 (g)(l)		755,000	597,077

TOTAL INDUSTRIALS			8,896,433

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7739% 4/4/26 (g)(h)(l)		734,337	702,900
IT Services - 0.2%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 9.25% 5/31/25 (g)(h)(l)		3,708,841	2,866,118
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.3723% 8/27/25 (g)(h)(l)		174,908	173,414
			3,039,532
Software - 0.7%
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 8.2739% 12/10/29 (g)(h)(l)		1,960,000	1,756,160
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 12/10/28 (g)(h)(l)		1,858,219	1,768,634
BMC Software, Inc. Tranche B 2LN, term loan 1 month U.S. LIBOR + 5.500% 3/23/26 (h)(l)(m)		380,000	362,900
Boxer Parent Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.2739% 10/2/25 (g)(h)(l)		245,599	236,553
Central Parent, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 6.6095% 7/6/29 (g)(h)(l)		130,000	126,551
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.6207% 6/13/25 (g)(h)(l)		1,175,000	1,045,421
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.8707% 6/13/24 (g)(h)(l)		908,192	847,916
Proofpoint, Inc. 2LN, term loan 0% 5/27/29 (g)(l)		520,000	507,000
RealPage, Inc. 2LN, term loan 3 month U.S. LIBOR + 0.000% 2/17/29 (h)(l)(m)		750,000	728,438
Skillsoft Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 7/16/28 (h)(l)(m)		1,910,550	1,835,084
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5351% 5/3/26 (g)(h)(l)		1,530,050	1,480,048
2LN, term loan 1 month U.S. LIBOR + 5.250% 7.5351% 5/3/27 (g)(h)(l)		2,784,807	2,706,053
			13,400,758

TOTAL INFORMATION TECHNOLOGY			17,143,190

MATERIALS - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.3633% 5/7/25 (c)(g)(h)(l)		1,036,238	999,970
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 8/3/29 (h)(l)(m)		340,000	318,325
TPC Group, Inc. 1LN, term loan NULL 0% 5/31/23 (c)(g)(l)		620,795	606,646
			1,924,941
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 6.7303% 4/13/29 (g)(h)(l)		465,000	448,065

TOTAL MATERIALS			2,373,006

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Retail Holdings VII Sub 3 LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 8/24/25 (h)(l)(m)		771,367	758,508
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.1905% 8/1/25 (g)(h)(l)		300,000	294,900
Heritage Power LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 6/28/26 (h)(l)(m)		1,651,509	654,873
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.5625% 6/23/25 (g)(h)(l)		890,507	872,145
			1,821,918
TOTAL BANK LOAN OBLIGATIONS
(Cost $67,309,593)			60,694,614
		Shares	Value

Fixed-Income Funds - 53.8%
High Yield Fixed-Income Funds - 53.8%
Artisan High Income Fund Investor Shares		28,902,664	255,499,521
BlackRock High Yield Bond Portfolio Class K		27,977,713	189,688,893
Eaton Vance Income Fund of Boston Class A		24,203,066	119,563,147
Fidelity Capital & Income Fund (o)		18,535,443	172,379,620
MainStay High Yield Corporate Bond Fund Class A		31,443,764	156,589,947
Vanguard High-Yield Corporate Fund Admiral Shares		25,066,788	130,347,296
TOTAL HIGH YIELD FIXED-INCOME FUNDS
(Cost $1,033,741,741)			1,024,068,424
		Principal Amount(a)	Value

Preferred Securities - 0.3%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
DCP Midstream Partners LP 7.375% (g)(p)		700,000	707,502
FINANCIALS - 0.0%
Banks - 0.0%
Citigroup, Inc. 3.875% (g)(p)		25,000	21,662
UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.:
7% (d)(g)(p)		1,775,000	1,663,953
8% (d)(g)(p)		3,520,000	3,477,346
			5,141,299
Multi-Utilities - 0.0%
NiSource, Inc. 5.65% (g)(p)		470,000	442,759

TOTAL UTILITIES			5,584,058

TOTAL PREFERRED SECURITIES
(Cost $6,271,249)			6,313,222
		Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund 2.33% (q)		12,131,840	12,134,266
State Street Institutional U.S. Government Money Market Fund Premier Class 2.25% (r)		13,064,473	13,064,473
TOTAL MONEY MARKET FUNDS
(Cost $25,198,594)			25,198,739
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $2,010,434,100)			1,893,313,009
NET OTHER ASSETS (LIABILITIES) - 0.6%			11,519,079
NET ASSETS - 100%			$1,904,832,088

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	173	Dec. 2022	$20,224,781	$(144,546)	$(144,546)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	174	Dec. 2022	36,249,094	(82,429)	(82,429)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	19	Dec. 2022	2,105,586	(7,445)	(7,445)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	10	Dec. 2022	1,358,438	(11,459)	(11,459)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	1	Dec. 2022	149,500	(220)	(220)
TOTAL FUTURES CONTRACTS					$(246,099)

The notional amount of futures purchased as a percentage of Net Assets is 3.2%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	1,295,914	GBP	1,079,762	HSBC Bank	10/21/22	$40,322
USD	265,600	EUR	257,019	HSBC Bank	11/25/22	5,827
USD	264,717	EUR	255,740	JPMorgan Chase Bank, N.A.	11/25/22	6,236
USD	265,419	EUR	257,019	JPMorgan Chase Bank, N.A.	11/25/22	5,645
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$58,030
					Unrealized Appreciation	58,030

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
5-Year CDX N.A. HY Series 38	NR	Jun. 2027	ICE	(5%)	Quarterly	$22,077,000	$1,127,246	$0	$1,127,246
5-Year CDX N.A. HY Series 38	NR	Jun. 2027	ICE	5%	Quarterly	1,516,680	13,619	0	13,619
American Airlines Group, Inc.	NR	Jun. 2023	ICE	5%	Quarterly	349,000	13,180	0	13,180
Community Health Systems, Inc.	Caa2	Dec. 2026	ICE	5%	Quarterly	784,000	(306,704)	0	(306,704)
Royal Caribbean Cruises Ltd.	B2	Dec. 2023	Citibank, N.A.	5%	Quarterly	860,000	(30,882)	10,484	(20,398)

TOTAL CREDIT DEFAULT SWAPS							$816,459	$10,484	$826,943

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

EUR – European Monetary Unit

GBP – British pound sterling

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,875,528 or 0.4% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $566,338,507 or 29.7% of net assets.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Non-income producing - Security is in default.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $928,982.

 (j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,076,657.

 (k) Non-income producing

 (l) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (m) The coupon rate will be determined upon settlement of the loan after period end.

 (n) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $210,870 and $201,380, respectively.

 (o) Affiliated Fund

 (p) Security is perpetual in nature with no stated maturity date.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (r) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$6,099
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	$368,047
Mesquite Energy, Inc. 15% 7/15/23	11/5/20 - 1/18/22	$635,565

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$1,012,831	$249,826,033	$238,704,598	$75,800	$--	$--	$12,134,266	0.0%
Total	$1,012,831	$249,826,033	$238,704,598	$75,800	$--	$--	$12,134,266

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Capital & Income Fund	$504,966,112	$19,721,239	$305,656,208	$19,720,347	$(4,971,170)	$(41,680,353)	$172,379,620
Total	$504,966,112	$19,721,239	$305,656,208	$19,720,347	$(4,971,170)	$(41,680,353)	$172,379,620

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$5,162,491	$--	$--	$5,162,491
Energy	11,586,060	6,569,989	--	5,016,071
Health Care	2,353,185	817,347	1,535,838	--
Information Technology	257,535	151,452	--	106,083
Materials	554,138	554,112	--	26
Utilities	4,883,075	3,556,774	1,326,301	--
Corporate Bonds	704,873,668	--	697,146,533	7,727,135
U.S. Government and Government Agency Obligations	45,799,718	--	45,799,718	--
Municipal Securities	984,394	--	984,394	--
Bank Loan Obligations	60,694,614	--	58,788,998	1,905,616
Fixed-Income Funds	1,024,068,424	1,024,068,424	--	--
Preferred Securities	6,313,222	--	6,313,222	--
Money Market Funds	25,198,739	25,198,739	--	--
Other Short-Term Investments	583,746	--	583,746	--
Total Investments in Securities:	$1,893,313,009	$1,060,916,837	$812,478,750	$19,917,422
Derivative Instruments:
Assets
Swaps	$1,154,045	$--	$1,154,045	$--
Forward Foreign Currency Contracts	58,030	--	58,030	--
Total Assets	$1,212,075	$--	$1,212,075	$--
Liabilities
Futures Contracts	$(246,099)	$(246,099)	$--	$--
Swaps	(337,586)	--	(337,586)	--
Total Liabilities	$(583,685)	$(246,099)	$(337,586)	$--
Total Derivative Instruments:	$628,390	$(246,099)	$874,489	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$14,647,753
Net Realized Gain (Loss) on Investment Securities	(1,005)
Net Unrealized Gain (Loss) on Investment Securities	3,422,079
Cost of Purchases	606,646
Proceeds of Sales	(68,287)
Amortization/Accretion	8,837
Transfers into Level 3	1,301,399
Transfers out of Level 3	--
Ending Balance	$19,917,422
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2022	$3,422,079

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation{s} are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a),(b)	$1,154,045	$(337,586)
Total Credit Risk	1,154,045	(337,586)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	58,030	0
Total Foreign Exchange Risk	58,030	0
Interest Rate Risk
Futures Contracts(d)	0	(246,099)
Total Interest Rate Risk	0	(246,099)
Total Value of Derivatives	$1,212,075	$(583,685)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,848,250,808)	$1,708,799,123
Fidelity Central Funds (cost $12,134,121)	12,134,266
Other affiliated issuers (cost $150,049,171)	172,379,620
Total Investment in Securities (cost $2,010,434,100)		$1,893,313,009
Foreign currency held at value (cost $5,500)		5,529
Receivable for investments sold
Regular delivery		2,262,476
Delayed delivery		4,019,979
Unrealized appreciation on forward foreign currency contracts		58,030
Receivable for fund shares sold		417,935
Dividends receivable		153,517
Interest receivable		13,333,498
Distributions receivable from Fidelity Central Funds		20,857
Receivable for daily variation margin on centrally cleared OTC swaps		62,813
Prepaid expenses		7,448
Other receivables		50,785
Total assets		1,913,705,876
Liabilities
Payable to custodian bank	$3,363,392
Payable for investments purchased	4,148,684
Payable for fund shares redeemed	925,962
Distributions payable	50,805
Bi-lateral OTC swaps, at value	30,882
Accrued management fee	243,000
Payable for daily variation margin on futures contracts	27,867
Other payables and accrued expenses	83,196
Total liabilities		8,873,788
Net Assets		$1,904,832,088
Net Assets consist of:
Paid in capital		$2,164,245,526
Total accumulated earnings (loss)		(259,413,438)
Net Assets		$1,904,832,088
Net Asset Value, offering price and redemption price per share ($1,904,832,088 ÷ 227,962,950 shares)		$8.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$33,887,087
Affiliated issuers		6,098,565
Interest		38,469,429
Income from Fidelity Central Funds		75,800
Total income		78,530,881
Expenses
Management fee	$5,241,179
Custodian fees and expenses	24,443
Independent trustees' fees and expenses	9,701
Registration fees	33,019
Audit	23,695
Legal	133,066
Miscellaneous	14,304
Total expenses before reductions	5,479,407
Expense reductions	(3,332,326)
Total expenses after reductions		2,147,081
Net investment income (loss)		76,383,800
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(112,740,481)
Affiliated issuers	(4,971,170)
Forward foreign currency contracts	426,808
Foreign currency transactions	(44,931)
Futures contracts	(3,317,444)
Swaps	2,131,578
Capital gain distributions from underlying funds:
Affiliated issuers	13,621,782
Total net realized gain (loss)		(104,893,858)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(167,348,820)
Affiliated issuers	(41,680,353)
Forward foreign currency contracts	22,151
Assets and liabilities in foreign currencies	(54,019)
Futures contracts	(849,154)
Swaps	789,175
Total change in net unrealized appreciation (depreciation)		(209,121,020)
Net gain (loss)		(314,014,878)
Net increase (decrease) in net assets resulting from operations		$(237,631,078)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$76,383,800	$285,882,081
Net realized gain (loss)	(104,893,858)	107,535,532
Change in net unrealized appreciation (depreciation)	(209,121,020)	(224,312,910)
Net increase (decrease) in net assets resulting from operations	(237,631,078)	169,104,703
Distributions to shareholders	(72,284,714)	(310,897,061)
Share transactions
Proceeds from sales of shares	107,376,845	765,129,942
Reinvestment of distributions	71,867,742	308,906,328
Cost of shares redeemed	(2,122,908,680)	(3,977,874,695)
Net increase (decrease) in net assets resulting from share transactions	(1,943,664,093)	(2,903,838,425)
Total increase (decrease) in net assets	(2,253,579,885)	(3,045,630,783)
Net Assets
Beginning of period	4,158,411,973	7,204,042,756
End of period	$1,904,832,088	$4,158,411,973
Other Information
Shares
Sold	12,295,360	79,497,393
Issued in reinvestment of distributions	8,298,083	32,119,064
Redeemed	(242,309,996)	(414,020,862)
Net increase (decrease)	(221,716,553)	(302,404,405)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Income Opportunities Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2022	2022	2021	2020 A	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$9.25	$9.58	$9.32	$9.34	$9.53	$9.57
Income from Investment Operations
Net investment income (loss)B,C	.251	.440	.473	.515	.513	.489
Net realized and unrealized gain (loss)	(.904)	(.279)	.241	(.001)	(.222)	(.050)
Total from investment operations	(.653)	.161	.714	.514	.291	.439
Distributions from net investment income	(.237)	(.461)	(.454)	(.530)	(.469)	(.479)
Distributions from net realized gain	–	(.030)	–	(.004)	(.012)	–
Total distributions	(.237)	(.491)	(.454)	(.534)	(.481)	(.479)
Net asset value, end of period	$8.36	$9.25	$9.58	$9.32	$9.34	$9.53
Total ReturnD,E	(7.10)%	1.61%	8.05%	5.57%	3.21%	4.66%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.41%H	.38%	.39%	.34%	.36%	.38%
Expenses net of fee waivers, if any	.16%H	.13%	.14%	.09%	.11%	.13%
Expenses net of all reductions	.16%H	.13%	.14%	.09%	.11%	.13%
Net investment income (loss)	5.68%H	4.57%	5.10%	5.44%	5.49%	5.09%
Supplemental Data
Net assets, end of period (000 omitted)	$1,904,832	$4,158,412	$7,204,043	$2,042,054	$2,642,485	$3,047,435
Portfolio turnover rateI	21%H	33%	43%	40%	22%	33%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2022

1. Organization.

Strategic Advisers Income Opportunities Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 10,284,671	Recovery value	Recovery value	$0.00 -$1.00/$1.00	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	3.0 – 6.0/4.5	Increase
			Daily production multiple ($/Million cubic feet per day	$2,750.00	Increase
			Daily production multiple ($/Barrels of oil equivalent per day)	$26,000.00	Increase
			Enterprise value/PV-10 multiple (EV/PV10)	0.4 -0.9/0.7	Increase
			Enterprise value/Proved reserves multiple (EV/PR)	0.6 – 6.5/4.1	Increase
		Discounted cash flow	Discount rate	8.0% - 10.0%/9.0%	Decrease
			Term	1.3	Increase
Corporate Bonds	$7,727,135	Recovery value	Recovery value	$0.00	Increase
		Indicative market price	Evaluated bid	$100.50	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	3.0	Increase
			Daily production multiple ($/Barrels of oil equivalent per day)	$26,000.00	Increase
			Enterprise value/PV-10 multiple (EV/PV10)	0.9	Increase
			Enterprise value/Proved reserves multiple (EV/PR)	6.5	Increase
		Discounted cash flow	Discount rate	10.0%	Decrease
Bank Loan Obligations	$1,905,616	Market approach	Transaction price	$97.72	Increase
		Recovery value	Recovery value	$0.00	Increase
		Indicative market price	Evaluated bid	$92.00 - $96.50/$95.46	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Income Opportunities Fund	$50,785

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, swaps, foreign currency transactions, market discount, partnerships, equity-debt classifications and contingent interest, certain conversion ratio adjustments, deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$54,324,821
Gross unrealized depreciation	(168,390,479)
Net unrealized appreciation (depreciation)	$(114,065,658)
Tax cost	$2,008,007,057

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Long-term	$(37,163,038)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Strategic Advisers Income Opportunities Fund
Credit Risk
Swaps	$2,131,578	$789,175
Total Credit Risk	2,131,578	789,175
Foreign Exchange Risk
Forward Foreign Currency Contracts	426,808	22,151
Total Foreign Exchange Risk	426,808	22,151
Interest Rate Risk
Futures Contracts	(3,317,444)	(849,154)
Total Interest Rate Risk	(3,317,444)	(849,154)
Totals	$(759,058)	$(37,828)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Income Opportunities Fund	238,619,031	2,199,511,486

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .75% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .39% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (an affiliate of the investment adviser), PGIM, Inc. and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Income Opportunities Fund	$3,230

8. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2025. During the period, this waiver reduced the Fund's management fee by $ 3,332,326.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Strategic Advisers Income Opportunities Fund	.16%
Actual		$1,000.00	$929.00	$.78
Hypothetical-C		$1,000.00	$1,024.40	$.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

SRQ-SANN-1022
1.912883.112

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 20, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 20, 2022